UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.83%
Actual		$ 1,000.00	$ 1,008.90	$ 4.13
Hypothetical A		$ 1,000.00	$ 1,020.68	$ 4.16
Class T	.81%
Actual		$ 1,000.00	$ 1,009.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.56%
Actual		$ 1,000.00	$ 1,005.30	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Class C	1.59%
Actual		$ 1,000.00	$ 1,005.20	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,016.91	$ 7.95
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,010.10	$ 2.89
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 36.0%	U.S. Government and U.S. Government Agency Obligations† 43.4%
AAA 12.7%	AAA 12.4%
AA 5.9%	AA 5.0%
A 15.0%	A 13.3%
BBB 26.7%	BBB 22.6%
BB and Below 2.9%	BB and Below 2.0%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	4.5	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 46.8%		Corporate Bonds 39.3%
	U.S. Government and U.S. Government Agency Obligations† 36.0%		U.S. Government and U.S. Government Agency Obligations† 43.4%
	Asset-Backed Securities 7.3%		Asset-Backed Securities 8.1%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 1.9%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	12.3%	** Foreign investments	10.6%

† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,222,860
1.3% 7/31/15 (d)	1,260,000	1,266,912
1.65% 4/10/15 (d)	620,000	627,074
1.95% 3/28/14 (d)	790,000	798,610
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	622,551
1.625% 3/22/15 (d)	1,180,000	1,195,352
2.375% 3/22/17 (d)	600,000	620,436
		6,353,795
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	550,750
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	367,913
5.15% 3/1/20	693,000	818,171
5.7% 5/15/18	42,000	50,552
COX Communications, Inc. 4.625% 6/1/13	674,000	680,909
Discovery Communications LLC:
3.7% 6/1/15	875,000	929,415
5.05% 6/1/20	322,000	369,525
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,024
5.15% 4/30/20	1,000,000	1,187,385
News America, Inc.:
5.3% 12/15/14	132,000	142,663
6.9% 3/1/19	750,000	944,427
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,158,568
6.2% 7/1/13	404,000	411,110
6.75% 7/1/18	1,141,000	1,397,202
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,294
4.875% 3/15/20	731,000	837,993
5.875% 11/15/16	685,000	798,858
Viacom, Inc.:
3.5% 4/1/17	455,000	490,272
6.125% 10/5/17	679,000	806,672
		11,486,953
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,118,720
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	494,000	509,690
Home Depot, Inc. 4.4% 4/1/21	610,000	708,555
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	867,287
		2,085,532
TOTAL CONSUMER DISCRETIONARY		21,595,750
CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	655,398
1.5% 7/14/14	551,000	558,088
5.375% 11/15/14	111,000	119,748
Beam, Inc. 1.875% 5/15/17	735,000	748,595
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	557,398
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	518,376
6.375% 6/15/14	272,000	290,952
Heineken NV:
1.4% 10/1/17 (d)	321,000	320,023
2.75% 4/1/23 (d)	335,000	326,508
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,090,036
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	1,280,000	1,335,297
		6,520,419
Food & Staples Retailing - 0.4%
CVS Caremark Corp. 4.125% 5/15/21	620,000	687,715
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	854,576
Walgreen Co.:
1.8% 9/15/17	267,000	270,857
3.1% 9/15/22	386,000	387,456
		2,200,604
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (d)	600,000	615,833
6% 11/27/17 (d)	106,000	126,784
ConAgra Foods, Inc.:
1.9% 1/25/18	222,000	224,605
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 258,000	$ 257,473
General Mills, Inc. 5.2% 3/17/15	650,000	708,526
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	633,392
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	787,269
6.5% 8/11/17	140,000	169,451
6.75% 2/19/14	82,000	86,653
		3,609,986
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	620,000	608,201
9.7% 11/10/18	454,000	633,713
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,151,428
Reynolds American, Inc.:
1.05% 10/30/15	707,000	706,297
3.25% 11/1/22	326,000	324,279
6.75% 6/15/17	513,000	619,458
		4,043,376
TOTAL CONSUMER STAPLES		16,374,385
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	468,000	472,084
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	697,767
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	928,111
FMC Technologies, Inc.:
2% 10/1/17	80,000	80,702
3.45% 10/1/22	146,000	148,169
Halliburton Co. 6.15% 9/15/19	425,000	535,126
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	622,584
Noble Holding International Ltd. 2.5% 3/15/17	262,000	269,001
Weatherford International Ltd.:
4.95% 10/15/13	303,000	310,765
5.15% 3/15/13	1,469,000	1,470,638
		5,534,947
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 45,000	$ 51,745
6.375% 9/15/17	555,000	662,819
Apache Corp. 1.75% 4/15/17	172,000	175,234
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	657,584
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	793,768
DCP Midstream Operating LP 2.5% 12/1/17	292,000	295,272
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	231,027
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,303
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	650,498
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	529,679
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	483,950
4.05% 2/15/22	610,000	663,707
5.6% 10/15/14	339,000	364,663
5.65% 4/1/13	105,000	105,349
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	23,436
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	934,284
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	914,354
Nexen, Inc. 5.2% 3/10/15	158,000	170,900
Petro-Canada 6.05% 5/15/18	326,000	393,881
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	642,978
5.75% 1/20/20	816,000	905,813
7.875% 3/15/19	647,000	792,054
Petroleos Mexicanos:
3.5% 1/30/23 (d)	485,000	475,300
4.875% 1/24/22	700,000	768,950
6% 3/5/20	59,000	69,384
Phillips 66 2.95% 5/1/17	1,260,000	1,333,375
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	403,638
5.75% 1/15/20	962,000	1,152,335
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	999,185
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	895,066
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	32,870
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,144,514
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,295,340
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	507,093
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	453,814
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 600,000	$ 678,521
XTO Energy, Inc.:
5% 1/31/15	264,000	287,043
5.65% 4/1/16	181,000	208,566
		21,172,292
TOTAL ENERGY		26,707,239
FINANCIALS - 23.4%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	414,245
BlackRock, Inc. 4.25% 5/24/21	650,000	730,220
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	656,089
2.375% 1/22/18	600,000	607,916
3.3% 5/3/15	620,000	648,257
3.7% 8/1/15	712,000	752,195
5.25% 7/27/21	750,000	853,850
5.95% 1/18/18	1,693,000	1,980,416
6.15% 4/1/18	402,000	475,076
JPMorgan Chase & Co. 1.1% 10/15/15	620,000	622,104
Lazard Group LLC:
6.85% 6/15/17	669,000	771,089
7.125% 5/15/15	239,000	265,007
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,965
6.875% 4/25/18	726,000	880,244
Morgan Stanley:
1.75% 2/25/16	510,000	512,270
4.1% 1/26/15	1,320,000	1,384,061
4.75% 4/1/14	138,000	142,754
5.45% 1/9/17	200,000	223,916
5.625% 9/23/19	112,000	129,587
5.75% 1/25/21	647,000	750,244
5.95% 12/28/17	383,000	443,524
6% 4/28/15	130,000	141,913
7.3% 5/13/19	603,000	748,080
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,307,771
		15,487,793
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 7.8%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	$ 740,000	$ 750,721
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	620,000	635,846
Bank of America NA 5.3% 3/15/17	250,000	280,237
Bank of Montreal 2.5% 1/11/17	640,000	669,752
Bank of Nova Scotia 1.375% 12/18/17	935,000	935,253
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	590,000	590,870
BB&T Corp. 3.95% 3/22/22	940,000	1,007,139
Comerica, Inc. 3% 9/16/15	2,000	2,105
Commonwealth Bank of Australia:
1.95% 3/16/15	630,000	646,262
2.9% 9/17/14 (d)	3,000,000	3,115,680
Credit Suisse 6% 2/15/18	1,680,000	1,938,419
Discover Bank 2% 2/21/18	1,200,000	1,204,008
Fifth Third Bancorp:
3.5% 3/15/22	700,000	730,415
3.625% 1/25/16	361,000	386,995
4.5% 6/1/18	63,000	70,134
8.25% 3/1/38	68,000	94,934
Fifth Third Bank:
1.45% 2/28/18	580,000	579,472
4.75% 2/1/15	308,000	329,453
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	7,000	7,009
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	743,704
HBOS PLC 6.75% 5/21/18 (d)	509,000	564,144
HSBC Holdings PLC:
4% 3/30/22	567,000	610,599
5.1% 4/5/21	610,000	710,656
Huntington Bancshares, Inc. 7% 12/15/20	180,000	223,197
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,086,326
KeyBank NA:
1.65% 2/1/18	397,000	401,141
5.8% 7/1/14	1,351,000	1,441,545
KeyCorp. 5.1% 3/24/21	622,000	723,321
Marshall & Ilsley Bank 5% 1/17/17	778,000	855,301
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	936,901
National Australia Bank Ltd. 2% 3/9/15	630,000	646,506
National Bank of Canada 1.5% 6/26/15	830,000	842,533
PNC Bank NA 2.7% 11/1/22	1,560,000	1,523,033
PNC Funding Corp. 3.625% 2/8/15	717,000	757,199
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV:
1.85% 1/10/14	$ 1,720,000	$ 1,740,537
2.125% 10/13/15	278,000	286,982
3.95% 11/9/22	1,240,000	1,260,526
Regions Bank 7.5% 5/15/18	770,000	939,400
Regions Financial Corp.:
5.75% 6/15/15	4,000	4,345
7.75% 11/10/14	20,000	22,050
Royal Bank of Canada 1.5% 1/16/18	1,220,000	1,229,212
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,492,000	1,535,807
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	956,318
SunTrust Banks, Inc.:
3.5% 1/20/17	853,000	918,015
3.6% 4/15/16	525,000	562,427
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,290,190
Union Bank NA 2.125% 6/16/17	700,000	718,683
UnionBanCal Corp. 5.25% 12/16/13	115,000	119,182
Wachovia Corp. 5.625% 10/15/16	590,000	675,540
Wells Fargo & Co.:
1.25% 2/13/15	2,229,000	2,250,066
3.5% 3/8/22	700,000	738,546
3.676% 6/15/16	620,000	672,412
Westpac Banking Corp.:
1.125% 9/25/15	1,200,000	1,209,906
1.85% 12/9/13	687,000	694,851
2% 8/14/17	1,121,000	1,152,845
		46,018,650
Consumer Finance - 3.3%
American Express Credit Corp.:
0.875% 11/13/15	620,000	619,785
2.75% 9/15/15	1,561,000	1,632,692
2.8% 9/19/16	599,000	633,904
American Honda Finance Corp. 1.5% 9/11/17 (d)	620,000	625,449
Capital One Financial Corp.:
1% 11/6/15	620,000	617,755
2.125% 7/15/14	1,309,000	1,331,568
2.15% 3/23/15	620,000	633,820
3.15% 7/15/16	605,000	644,859
7.375% 5/23/14	232,000	250,286
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22 (d)	$ 30,000	$ 30,698
5.2% 4/27/22	93,000	105,246
6.45% 6/12/17	399,000	468,633
Ford Motor Credit Co. LLC:
2.75% 5/15/15	930,000	950,165
3% 6/12/17	1,000,000	1,025,458
4.25% 9/20/22	620,000	639,438
General Electric Capital Corp.:
1% 1/8/16	727,000	729,319
1.6% 11/20/17	1,860,000	1,871,032
2.25% 11/9/15	886,000	918,096
2.9% 1/9/17	640,000	678,792
2.95% 5/9/16	255,000	269,805
3.35% 10/17/16	610,000	655,244
3.5% 6/29/15	1,263,000	1,339,967
6.375% 11/15/67 (f)	1,275,000	1,348,313
HSBC USA, Inc.:
1.625% 1/16/18	543,000	545,428
2.375% 2/13/15	511,000	526,873
Hyundai Capital America 2.125% 10/2/17 (d)	224,000	225,912
		19,318,537
Diversified Financial Services - 3.4%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	241,239
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,253,869
4.5% 4/1/15	1,230,000	1,308,173
5.75% 12/1/17	1,150,000	1,331,097
5.875% 1/5/21	980,000	1,164,503
BP Capital Markets PLC:
2.248% 11/1/16	620,000	645,366
3.125% 10/1/15	60,000	63,563
3.2% 3/11/16	610,000	651,172
3.245% 5/6/22	620,000	637,905
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,216,717
3.953% 6/15/16	610,000	655,726
4.5% 1/14/22	1,190,000	1,324,583
4.75% 5/19/15	1,605,000	1,722,505
5.125% 5/5/14	150,000	157,017
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 12,000	$ 14,359
6.5% 8/19/13	1,750,000	1,797,345
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	635,160
3.4% 6/24/15	2,482,000	2,622,613
4.5% 1/24/22	640,000	712,582
5.4% 1/6/42	266,000	313,781
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	300,000	307,041
TECO Finance, Inc.:
4% 3/15/16	171,000	184,209
5.15% 3/15/20	252,000	291,558
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	970,193
		20,222,276
Insurance - 2.7%
American International Group, Inc.:
3% 3/20/15	310,000	322,319
4.25% 9/15/14	970,000	1,018,920
4.875% 6/1/22	604,000	685,167
Aon Corp.:
3.5% 9/30/15	911,000	959,394
5% 9/30/20	600,000	686,209
Assurant, Inc. 5.625% 2/15/14	332,000	346,242
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,663
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	633,209
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	266,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	327,289
5.375% 3/15/17	18,000	20,520
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	599,000	654,545
6.5% 3/15/35 (d)	104,000	117,098
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	409,032
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	272,181
2.375% 2/6/14	876,000	891,292
4.125% 8/13/42	600,000	570,427
5% 6/15/15	175,000	191,563
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	$ 1,431,000	$ 1,427,729
2.5% 9/29/15 (d)	750,000	780,552
Monumental Global Funding III 5.5% 4/22/13 (d)	382,000	384,549
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	60,950
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,218,000	1,224,376
Pacific LifeCorp 6% 2/10/20 (d)	321,000	369,099
Prudential Financial, Inc.:
4.5% 11/15/20	700,000	784,716
5.4% 6/13/35	68,000	73,286
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(f)	29,000	28,874
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	991,336
Unum Group:
5.625% 9/15/20	370,000	428,152
7.125% 9/30/16	704,000	822,939
		15,838,398
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	204,159
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	55,066
Boston Properties, Inc. 3.85% 2/1/23	580,000	614,372
BRE Properties, Inc. 5.5% 3/15/17	61,000	69,301
Camden Property Trust 5.375% 12/15/13	326,000	337,178
DDR Corp. 4.625% 7/15/22	200,000	216,223
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	320,692
7.5% 4/1/17	389,000	463,868
Duke Realty LP:
3.875% 10/15/22	461,000	473,432
4.625% 5/15/13	122,000	122,906
5.4% 8/15/14	498,000	526,042
6.25% 5/15/13	1,166,000	1,178,447
6.75% 3/15/20	35,000	42,804
8.25% 8/15/19	7,000	9,115
Equity One, Inc.:
3.75% 11/15/22	1,300,000	1,276,683
6% 9/15/17	509,000	582,490
6.25% 1/15/17	74,000	84,300
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	87,901
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
5.9% 4/1/20	$ 5,000	$ 5,958
6.2% 1/15/17	94,000	109,553
Health Care REIT, Inc. 2.25% 3/15/18	193,000	194,740
HRPT Properties Trust:
5.75% 11/1/15	211,000	229,063
6.25% 6/15/17	186,000	203,260
6.65% 1/15/18	95,000	108,042
UDR, Inc. 5.5% 4/1/14	1,107,000	1,158,305
Washington (REIT) 5.25% 1/15/14	30,000	30,948
		8,704,848
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	389,000	396,785
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,064,994
4.25% 7/15/22	277,000	290,133
6.125% 4/15/20	6,000	7,011
Brandywine Operating Partnership LP:
3.95% 2/15/23	623,000	627,241
5.7% 5/1/17	369,000	417,359
ERP Operating LP:
4.625% 12/15/21	470,000	527,689
4.75% 7/15/20	446,000	502,407
5.375% 8/1/16	240,000	272,938
5.75% 6/15/17	1,003,000	1,176,749
Liberty Property LP:
4.125% 6/15/22	301,000	315,832
4.75% 10/1/20	1,045,000	1,151,149
5.125% 3/2/15	170,000	182,089
5.5% 12/15/16	260,000	294,709
6.625% 10/1/17	582,000	692,618
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	444,855
4.5% 4/18/22	185,000	196,853
7.75% 8/15/19	64,000	81,052
Post Apartment Homes LP 3.375% 12/1/22	412,000	409,643
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	199,781
5.5% 1/15/14 (d)	144,000	148,345
5.7% 4/15/17 (d)	295,000	325,592
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 92,000	$ 95,912
5.25% 8/1/15	522,000	568,876
5.875% 6/15/17	160,000	184,235
Simon Property Group LP:
2.8% 1/30/17	142,000	149,841
4.2% 2/1/15	234,000	247,267
Tanger Properties LP:
6.125% 6/1/20	606,000	742,332
6.15% 11/15/15	115,000	130,414
Ventas Realty LP 2% 2/15/18	393,000	394,096
		12,238,797
TOTAL FINANCIALS		137,829,299
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	528,021
Celgene Corp. 2.45% 10/15/15	56,000	58,076
		586,097
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	77,000	77,277
2.75% 11/15/22	310,000	302,645
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	307,398
6.3% 8/15/14	546,000	586,096
Express Scripts, Inc.:
3.125% 5/15/16	555,000	585,764
6.25% 6/15/14	299,000	319,519
McKesson Corp. 0.95% 12/4/15	120,000	120,364
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,158,035
UnitedHealth Group, Inc.:
1.4% 10/15/17	128,000	128,576
2.75% 2/15/23	105,000	103,790
3.875% 10/15/20	759,000	831,791
WellPoint, Inc.:
1.25% 9/10/15	180,000	181,392
1.875% 1/15/18	326,000	329,413
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
3.125% 5/15/22	$ 620,000	$ 621,017
4.35% 8/15/20	760,000	842,750
		6,495,827
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (d)	1,062,000	1,075,413
2.9% 11/6/22 (d)	620,000	619,778
Merck & Co., Inc. 5% 6/30/19	348,000	415,628
Novartis Capital Corp. 2.4% 9/21/22	500,000	495,187
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,050,993
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	210,000	211,803
5% 8/15/14	66,000	69,837
Zoetis, Inc.:
1.875% 2/1/18 (d)	96,000	96,340
3.25% 2/1/23 (d)	235,000	236,475
		4,271,454
TOTAL HEALTH CARE		11,353,378
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	55,377
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	389,087	416,829
6.795% 2/2/20	14,595	15,179
6.9% 7/2/19	110,025	117,177
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	225,095	236,349
8.36% 1/20/19	185,844	203,035
		988,569
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	620,000	647,661
6% 10/15/17	442,000	531,622
General Electric Co. 2.7% 10/9/22	512,000	510,962
		1,690,245
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	$ 1,300,000	$ 1,310,004
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	637,589
TOTAL INDUSTRIALS		4,681,784
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	630,000	644,614
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	549,339
6.55% 10/1/17	356,000	425,589
		974,928
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	277,000	281,512
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,172,030
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,119,444
TOTAL INFORMATION TECHNOLOGY		5,192,528
MATERIALS - 1.2%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	335,000	333,482
Sherwin-Williams Co. 1.35% 12/15/17	620,000	621,456
The Dow Chemical Co.:
4.125% 11/15/21	594,000	641,954
4.25% 11/15/20	321,000	352,680
7.6% 5/15/14	32,000	34,606
		1,984,178
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	363,381
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	1,000,000	1,006,189
9.375% 4/8/14 (d)	459,000	499,772
9.375% 4/8/19 (d)	630,000	843,775
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	$ 630,000	$ 665,150
Rio Tinto Finance USA PLC 1.625% 8/21/17	940,000	947,934
Vale Overseas Ltd. 6.25% 1/23/17	403,000	461,010
		4,423,830
TOTAL MATERIALS		6,771,389
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	390,866
AT&T, Inc.:
1.4% 12/1/17	620,000	618,611
2.5% 8/15/15	562,000	585,247
CenturyLink, Inc. 6.15% 9/15/19	592,000	638,077
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (d)	923,000	974,126
5.25% 7/22/13	370,000	376,517
France Telecom SA 2.125% 9/16/15	220,000	226,515
Qwest Corp. 3.558% 6/15/13 (f)	1,080,000	1,083,181
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,013,589
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,313,590
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	615,832
2% 11/1/16	1,279,000	1,325,914
3% 4/1/16	621,000	660,699
		9,822,764
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
2.375% 9/8/16	646,000	668,929
3.125% 7/16/22	434,000	431,930
3.625% 3/30/15	600,000	632,227
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	714,902
4.75% 10/1/14	1,360,000	1,441,595
5.875% 10/1/19	34,000	40,126
Vodafone Group PLC:
1.5% 2/19/18	600,000	599,171
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
4.15% 6/10/14	$ 346,000	$ 360,956
5% 12/16/13	398,000	412,127
		5,301,963
TOTAL TELECOMMUNICATION SERVICES		15,124,727
UTILITIES - 4.1%
Electric Utilities - 2.6%
AmerenUE 6.4% 6/15/17	519,000	628,802
American Electric Power Co., Inc. 1.65% 12/15/17	257,000	257,834
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	739,823
Commonwealth Edison Co. 4% 8/1/20	600,000	671,943
Duke Capital LLC 5.668% 8/15/14	357,000	380,901
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	57,725
Edison International 3.75% 9/15/17	431,000	468,384
Exelon Corp. 4.9% 6/15/15	415,000	449,999
FirstEnergy Corp.:
4.25% 3/15/23	600,000	599,556
7.375% 11/15/31	55,000	65,320
FirstEnergy Solutions Corp.:
4.8% 2/15/15	552,000	589,656
6.05% 8/15/21	655,000	779,667
Hydro-Quebec 2% 6/30/16	2,500,000	2,603,168
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	490,735
3.75% 11/15/20	2,000	2,126
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,937,680
6.5% 8/1/18	273,000	341,215
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,050,528
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	101,163
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	134,367
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	473,413
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	739,411
Progress Energy, Inc. 4.4% 1/15/21	732,000	814,980
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	276,333
Tampa Electric Co.:
4.1% 6/15/42	108,000	112,015
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.: - continued
5.4% 5/15/21	$ 238,000	$ 293,128
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	115,212
		15,175,084
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	206,174
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	240,063
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,530,185
PSEG Power LLC 2.75% 9/15/16	148,000	154,095
		1,924,343
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	74,641
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	787,109
Dominion Resources, Inc.:
2.611% 9/30/66 (f)	651,000	608,093
7.5% 6/30/66 (f)	567,000	629,398
National Grid PLC 6.3% 8/1/16	248,000	288,308
NiSource Finance Corp.:
3.85% 2/15/23	700,000	718,612
5.25% 9/15/17	402,000	462,062
5.4% 7/15/14	234,000	248,151
5.45% 9/15/20	43,000	50,418
6.4% 3/15/18	230,000	276,115
San Diego Gas & Electric Co. 3% 8/15/21	600,000	634,238
Sempra Energy:
2.3% 4/1/17	1,435,000	1,490,049
2.875% 10/1/22	256,000	255,380
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	492,817
		7,015,391
TOTAL UTILITIES		24,320,992
TOTAL NONCONVERTIBLE BONDS (Cost $251,238,607)		269,951,471
U.S. Government and Government Agency Obligations - 29.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 9/28/15	$ 5,802,000	$ 5,815,907
0.875% 12/20/17	1,142,000	1,143,772
0.875% 2/8/18	1,363,000	1,363,581
1.625% 10/26/15	1,941,000	2,003,027
Freddie Mac:
0.75% 1/12/18	3,200,000	3,180,390
1% 9/29/17	3,158,000	3,186,337
1.75% 9/10/15	980,000	1,013,410
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,706,424
U.S. Treasury Obligations - 25.8%
U.S. Treasury Notes:
0.75% 6/30/17	11,000,000	11,058,432
0.875% 11/30/16	13,269,000	13,454,554
0.875% 4/30/17	25,246,000	25,543,827
0.875% 1/31/18	2,943,000	2,960,935
0.875% 7/31/19	22,403,000	22,073,945
1.25% 2/29/20	31,682,000	31,672,112
1.625% 8/15/22	26,205,000	25,785,301
1.875% 9/30/17	9,226,000	9,725,505
3.125% 1/31/17 (e)	8,719,000	9,593,620
TOTAL U.S. TREASURY OBLIGATIONS		151,868,231
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	869,712
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $169,517,439)		170,444,367
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.1%
2.207% 7/1/35 (f)	17,421	18,342
2.214% 2/1/33 (f)	39,496	41,404
2.225% 10/1/33 (f)	46,496	48,843
2.239% 3/1/35 (f)	32,530	34,294
2.281% 12/1/34 (f)	37,800	39,721
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.302% 10/1/33 (f)	$ 20,046	$ 21,133
2.332% 3/1/35 (f)	21,705	23,081
2.367% 12/1/33 (f)	1,184,021	1,258,599
2.38% 7/1/35 (f)	129,084	137,312
2.425% 3/1/35 (f)	5,969	6,185
2.441% 10/1/35 (f)	33,563	35,058
2.524% 10/1/33 (f)	45,348	48,349
2.559% 6/1/36 (f)	33,388	35,725
2.583% 5/1/35 (f)	90,538	97,179
2.605% 7/1/34 (f)	22,879	24,254
2.741% 7/1/35 (f)	195,323	209,449
2.769% 11/1/36 (f)	244,057	262,434
2.911% 4/1/35 (f)	680,814	727,153
2.944% 7/1/37 (f)	61,350	65,108
3.189% 1/1/40 (f)	354,537	370,515
3.476% 3/1/40 (f)	267,640	279,780
3.5% 12/1/25 to 1/1/26	7,419,245	7,869,713
3.528% 12/1/39 (f)	105,367	110,086
3.617% 3/1/40 (f)	363,584	382,230
4% 8/1/18	365,989	391,428
4.5% 6/1/19 to 3/1/35	422,354	454,619
5.5% 11/1/34	2,127,339	2,339,289
6% 5/1/16 to 4/1/17	117,230	124,992
6.5% 12/1/13 to 8/1/36	1,319,718	1,485,153
7% 9/1/18 to 6/1/33	574,256	663,964
7.5% 8/1/17 to 3/1/28	182,081	211,896
8.5% 5/1/21 to 9/1/25	32,652	37,938
9.5% 2/1/25	1,125	1,232
10.5% 8/1/20	9,586	11,177
12.5% 12/1/13 to 4/1/15	2,645	2,818
TOTAL FANNIE MAE		17,870,453
Freddie Mac - 1.5%
2.373% 1/1/35 (f)	66,687	71,031
2.399% 4/1/35 (f)	358,123	379,591
3% 8/1/21	956,215	1,005,631
3.134% 3/1/33 (f)	5,745	6,118
3.439% 10/1/35 (f)	48,690	52,364
3.5% 1/1/26	429,070	458,022
3.573% 4/1/40 (f)	250,018	262,796
3.604% 4/1/40 (f)	198,748	209,585
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.611% 2/1/40 (f)	$ 428,323	$ 447,820
4.5% 8/1/18	726,435	774,366
5% 3/1/19	1,220,344	1,305,912
5.5% 3/1/34 to 7/1/35	3,515,885	3,861,009
8.5% 9/1/24 to 8/1/27	39,328	47,021
11.5% 10/1/15	884	916
TOTAL FREDDIE MAC		8,882,182
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	137,378	159,420
7.5% 2/15/28 to 10/15/28	4,019	4,735
8% 6/15/24	146	170
8.5% 10/15/21	33,053	38,208
11% 7/20/19 to 8/20/19	2,462	2,764
TOTAL GINNIE MAE		205,297
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,169,710)		26,957,932
Asset-Backed Securities - 7.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (f)	67,559	62,564
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (f)	49,572	48,453
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (f)	5,581	5,523
Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	575,276
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	243,252
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,111,020
Series 2011-2 Class A3, 1.18% 4/15/15	345,237	346,213
Series 2011-3 Class A3, 0.97% 8/17/15	580,230	581,920
Series 2012-1 Class A2, 0.71% 9/15/14	364,520	364,945
Series 2012-SN1 Class A3, 0.57% 8/20/15	860,000	860,519
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	320,000	320,932
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,291,215
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,258,657
Series 2011-5 Class A1, 0.8512% 6/15/15 (f)	1,240,000	1,241,125
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,275,478
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-2 Class A, 0.7012% 3/15/16 (f)	$ 700,000	$ 700,271
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,256,822
Series 2012-5 Class A, 1.54% 9/16/19	1,500,000	1,508,225
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	419,548	420,089
Series 2011-1 Class A3, 1.39% 9/8/15	300,204	301,117
Series 2011-2 Class A3, 1.61% 10/8/15	815,587	818,884
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	331,265
Series 2011-4 Class AS, 0.92% 3/9/15	263,815	264,040
Series 2011-5 Class A2, 1.19% 8/8/15	127,617	127,915
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	383,181
Series 2012-5 Class A3, 0.92% 6/8/17	920,000	919,995
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (f)	8,192	7,426
Series 2004-R2 Class M3, 1.0267% 4/25/34 (f)	11,219	8,595
Series 2005-R2 Class M1, 0.6517% 4/25/35 (f)	176,341	172,015
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (f)	4,092	3,537
Series 2004-W11 Class M2, 1.2517% 11/25/34 (f)	63,962	58,443
Series 2004-W7 Class M1, 1.0267% 5/25/34 (f)	185,706	173,860
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (f)	144,843	51,083
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (f)	191,012	176,822
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (f)	6,627	74
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3267% 2/25/35 (f)	427,000	314,999
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(f)	1,900,000	1,897,419
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(f)	6,296	5,753
Class B, 0.9507% 7/20/39 (d)(f)	30,070	13,731
Class C, 1.3007% 7/20/39 (d)(f)	38,684	12
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (f)	205,465	105,917
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	2,500,000	2,493,417
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (f)	5,644	5,633
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (f)	28,427	27,449
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.6567% 4/25/34 (f)	$ 18,137	$ 8,591
Series 2004-4 Class M2, 0.9967% 6/25/34 (f)	50,135	44,474
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,419,722
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	780,000	784,436
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (f)	4,436	3,424
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (f)	33,155	24,171
Ford Credit Auto Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	401,252
Ford Credit Auto Owner Trust Series 2011-B Class A4, 1.35% 12/15/16	510,000	517,079
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	643,707
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,350,999
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,474,246
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,319,306
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (f)	81,136	34,613
Class M4, 1.2217% 1/25/35 (f)	41,438	4,892
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(f)	335,000	227,968
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(f)	17,527	16,687
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(f)	183,811	169,669
Class B, 0.4812% 11/15/34 (d)(f)	66,692	56,689
Class C, 0.5812% 11/15/34 (d)(f)	110,070	79,250
Class D, 0.9512% 11/15/34 (d)(f)	41,751	27,973
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,202,149
Series 2012-5 Class A, 0.97% 6/15/18	1,560,000	1,574,441
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(f)	54,683	15,249
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(f)	154,789	152,854
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (f)	44,731	43,584
Series 2003-3 Class M1, 1.4917% 8/25/33 (f)	54,587	50,190
Series 2003-5 Class A2, 0.9017% 12/25/33 (f)	2,817	2,367
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	$ 330,000	$ 334,432
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	833,614
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (f)	141,116	68,655
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	265,139
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (f)	25,000	417
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (f)	176,698	171,079
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (f)	38,139	36,431
Series 2006-A Class 2C, 1.46% 3/27/42 (f)	392,000	18,950
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (f)	75,858	849
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3, 1.07% 8/15/14 (d)	670,000	672,030
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,600,000	1,600,534
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (f)	19,277	15,696
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (f)	61,301	53,115
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (f)	107,393	89,900
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (f)	285,142	254,423
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (f)	4,895	4,257
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (f)	78,383	39,339
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (f)	45,571	41,495
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (f)	47,458	1,934
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (f)	162,650	133,264
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	910,000	912,130
Series 2011-B Class A3, 0.92% 2/16/15	460,000	461,531
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (f)	60,741	48,611
Class M4, 1.6517% 9/25/34 (f)	77,891	22,885
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (f)	126,217	102,532
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (f)	$ 582	$ 542
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	104,626	104,727
Series 2011-4 Class A2, 1.37% 3/16/15	228,337	228,918
Series 2012-1 Class A2, 1.25% 4/15/15	302,965	303,865
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	422,599
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	503,388
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (f)	135,706	112,730
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(f)	36,798	36,554
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (f)	143,893	98,324
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (f)	6,568	2,739
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	48,689	49,495
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (f)	2,472	2,239
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(f)	314,337	3,929
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(f)	203,978	178,481
TOTAL ASSET-BACKED SECURITIES (Cost $41,882,320)		43,016,835
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(f)	159,271	159,602
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(f)	269,848	267,975
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	143,179	144,107
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (f)	25,291	21,522
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(f)	1,239,109	1,214,326
Class C2, 1.4007% 12/20/54 (d)(f)	578,000	491,878
Series 2006-2 Class C1, 1.1407% 12/20/54 (f)	463,000	394,013
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 1.2007% 12/20/54 (f)	$ 128,000	$ 108,928
Series 2006-4:
Class B1, 0.3807% 12/20/54 (f)	521,000	486,093
Class C1, 0.9607% 12/20/54 (f)	319,000	271,469
Class M1, 0.5407% 12/20/54 (f)	137,000	122,615
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (f)	258,000	219,558
Class 1M1, 0.5007% 12/20/54 (f)	172,000	153,940
Class 2C1, 1.0607% 12/20/54 (f)	117,000	99,567
Class 2M1, 0.7007% 12/20/54 (f)	222,000	198,690
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (f)	308,000	262,108
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (f)	252,254	249,315
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.752% 1/20/44 (f)	36,767	35,318
Series 2004-1 Class 2A1, 0.629% 3/20/44 (f)	1,146,017	1,132,666
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (f)	57,838	42,282
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (f)	117,564	101,518
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(f)	109,416	96,254
Class B6, 3.0492% 7/10/35 (d)(f)	182,025	156,781
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(f)	12,504	12,169
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (f)	3,625	3,395
TOTAL PRIVATE SPONSOR		6,446,089
U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	936,411	1,005,508
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	30,161	32,144
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	100,819	106,448
Series 2004-86 Class KC, 4.5% 5/25/19	53,697	55,007
Series 2010-123 Class DL, 3.5% 11/25/25	303,719	316,720
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-143 Class B, 3.5% 12/25/25	$ 474,159	$ 498,613
Series 2013-16 Class GP, 3% 3/25/33	3,000,000	3,221,250
Freddie Mac:
floater Series 3346 Class FA, 0.4312% 2/15/19 (f)	416,909	417,492
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	107,887	115,107
Series 2363 Class PF, 6% 9/15/16	133,943	142,055
Series 3820 Class DA, 4% 11/15/35	495,836	540,882
Series 3777 Class AC, 3.5% 12/15/25	1,087,661	1,148,475
Series 3949 Class MK, 4.5% 10/15/34	340,000	380,816
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0247% 4/20/40 (f)	453,994	461,347
Series 2012-149 Class MF, 0.4547% 12/20/42 (f)	1,883,260	1,882,322
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	349,599	358,264
Series 2012-97 Class JF, 0.4517% 8/16/42 (f)	815,971	817,046
TOTAL U.S. GOVERNMENT AGENCY		11,499,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,304,071)		17,945,585
Commercial Mortgage Securities - 6.4%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	890,000	934,203
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (f)(h)	92,757	3,044
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	217,288	219,109
Series 2006-2 Class AAB, 5.7141% 5/10/45 (f)	146,580	154,079
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	316,577
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	468,078
Series 2007-4 Class A3, 5.806% 2/10/51 (f)	144,747	152,315
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	121,684
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	12,102
Series 2007-3 Class A3, 5.5925% 6/10/49 (f)	361,000	361,007
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(f)	48,471	47,987
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(f)	$ 1,080,000	$ 1,089,792
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(f)	6,164	4,508
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(f)	57,417	48,069
Class M1, 0.6417% 11/25/35 (d)(f)	6,744	4,376
Class M2, 0.6917% 11/25/35 (d)(f)	8,563	5,463
Class M3, 0.7117% 11/25/35 (d)(f)	7,663	4,790
Class M4, 0.8017% 11/25/35 (d)(f)	9,548	4,625
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(f)	135,035	106,510
Class B1, 1.6017% 1/25/36 (d)(f)	11,669	1,801
Class M1, 0.6517% 1/25/36 (d)(f)	43,560	24,205
Class M2, 0.6717% 1/25/36 (d)(f)	13,068	6,862
Class M3, 0.7017% 1/25/36 (d)(f)	19,085	9,833
Class M4, 0.8117% 1/25/36 (d)(f)	10,555	5,123
Class M5, 0.8517% 1/25/36 (d)(f)	10,555	3,722
Class M6, 0.9017% 1/25/36 (d)(f)	11,211	3,015
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(f)	20,926	16,946
Class M1, 0.5817% 4/25/36 (d)(f)	7,485	4,823
Class M2, 0.6017% 4/25/36 (d)(f)	7,908	4,898
Class M3, 0.6217% 4/25/36 (d)(f)	6,804	4,053
Class M4, 0.7217% 4/25/36 (d)(f)	3,856	2,217
Class M5, 0.7617% 4/25/36 (d)(f)	3,742	2,058
Class M6, 0.8417% 4/25/36 (d)(f)	7,462	3,140
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(f)	324,918	254,695
Class A2, 0.4817% 7/25/36 (d)(f)	18,666	14,682
Class B1, 1.0717% 7/25/36 (d)(f)	6,989	1,255
Class M1, 0.5117% 7/25/36 (d)(f)	19,585	9,313
Class M2, 0.5317% 7/25/36 (d)(f)	13,818	6,185
Class M3, 0.5517% 7/25/36 (d)(f)	11,462	4,871
Class M4, 0.6217% 7/25/36 (d)(f)	7,740	1,917
Class M5, 0.6717% 7/25/36 (d)(f)	9,513	2,229
Class M6, 0.7417% 7/25/36 (d)(f)	14,193	2,969
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(f)	15,624	2,364
Class M5, 0.6817% 10/25/36 (d)(f)	18,450	978
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(f)	13,743	440
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(f)	$ 89,293	$ 51,646
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(f)	86,314	60,455
Class A2, 0.5217% 7/25/37 (d)(f)	80,696	39,373
Class M1, 0.5717% 7/25/37 (d)(f)	28,337	7,790
Class M2, 0.6117% 7/25/37 (d)(f)	15,309	2,613
Class M3, 0.6917% 7/25/37 (d)(f)	15,443	1,553
Class M4, 0.8517% 7/25/37 (d)(f)	31,478	1,930
Class M5, 0.9517% 7/25/37 (d)(f)	27,733	1,234
Class M6, 1.2017% 7/25/37 (d)(f)	17,783	155
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(f)	79,886	41,585
Class B1, 1.1517% 7/25/37 (d)(f)	19,656	1,502
Class B2, 1.8017% 7/25/37 (d)(f)	8,391	448
Class M1, 0.5117% 7/25/37 (d)(f)	17,721	5,985
Class M2, 0.5417% 7/25/37 (d)(f)	19,013	5,309
Class M3, 0.5717% 7/25/37 (d)(f)	29,331	6,373
Class M4, 0.7017% 7/25/37 (d)(f)	46,409	7,826
Class M5, 0.8017% 7/25/37 (d)(f)	24,124	3,453
Class M6, 1.0017% 7/25/37 (d)(f)	18,274	2,207
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(f)	33,246	3,091
Class M2, 1.2517% 9/25/37 (d)(f)	33,246	2,557
Class M4, 1.8017% 9/25/37 (d)(f)	83,833	4,092
Class M5, 1.9517% 9/25/37 (d)(f)	53,327	1,700
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	863,773	71,919
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(f)	111,360	110,275
Class J, 1.0512% 3/15/19 (d)(f)	146,405	139,191
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(f)	76,569	72,317
Class E, 0.5012% 3/15/22 (d)(f)	394,020	364,257
Class F, 0.5512% 3/15/22 (d)(f)	241,475	218,405
Class G, 0.6012% 3/15/22 (d)(f)	62,931	55,660
Class H, 0.7512% 3/15/22 (d)(f)	76,569	66,191
Class J, 0.9012% 3/15/22 (d)(f)	76,569	64,277
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	6,369	6,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(f)(h)	$ 2,038,198	$ 11,375
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(f)(h)	367,020	1,192
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(f)(h)	13,976,215	120,126
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(f)(h)	7,618,124	35,188
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(f)	73,860	68,881
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	264,748
Class XCL, 1.3266% 5/15/35 (d)(f)(h)	852,830	13,391
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(f)	9,315	8,952
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (f)	128,953	130,080
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	217,097
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (f)	216,000	230,146
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	73,682
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	107,438
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,204,296
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(f)	205	205
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(f)	14,447	12,887
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(f)	132,785	126,055
Class D, 0.5412% 11/15/17 (d)(f)	6,961	6,468
Class E, 0.5912% 11/15/17 (d)(f)	24,362	22,396
Class F, 0.6512% 11/15/17 (d)(f)	17,061	15,514
Class G, 0.7012% 11/15/17 (d)(f)	11,826	10,517
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(f)	308,000	295,232
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	630,782
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8:
Class A4, 5.306% 12/10/46	$ 790,000	$ 892,819
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	266,721	268,127
Class AJFX, 5.478% 2/5/19 (d)	380,000	381,300
Series 2006-C8 Class XP, 0.4673% 12/10/46 (f)(h)	1,954,241	7,807
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	2,720,000	2,854,602
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	493,528
Series 2007-C3 Class A4, 5.6803% 6/15/39 (f)	130,000	149,346
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (f)(h)	1,217,736	7,053
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(f)	771,000	676,812
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	92,331	94,404
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (f)(h)	45,831	57
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(f)(h)	192,272	291
Series 2003-C4 Class A4, 5.137% 8/15/36	348,007	350,231
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(f)	82,000	79,527
Class C:
0.3712% 2/15/22 (d)(f)	212,546	199,760
0.4712% 2/15/22 (d)(f)	75,912	71,118
Class F, 0.5212% 2/15/22 (d)(f)	151,805	142,142
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (f)(h)	3,133,099	11,558
Class B, 5.487% 2/15/40 (d)(f)	330,000	47,685
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(f)	480,000	480,144
Class A2FL, 0.908% 12/5/31 (d)(f)	630,000	630,778
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,320,608	1,365,359
Series K707 Class A1, 1.615% 9/25/18	820,470	841,443
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,288,959
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(f)(h)	$ 99,949	$ 1,521
Series 2007-C1 Class XP, 0.1604% 12/10/49 (f)(h)	2,818,779	6,227
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (f)	266,688	269,233
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(f)	81,000	77,908
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	272,274	275,630
Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,241,897
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(f)(h)	3,452,552	16,987
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(f)	39,222	39,139
Class F, 0.6477% 6/6/20 (d)(f)	95,176	94,858
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	553,670	554,191
Class A2, 1.2601% 3/6/20 (d)(f)	260,000	260,457
Class C, 2.0056% 3/6/20 (d)(f)	806,000	809,865
Class D, 2.2018% 3/6/20 (d)(f)	467,000	469,301
Class F, 2.6334% 3/6/20 (d)(f)	19,000	19,111
Class G, 2.7903% 3/6/20 (d)(f)	10,000	10,059
Class H, 3.3004% 3/6/20 (d)(f)	7,000	7,045
Class J, 4.0852% 3/6/20 (d)(f)	11,000	11,077
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	3,245	3,261
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	78,171	79,305
Series 2007-GG10 Class A2, 5.778% 8/10/45	46,936	47,602
Series 2012-GC6 Class A1, 1.282% 1/10/45	186,506	188,064
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	169,405	169,476
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	219,647	224,173
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(f)	120,756	117,314
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class C, 0.4112% 11/15/18 (d)(f)	$ 86,034	$ 83,115
Class D, 0.4312% 11/15/18 (d)(f)	23,239	21,986
Class E, 0.4812% 11/15/18 (d)(f)	33,957	31,447
Class F, 0.5312% 11/15/18 (d)(f)	50,739	44,959
Class G, 0.5612% 11/15/18 (d)(f)	44,105	37,317
Class H, 0.7012% 11/15/18 (d)(f)	33,965	27,378
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	60,506	63,456
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (f)	296,049	305,360
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	678,313	686,110
Class A3, 5.42% 1/15/49	594,000	678,056
Series 2006-CB17 Class A3, 5.45% 12/12/43	41,434	41,450
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	146,889	151,256
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (f)	18,000	6,425
Class C, 5.7259% 2/12/49 (f)	48,000	13,277
Class D, 5.7259% 2/12/49 (f)	51,000	8,599
Series 2007-LDP10 Class ES, 5.562% 1/15/49 (d)(f)	112,000	4,337
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	2,884	2,887
Series 2006-C7 Class A2, 5.3% 11/15/38	124,729	131,485
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	32,042
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	117,512
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (f)(h)	829,285	3,369
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (f)(h)	294,851	1,326
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (f)(h)	13,547,825	69,812
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(f)	69,510	67,292
Class E, 0.4912% 9/15/21 (d)(f)	249,861	239,390
Class F, 0.5412% 9/15/21 (d)(f)	97,418	92,361
Class G, 0.5612% 9/15/21 (d)(f)	192,585	180,663
Class H, 0.6012% 9/15/21 (d)(f)	49,497	45,443
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(f)	188,000	133,194
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (f)	12,474	12,434
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	$ 138,763	$ 145,093
Series 2007-5:
Class A3, 5.364% 8/12/48	83,595	85,308
Class A4, 5.378% 8/12/48	9,000	10,198
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	639,938	657,611
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(h)	3,000,848	33,913
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	52,294
Series 2007-7 Class B, 5.7411% 6/12/50 (f)	19,000	1,081
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(f)	40,774	16,361
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(f)	240,866	238,687
Class C, 0.362% 10/15/20 (d)(f)	124,000	116,957
Class D, 0.392% 10/15/20 (d)(f)	76,067	70,225
Class E, 0.452% 10/15/20 (d)(f)	95,138	84,978
Class F, 0.502% 10/15/20 (d)(f)	57,094	49,284
Class G, 0.542% 10/15/20 (d)(f)	70,577	57,394
Class H, 0.632% 10/15/20 (d)(f)	44,426	30,352
Class J, 0.782% 10/15/20 (d)(f)	25,649	9,059
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	36,140	36,135
Series 2005-IQ9 Class A3, 4.54% 7/15/56	186,127	187,373
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	610,000	690,030
Series 2006-T23 Class A3, 5.815% 8/12/41 (f)	110,000	114,053
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	156,531	157,747
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	94,890	100,251
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	539,969
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(f)	633,090	623,148
Class E, 0.4812% 9/15/21 (d)(f)	201,847	189,319
Class F, 0.5412% 9/15/21 (d)(f)	214,060	198,998
Class G, 0.5612% 9/15/21 (d)(f)	202,788	183,920
Class J, 0.8012% 9/15/21 (d)(f)	45,086	34,218
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(f)	$ 526,588	$ 464,592
Class LXR1, 0.9012% 6/15/20 (d)(f)	26,291	22,873
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	573,240	588,417
Series 2007-C30:
Class A3, 5.246% 12/15/43	58,674	59,725
Class A4, 5.305% 12/15/43	64,000	70,122
Class A5, 5.342% 12/15/43	231,000	260,686
Series 2007-C32 Class A3, 5.7388% 6/15/49 (f)	367,000	421,521
Series 2007-C33 Class A5, 5.9245% 2/15/51 (f)	143,000	165,013
Series 2005-C22 Class F, 5.3875% 12/15/44 (d)(f)	360,000	100,152
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(f)(h)	1,809,002	9,325
Series 2007-C31 Class C, 5.6823% 4/15/47 (f)	59,000	34,228
Series 2007-C31A Class A2, 5.421% 4/15/47	510,989	513,863
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,358,920
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,936,936)		37,926,979
Municipal Securities - 0.3%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,566,165
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	75,000	86,141
TOTAL MUNICIPAL SECURITIES (Cost $1,576,870)		1,652,306
Foreign Government and Government Agency Obligations - 0.8%

Brazilian Federative Republic 4.875% 1/22/21	500,000	583,750
New Brunswick Province 2.75% 6/15/18	1,300,000	1,399,351
Ontario Province 2.3% 5/10/16	2,820,000	2,962,593
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,659,495)		4,945,694
Supranational Obligations - 1.0%
	Principal Amount	Value
International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $5,945,121)	$ 5,950,000	$ 5,949,000
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $620,163)	570,000	684,718
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $5,113,107)	51,011	5,439,280
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.16% (a) (Cost $939,752)	939,752	939,752
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $555,903,591)		585,853,919
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,281,977
NET ASSETS - 100%		$ 588,135,896
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 76,653	$ (40,215)	$ 0	$ (40,215)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,864,019 or 10.3% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $115,533.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,505
Fidelity Specialized High Income Central Fund	151,191
Total	$ 154,696
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,199,627	$ 151,191	$ -	$ 5,439,280	1.4%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 269,951,471	$ -	$ 269,715,122	$ 236,349
U.S. Government and Government Agency Obligations	170,444,367	-	170,444,367	-
U.S. Government Agency - Mortgage Securities	26,957,932	-	26,957,932	-
Asset-Backed Securities	43,016,835	-	42,296,138	720,697
Collateralized Mortgage Obligations	17,945,585	-	17,945,585	-
Commercial Mortgage Securities	37,926,979	-	37,887,745	39,234
Municipal Securities	1,652,306	-	1,652,306	-
Foreign Government and Government Agency Obligations	4,945,694	-	4,945,694	-
Supranational Obligations	5,949,000	-	5,949,000	-
Bank Notes	684,718	-	684,718	-
Fixed-Income Funds	5,439,280	5,439,280	-	-
Money Market Funds	939,752	939,752	-	-
Total Investments in Securities:	$ 585,853,919	$ 6,379,032	$ 578,478,607	$ 996,280
Derivative Instruments:
Liabilities
Swap Agreements	$ (40,215)	$ -	$ (40,215)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (40,215)
Total Value of Derivatives	$ -	$ (40,215)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.7%
United Kingdom	3.0%
Canada	2.4%
Netherlands	1.5%
Australia	1.2%
Multi-National	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $549,850,732)	$ 579,474,887
Fidelity Central Funds (cost $6,052,859)	6,379,032
Total Investments (cost $555,903,591)		$ 585,853,919
Receivable for investments sold		3,827,996
Receivable for swap agreements		311
Receivable for fund shares sold		564,803
Interest receivable		3,333,318
Distributions receivable from Fidelity Central Funds		576
Prepaid expenses		990
Other receivables		129,364
Total assets		593,711,277

Liabilities
Payable for investments purchased	$ 3,722,255
Payable for fund shares redeemed	1,132,313
Distributions payable	89,406
Swap agreements, at value	40,215
Accrued management fee	155,243
Distribution and service plan fees payable	146,054
Other affiliated payables	105,398
Other payables and accrued expenses	184,497
Total liabilities		5,575,381

Net Assets		$ 588,135,896
Net Assets consist of:
Paid in capital		$ 588,479,602
Undistributed net investment income		2,470,674
Accumulated undistributed net realized gain (loss) on investments		(32,724,493)
Net unrealized appreciation (depreciation) on investments		29,910,113
Net Assets		$ 588,135,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,210,602 ÷ 15,595,400 shares)	$ 11.68

Maximum offering price per share (100/97.25 of $11.68)	$ 12.01
Class T: Net Asset Value and redemption price per share ($245,696,611 ÷ 21,016,805 shares)	$ 11.69

Maximum offering price per share (100/97.25 of $11.69)	$ 12.02
Class B: Net Asset Value and offering price per share ($4,318,193 ÷ 370,030 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($63,166,500 ÷ 5,418,357 shares)A	$ 11.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($92,743,990 ÷ 7,917,080 shares)	$ 11.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 8,582,466
Income from Fidelity Central Funds		154,696
Total income		8,737,162

Expenses
Management fee	$ 969,766
Transfer agent fees	530,253
Distribution and service plan fees	908,460
Accounting and security lending fees	121,558
Custodian fees and expenses	14,869
Independent trustees' compensation	1,236
Registration fees	51,879
Audit	53,369
Legal	1,890
Miscellaneous	2,347
Total expenses before reductions	2,655,627
Expense reductions	(123)	2,655,504
Net investment income (loss)		6,081,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,547,252
Swap agreements	1,538
Total net realized gain (loss)		3,548,790
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,213,110)
Swap agreements	(3,232)
Total change in net unrealized appreciation (depreciation)		(4,216,342)
Net gain (loss)		(667,552)
Net increase (decrease) in net assets resulting from operations		$ 5,414,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,081,658	$ 15,610,469
Net realized gain (loss)	3,548,790	15,589,917
Change in net unrealized appreciation (depreciation)	(4,216,342)	(3,611,564)
Net increase (decrease) in net assets resulting from operations	5,414,106	27,588,822
Distributions to shareholders from net investment income	(5,892,923)	(14,195,791)
Share transactions - net increase (decrease)	(41,440,280)	(5,031,239)
Total increase (decrease) in net assets	(41,919,097)	8,361,792

Net Assets
Beginning of period	630,054,993	621,693,201
End of period (including undistributed net investment income of $2,470,674 and undistributed net investment income of $2,281,939, respectively)	$ 588,135,896	$ 630,054,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.117	.289	.344	.416	.435	.457
Net realized and unrealized gain (loss)	(.013)	.215	.163	.793	.149	(.319)
Total from investment operations	.104	.504	.507	1.209	.584	.138
Distributions from net investment income	(.114)	(.264)	(.322)	(.372)	(.414)	(.468)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.114)	(.264)	(.337)	(.409)	(.414)	(.468)
Net asset value, end of period	$ 11.68	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Total Return B,C,D	.89%	4.46%	4.59%	11.77%	6.05%	1.28%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.83%	.83%	.85%	.87%	.85%
Expenses net of fee waivers, if any	.83% A	.83%	.83%	.85%	.87%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.85%	.87%	.85%
Net investment income (loss)	2.02% A	2.52%	3.06%	3.84%	4.45%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,211	$ 192,761	$ 187,442	$ 211,123	$ 195,407	$ 216,683
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.119	.292	.348	.420	.440	.462
Net realized and unrealized gain (loss)	(.014)	.225	.153	.803	.139	(.310)
Total from investment operations	.105	.517	.501	1.223	.579	.152
Distributions from net investment income	(.115)	(.267)	(.326)	(.376)	(.419)	(.472)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.115)	(.267)	(.341)	(.413)	(.419)	(.472)
Net asset value, end of period	$ 11.69	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Total Return B,C,D	.90%	4.57%	4.53%	11.90%	6.00%	1.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.80%	.80%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.80%	.81%	.82%	.82%
Expenses net of all reductions	.81% A	.80%	.80%	.81%	.82%	.82%
Net investment income (loss)	2.05% A	2.54%	3.09%	3.87%	4.50%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,697	$ 265,426	$ 274,215	$ 314,110	$ 290,428	$ 344,229
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.075	.206	.264	.339	.369	.385
Net realized and unrealized gain (loss)	(.014)	.225	.154	.794	.150	(.318)
Total from investment operations	.061	.431	.418	1.133	.519	.067
Distributions from net investment income	(.071)	(.181)	(.243)	(.296)	(.349)	(.397)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.071)	(.181)	(.258)	(.333)	(.349)	(.397)
Net asset value, end of period	$ 11.67	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Total Return B,C,D	.53%	3.81%	3.77%	11.00%	5.35%	.60%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of fee waivers, if any	1.56% A	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of all reductions	1.56% A	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	1.29% A	1.79%	2.35%	3.13%	3.78%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,318	$ 5,209	$ 7,018	$ 10,941	$ 11,753	$ 15,141
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Income from Investment Operations
Net investment income (loss) E	.073	.204	.262	.338	.364	.378
Net realized and unrealized gain (loss)	(.013)	.225	.154	.794	.150	(.317)
Total from investment operations	.060	.429	.416	1.132	.514	.061
Distributions from net investment income	(.070)	(.179)	(.241)	(.295)	(.344)	(.391)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.070)	(.179)	(.256)	(.332)	(.344)	(.391)
Net asset value, end of period	$ 11.66	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Total Return B,C,D	.52%	3.79%	3.76%	11.00%	5.31%	.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of fee waivers, if any	1.59% A	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of all reductions	1.59% A	1.57%	1.56%	1.56%	1.59%	1.59%
Net investment income (loss)	1.27% A	1.78%	2.33%	3.12%	3.73%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,167	$ 65,425	$ 63,435	$ 80,043	$ 63,750	$ 52,529
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.132	.319	.373	.447	.468	.494
Net realized and unrealized gain (loss)	(.014)	.213	.163	.802	.139	(.311)
Total from investment operations	.118	.532	.536	1.249	.607	.183
Distributions from net investment income	(.128)	(.292)	(.351)	(.402)	(.447)	(.503)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.128)	(.292)	(.366)	(.439)	(.447)	(.503)
Net asset value, end of period	$ 11.71	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Total Return B,C	1.01%	4.71%	4.85%	12.15%	6.30%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.58% A	.58%	.58%	.57%	.54%	.53%
Expenses net of fee waivers, if any	.58% A	.58%	.58%	.57%	.54%	.53%
Expenses net of all reductions	.58% A	.58%	.58%	.57%	.54%	.53%
Net investment income (loss)	2.28% A	2.77%	3.32%	4.11%	4.78%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,744	$ 101,234	$ 89,583	$ 95,061	$ 78,372	$ 362,708
Portfolio turnover rate F	117% A	129%	108% H	107% H	73% H	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,660,494
Gross unrealized depreciation	(2,367,559)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,292,935

Tax cost	$ 563,560,984

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (4,092,917)
2018	(18,759,952)
Total capital loss carryforward	$ (22,852,869)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,538	$ (3,232)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

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4. Derivative Instruments - continued

Swap Agreements - continued

The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $77,918,609 and $54,303,091, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 238,506	$ 12,028
Class T	-%	.25%	319,732	4,161
Class B	.65%	.25%	22,048	15,995
Class C	.75%	.25%	328,174	39,815
			$ 908,460	$ 71,999

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,245
Class T	6,600
Class B*	979
Class C*	3,660
$ 17,484

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 172,305.18
Class T	202,155.16
Class B	6,356.26
Class C	59,315.18
Institutional Class	90,122.18
	$ 530,253

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $768 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $590.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,858,534	$ 4,384,784
Class T	2,517,331	6,258,120
Class B	30,051	97,338
Class C	394,780	1,010,197
Institutional Class	1,092,227	2,445,352
Total	$ 5,892,923	$ 14,195,791

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	2,013,739	4,921,704	$ 23,554,329	$ 56,545,464
Reinvestment of distributions	132,137	314,093	1,545,715	3,613,245
Shares redeemed	(3,037,179)	(5,123,272)	(35,492,632)	(58,883,551)
Net increase (decrease)	(891,303)	112,525	$ (10,392,588)	$ 1,275,158
Class T
Shares sold	2,450,840	7,233,970	$ 28,677,160	$ 83,035,227
Reinvestment of distributions	205,370	517,399	2,403,723	5,955,060
Shares redeemed	(4,327,949)	(9,003,581)	(50,633,493)	(103,500,030)
Net increase (decrease)	(1,671,739)	(1,252,212)	$ (19,552,610)	$ (14,509,743)
Class B
Shares sold	36,993	116,051	$ 431,947	$ 1,328,317
Reinvestment of distributions	2,318	7,572	27,090	86,917
Shares redeemed	(115,302)	(291,361)	(1,346,477)	(3,339,311)
Net increase (decrease)	(75,991)	(167,738)	$ (887,440)	$ (1,924,077)
Class C
Shares sold	911,713	1,466,208	$ 10,646,458	$ 16,778,041
Reinvestment of distributions	27,262	71,373	318,256	819,120
Shares redeemed	(1,128,619)	(1,482,787)	(13,152,568)	(16,987,687)
Net increase (decrease)	(189,644)	54,794	$ (2,187,854)	$ 609,474
Institutional Class
Shares sold	858,106	2,368,506	$ 10,060,354	$ 27,240,632
Reinvestment of distributions	84,217	190,054	987,854	2,192,530
Shares redeemed	(1,661,238)	(1,728,351)	(19,467,996)	(19,915,213)
Net increase (decrease)	(718,915)	830,209	$ (8,419,788)	$ 9,517,949

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements (Unaudited) - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-USAN-0413
1.784888.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.83%
Actual		$ 1,000.00	$ 1,008.90	$ 4.13
Hypothetical A		$ 1,000.00	$ 1,020.68	$ 4.16
Class T	.81%
Actual		$ 1,000.00	$ 1,009.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.56%
Actual		$ 1,000.00	$ 1,005.30	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Class C	1.59%
Actual		$ 1,000.00	$ 1,005.20	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,016.91	$ 7.95
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,010.10	$ 2.89
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 36.0%	U.S. Government and U.S. Government Agency Obligations† 43.4%
AAA 12.7%	AAA 12.4%
AA 5.9%	AA 5.0%
A 15.0%	A 13.3%
BBB 26.7%	BBB 22.6%
BB and Below 2.9%	BB and Below 2.0%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	4.5	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 46.8%		Corporate Bonds 39.3%
	U.S. Government and U.S. Government Agency Obligations† 36.0%		U.S. Government and U.S. Government Agency Obligations† 43.4%
	Asset-Backed Securities 7.3%		Asset-Backed Securities 8.1%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 1.9%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	12.3%	** Foreign investments	10.6%

† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,222,860
1.3% 7/31/15 (d)	1,260,000	1,266,912
1.65% 4/10/15 (d)	620,000	627,074
1.95% 3/28/14 (d)	790,000	798,610
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	622,551
1.625% 3/22/15 (d)	1,180,000	1,195,352
2.375% 3/22/17 (d)	600,000	620,436
		6,353,795
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	550,750
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	367,913
5.15% 3/1/20	693,000	818,171
5.7% 5/15/18	42,000	50,552
COX Communications, Inc. 4.625% 6/1/13	674,000	680,909
Discovery Communications LLC:
3.7% 6/1/15	875,000	929,415
5.05% 6/1/20	322,000	369,525
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,024
5.15% 4/30/20	1,000,000	1,187,385
News America, Inc.:
5.3% 12/15/14	132,000	142,663
6.9% 3/1/19	750,000	944,427
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,158,568
6.2% 7/1/13	404,000	411,110
6.75% 7/1/18	1,141,000	1,397,202
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,294
4.875% 3/15/20	731,000	837,993
5.875% 11/15/16	685,000	798,858
Viacom, Inc.:
3.5% 4/1/17	455,000	490,272
6.125% 10/5/17	679,000	806,672
		11,486,953
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,118,720
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	494,000	509,690
Home Depot, Inc. 4.4% 4/1/21	610,000	708,555
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	867,287
		2,085,532
TOTAL CONSUMER DISCRETIONARY		21,595,750
CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	655,398
1.5% 7/14/14	551,000	558,088
5.375% 11/15/14	111,000	119,748
Beam, Inc. 1.875% 5/15/17	735,000	748,595
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	557,398
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	518,376
6.375% 6/15/14	272,000	290,952
Heineken NV:
1.4% 10/1/17 (d)	321,000	320,023
2.75% 4/1/23 (d)	335,000	326,508
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,090,036
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	1,280,000	1,335,297
		6,520,419
Food & Staples Retailing - 0.4%
CVS Caremark Corp. 4.125% 5/15/21	620,000	687,715
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	854,576
Walgreen Co.:
1.8% 9/15/17	267,000	270,857
3.1% 9/15/22	386,000	387,456
		2,200,604
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (d)	600,000	615,833
6% 11/27/17 (d)	106,000	126,784
ConAgra Foods, Inc.:
1.9% 1/25/18	222,000	224,605
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 258,000	$ 257,473
General Mills, Inc. 5.2% 3/17/15	650,000	708,526
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	633,392
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	787,269
6.5% 8/11/17	140,000	169,451
6.75% 2/19/14	82,000	86,653
		3,609,986
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	620,000	608,201
9.7% 11/10/18	454,000	633,713
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,151,428
Reynolds American, Inc.:
1.05% 10/30/15	707,000	706,297
3.25% 11/1/22	326,000	324,279
6.75% 6/15/17	513,000	619,458
		4,043,376
TOTAL CONSUMER STAPLES		16,374,385
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	468,000	472,084
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	697,767
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	928,111
FMC Technologies, Inc.:
2% 10/1/17	80,000	80,702
3.45% 10/1/22	146,000	148,169
Halliburton Co. 6.15% 9/15/19	425,000	535,126
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	622,584
Noble Holding International Ltd. 2.5% 3/15/17	262,000	269,001
Weatherford International Ltd.:
4.95% 10/15/13	303,000	310,765
5.15% 3/15/13	1,469,000	1,470,638
		5,534,947
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 45,000	$ 51,745
6.375% 9/15/17	555,000	662,819
Apache Corp. 1.75% 4/15/17	172,000	175,234
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	657,584
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	793,768
DCP Midstream Operating LP 2.5% 12/1/17	292,000	295,272
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	231,027
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,303
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	650,498
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	529,679
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	483,950
4.05% 2/15/22	610,000	663,707
5.6% 10/15/14	339,000	364,663
5.65% 4/1/13	105,000	105,349
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	23,436
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	934,284
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	914,354
Nexen, Inc. 5.2% 3/10/15	158,000	170,900
Petro-Canada 6.05% 5/15/18	326,000	393,881
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	642,978
5.75% 1/20/20	816,000	905,813
7.875% 3/15/19	647,000	792,054
Petroleos Mexicanos:
3.5% 1/30/23 (d)	485,000	475,300
4.875% 1/24/22	700,000	768,950
6% 3/5/20	59,000	69,384
Phillips 66 2.95% 5/1/17	1,260,000	1,333,375
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	403,638
5.75% 1/15/20	962,000	1,152,335
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	999,185
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	895,066
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	32,870
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,144,514
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,295,340
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	507,093
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	453,814
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 600,000	$ 678,521
XTO Energy, Inc.:
5% 1/31/15	264,000	287,043
5.65% 4/1/16	181,000	208,566
		21,172,292
TOTAL ENERGY		26,707,239
FINANCIALS - 23.4%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	414,245
BlackRock, Inc. 4.25% 5/24/21	650,000	730,220
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	656,089
2.375% 1/22/18	600,000	607,916
3.3% 5/3/15	620,000	648,257
3.7% 8/1/15	712,000	752,195
5.25% 7/27/21	750,000	853,850
5.95% 1/18/18	1,693,000	1,980,416
6.15% 4/1/18	402,000	475,076
JPMorgan Chase & Co. 1.1% 10/15/15	620,000	622,104
Lazard Group LLC:
6.85% 6/15/17	669,000	771,089
7.125% 5/15/15	239,000	265,007
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,965
6.875% 4/25/18	726,000	880,244
Morgan Stanley:
1.75% 2/25/16	510,000	512,270
4.1% 1/26/15	1,320,000	1,384,061
4.75% 4/1/14	138,000	142,754
5.45% 1/9/17	200,000	223,916
5.625% 9/23/19	112,000	129,587
5.75% 1/25/21	647,000	750,244
5.95% 12/28/17	383,000	443,524
6% 4/28/15	130,000	141,913
7.3% 5/13/19	603,000	748,080
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,307,771
		15,487,793
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 7.8%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	$ 740,000	$ 750,721
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	620,000	635,846
Bank of America NA 5.3% 3/15/17	250,000	280,237
Bank of Montreal 2.5% 1/11/17	640,000	669,752
Bank of Nova Scotia 1.375% 12/18/17	935,000	935,253
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	590,000	590,870
BB&T Corp. 3.95% 3/22/22	940,000	1,007,139
Comerica, Inc. 3% 9/16/15	2,000	2,105
Commonwealth Bank of Australia:
1.95% 3/16/15	630,000	646,262
2.9% 9/17/14 (d)	3,000,000	3,115,680
Credit Suisse 6% 2/15/18	1,680,000	1,938,419
Discover Bank 2% 2/21/18	1,200,000	1,204,008
Fifth Third Bancorp:
3.5% 3/15/22	700,000	730,415
3.625% 1/25/16	361,000	386,995
4.5% 6/1/18	63,000	70,134
8.25% 3/1/38	68,000	94,934
Fifth Third Bank:
1.45% 2/28/18	580,000	579,472
4.75% 2/1/15	308,000	329,453
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	7,000	7,009
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	743,704
HBOS PLC 6.75% 5/21/18 (d)	509,000	564,144
HSBC Holdings PLC:
4% 3/30/22	567,000	610,599
5.1% 4/5/21	610,000	710,656
Huntington Bancshares, Inc. 7% 12/15/20	180,000	223,197
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,086,326
KeyBank NA:
1.65% 2/1/18	397,000	401,141
5.8% 7/1/14	1,351,000	1,441,545
KeyCorp. 5.1% 3/24/21	622,000	723,321
Marshall & Ilsley Bank 5% 1/17/17	778,000	855,301
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	936,901
National Australia Bank Ltd. 2% 3/9/15	630,000	646,506
National Bank of Canada 1.5% 6/26/15	830,000	842,533
PNC Bank NA 2.7% 11/1/22	1,560,000	1,523,033
PNC Funding Corp. 3.625% 2/8/15	717,000	757,199
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV:
1.85% 1/10/14	$ 1,720,000	$ 1,740,537
2.125% 10/13/15	278,000	286,982
3.95% 11/9/22	1,240,000	1,260,526
Regions Bank 7.5% 5/15/18	770,000	939,400
Regions Financial Corp.:
5.75% 6/15/15	4,000	4,345
7.75% 11/10/14	20,000	22,050
Royal Bank of Canada 1.5% 1/16/18	1,220,000	1,229,212
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,492,000	1,535,807
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	956,318
SunTrust Banks, Inc.:
3.5% 1/20/17	853,000	918,015
3.6% 4/15/16	525,000	562,427
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,290,190
Union Bank NA 2.125% 6/16/17	700,000	718,683
UnionBanCal Corp. 5.25% 12/16/13	115,000	119,182
Wachovia Corp. 5.625% 10/15/16	590,000	675,540
Wells Fargo & Co.:
1.25% 2/13/15	2,229,000	2,250,066
3.5% 3/8/22	700,000	738,546
3.676% 6/15/16	620,000	672,412
Westpac Banking Corp.:
1.125% 9/25/15	1,200,000	1,209,906
1.85% 12/9/13	687,000	694,851
2% 8/14/17	1,121,000	1,152,845
		46,018,650
Consumer Finance - 3.3%
American Express Credit Corp.:
0.875% 11/13/15	620,000	619,785
2.75% 9/15/15	1,561,000	1,632,692
2.8% 9/19/16	599,000	633,904
American Honda Finance Corp. 1.5% 9/11/17 (d)	620,000	625,449
Capital One Financial Corp.:
1% 11/6/15	620,000	617,755
2.125% 7/15/14	1,309,000	1,331,568
2.15% 3/23/15	620,000	633,820
3.15% 7/15/16	605,000	644,859
7.375% 5/23/14	232,000	250,286
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22 (d)	$ 30,000	$ 30,698
5.2% 4/27/22	93,000	105,246
6.45% 6/12/17	399,000	468,633
Ford Motor Credit Co. LLC:
2.75% 5/15/15	930,000	950,165
3% 6/12/17	1,000,000	1,025,458
4.25% 9/20/22	620,000	639,438
General Electric Capital Corp.:
1% 1/8/16	727,000	729,319
1.6% 11/20/17	1,860,000	1,871,032
2.25% 11/9/15	886,000	918,096
2.9% 1/9/17	640,000	678,792
2.95% 5/9/16	255,000	269,805
3.35% 10/17/16	610,000	655,244
3.5% 6/29/15	1,263,000	1,339,967
6.375% 11/15/67 (f)	1,275,000	1,348,313
HSBC USA, Inc.:
1.625% 1/16/18	543,000	545,428
2.375% 2/13/15	511,000	526,873
Hyundai Capital America 2.125% 10/2/17 (d)	224,000	225,912
		19,318,537
Diversified Financial Services - 3.4%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	241,239
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,253,869
4.5% 4/1/15	1,230,000	1,308,173
5.75% 12/1/17	1,150,000	1,331,097
5.875% 1/5/21	980,000	1,164,503
BP Capital Markets PLC:
2.248% 11/1/16	620,000	645,366
3.125% 10/1/15	60,000	63,563
3.2% 3/11/16	610,000	651,172
3.245% 5/6/22	620,000	637,905
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,216,717
3.953% 6/15/16	610,000	655,726
4.5% 1/14/22	1,190,000	1,324,583
4.75% 5/19/15	1,605,000	1,722,505
5.125% 5/5/14	150,000	157,017
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 12,000	$ 14,359
6.5% 8/19/13	1,750,000	1,797,345
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	635,160
3.4% 6/24/15	2,482,000	2,622,613
4.5% 1/24/22	640,000	712,582
5.4% 1/6/42	266,000	313,781
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	300,000	307,041
TECO Finance, Inc.:
4% 3/15/16	171,000	184,209
5.15% 3/15/20	252,000	291,558
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	970,193
		20,222,276
Insurance - 2.7%
American International Group, Inc.:
3% 3/20/15	310,000	322,319
4.25% 9/15/14	970,000	1,018,920
4.875% 6/1/22	604,000	685,167
Aon Corp.:
3.5% 9/30/15	911,000	959,394
5% 9/30/20	600,000	686,209
Assurant, Inc. 5.625% 2/15/14	332,000	346,242
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,663
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	633,209
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	266,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	327,289
5.375% 3/15/17	18,000	20,520
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	599,000	654,545
6.5% 3/15/35 (d)	104,000	117,098
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	409,032
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	272,181
2.375% 2/6/14	876,000	891,292
4.125% 8/13/42	600,000	570,427
5% 6/15/15	175,000	191,563
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	$ 1,431,000	$ 1,427,729
2.5% 9/29/15 (d)	750,000	780,552
Monumental Global Funding III 5.5% 4/22/13 (d)	382,000	384,549
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	60,950
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,218,000	1,224,376
Pacific LifeCorp 6% 2/10/20 (d)	321,000	369,099
Prudential Financial, Inc.:
4.5% 11/15/20	700,000	784,716
5.4% 6/13/35	68,000	73,286
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(f)	29,000	28,874
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	991,336
Unum Group:
5.625% 9/15/20	370,000	428,152
7.125% 9/30/16	704,000	822,939
		15,838,398
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	204,159
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	55,066
Boston Properties, Inc. 3.85% 2/1/23	580,000	614,372
BRE Properties, Inc. 5.5% 3/15/17	61,000	69,301
Camden Property Trust 5.375% 12/15/13	326,000	337,178
DDR Corp. 4.625% 7/15/22	200,000	216,223
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	320,692
7.5% 4/1/17	389,000	463,868
Duke Realty LP:
3.875% 10/15/22	461,000	473,432
4.625% 5/15/13	122,000	122,906
5.4% 8/15/14	498,000	526,042
6.25% 5/15/13	1,166,000	1,178,447
6.75% 3/15/20	35,000	42,804
8.25% 8/15/19	7,000	9,115
Equity One, Inc.:
3.75% 11/15/22	1,300,000	1,276,683
6% 9/15/17	509,000	582,490
6.25% 1/15/17	74,000	84,300
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	87,901
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
5.9% 4/1/20	$ 5,000	$ 5,958
6.2% 1/15/17	94,000	109,553
Health Care REIT, Inc. 2.25% 3/15/18	193,000	194,740
HRPT Properties Trust:
5.75% 11/1/15	211,000	229,063
6.25% 6/15/17	186,000	203,260
6.65% 1/15/18	95,000	108,042
UDR, Inc. 5.5% 4/1/14	1,107,000	1,158,305
Washington (REIT) 5.25% 1/15/14	30,000	30,948
		8,704,848
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	389,000	396,785
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,064,994
4.25% 7/15/22	277,000	290,133
6.125% 4/15/20	6,000	7,011
Brandywine Operating Partnership LP:
3.95% 2/15/23	623,000	627,241
5.7% 5/1/17	369,000	417,359
ERP Operating LP:
4.625% 12/15/21	470,000	527,689
4.75% 7/15/20	446,000	502,407
5.375% 8/1/16	240,000	272,938
5.75% 6/15/17	1,003,000	1,176,749
Liberty Property LP:
4.125% 6/15/22	301,000	315,832
4.75% 10/1/20	1,045,000	1,151,149
5.125% 3/2/15	170,000	182,089
5.5% 12/15/16	260,000	294,709
6.625% 10/1/17	582,000	692,618
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	444,855
4.5% 4/18/22	185,000	196,853
7.75% 8/15/19	64,000	81,052
Post Apartment Homes LP 3.375% 12/1/22	412,000	409,643
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	199,781
5.5% 1/15/14 (d)	144,000	148,345
5.7% 4/15/17 (d)	295,000	325,592
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 92,000	$ 95,912
5.25% 8/1/15	522,000	568,876
5.875% 6/15/17	160,000	184,235
Simon Property Group LP:
2.8% 1/30/17	142,000	149,841
4.2% 2/1/15	234,000	247,267
Tanger Properties LP:
6.125% 6/1/20	606,000	742,332
6.15% 11/15/15	115,000	130,414
Ventas Realty LP 2% 2/15/18	393,000	394,096
		12,238,797
TOTAL FINANCIALS		137,829,299
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	528,021
Celgene Corp. 2.45% 10/15/15	56,000	58,076
		586,097
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	77,000	77,277
2.75% 11/15/22	310,000	302,645
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	307,398
6.3% 8/15/14	546,000	586,096
Express Scripts, Inc.:
3.125% 5/15/16	555,000	585,764
6.25% 6/15/14	299,000	319,519
McKesson Corp. 0.95% 12/4/15	120,000	120,364
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,158,035
UnitedHealth Group, Inc.:
1.4% 10/15/17	128,000	128,576
2.75% 2/15/23	105,000	103,790
3.875% 10/15/20	759,000	831,791
WellPoint, Inc.:
1.25% 9/10/15	180,000	181,392
1.875% 1/15/18	326,000	329,413
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
3.125% 5/15/22	$ 620,000	$ 621,017
4.35% 8/15/20	760,000	842,750
		6,495,827
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (d)	1,062,000	1,075,413
2.9% 11/6/22 (d)	620,000	619,778
Merck & Co., Inc. 5% 6/30/19	348,000	415,628
Novartis Capital Corp. 2.4% 9/21/22	500,000	495,187
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,050,993
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	210,000	211,803
5% 8/15/14	66,000	69,837
Zoetis, Inc.:
1.875% 2/1/18 (d)	96,000	96,340
3.25% 2/1/23 (d)	235,000	236,475
		4,271,454
TOTAL HEALTH CARE		11,353,378
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	55,377
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	389,087	416,829
6.795% 2/2/20	14,595	15,179
6.9% 7/2/19	110,025	117,177
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	225,095	236,349
8.36% 1/20/19	185,844	203,035
		988,569
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	620,000	647,661
6% 10/15/17	442,000	531,622
General Electric Co. 2.7% 10/9/22	512,000	510,962
		1,690,245
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	$ 1,300,000	$ 1,310,004
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	637,589
TOTAL INDUSTRIALS		4,681,784
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	630,000	644,614
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	549,339
6.55% 10/1/17	356,000	425,589
		974,928
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	277,000	281,512
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,172,030
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,119,444
TOTAL INFORMATION TECHNOLOGY		5,192,528
MATERIALS - 1.2%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	335,000	333,482
Sherwin-Williams Co. 1.35% 12/15/17	620,000	621,456
The Dow Chemical Co.:
4.125% 11/15/21	594,000	641,954
4.25% 11/15/20	321,000	352,680
7.6% 5/15/14	32,000	34,606
		1,984,178
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	363,381
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	1,000,000	1,006,189
9.375% 4/8/14 (d)	459,000	499,772
9.375% 4/8/19 (d)	630,000	843,775
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	$ 630,000	$ 665,150
Rio Tinto Finance USA PLC 1.625% 8/21/17	940,000	947,934
Vale Overseas Ltd. 6.25% 1/23/17	403,000	461,010
		4,423,830
TOTAL MATERIALS		6,771,389
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	390,866
AT&T, Inc.:
1.4% 12/1/17	620,000	618,611
2.5% 8/15/15	562,000	585,247
CenturyLink, Inc. 6.15% 9/15/19	592,000	638,077
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (d)	923,000	974,126
5.25% 7/22/13	370,000	376,517
France Telecom SA 2.125% 9/16/15	220,000	226,515
Qwest Corp. 3.558% 6/15/13 (f)	1,080,000	1,083,181
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,013,589
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,313,590
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	615,832
2% 11/1/16	1,279,000	1,325,914
3% 4/1/16	621,000	660,699
		9,822,764
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
2.375% 9/8/16	646,000	668,929
3.125% 7/16/22	434,000	431,930
3.625% 3/30/15	600,000	632,227
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	714,902
4.75% 10/1/14	1,360,000	1,441,595
5.875% 10/1/19	34,000	40,126
Vodafone Group PLC:
1.5% 2/19/18	600,000	599,171
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
4.15% 6/10/14	$ 346,000	$ 360,956
5% 12/16/13	398,000	412,127
		5,301,963
TOTAL TELECOMMUNICATION SERVICES		15,124,727
UTILITIES - 4.1%
Electric Utilities - 2.6%
AmerenUE 6.4% 6/15/17	519,000	628,802
American Electric Power Co., Inc. 1.65% 12/15/17	257,000	257,834
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	739,823
Commonwealth Edison Co. 4% 8/1/20	600,000	671,943
Duke Capital LLC 5.668% 8/15/14	357,000	380,901
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	57,725
Edison International 3.75% 9/15/17	431,000	468,384
Exelon Corp. 4.9% 6/15/15	415,000	449,999
FirstEnergy Corp.:
4.25% 3/15/23	600,000	599,556
7.375% 11/15/31	55,000	65,320
FirstEnergy Solutions Corp.:
4.8% 2/15/15	552,000	589,656
6.05% 8/15/21	655,000	779,667
Hydro-Quebec 2% 6/30/16	2,500,000	2,603,168
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	490,735
3.75% 11/15/20	2,000	2,126
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,937,680
6.5% 8/1/18	273,000	341,215
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,050,528
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	101,163
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	134,367
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	473,413
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	739,411
Progress Energy, Inc. 4.4% 1/15/21	732,000	814,980
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	276,333
Tampa Electric Co.:
4.1% 6/15/42	108,000	112,015
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.: - continued
5.4% 5/15/21	$ 238,000	$ 293,128
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	115,212
		15,175,084
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	206,174
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	240,063
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,530,185
PSEG Power LLC 2.75% 9/15/16	148,000	154,095
		1,924,343
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	74,641
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	787,109
Dominion Resources, Inc.:
2.611% 9/30/66 (f)	651,000	608,093
7.5% 6/30/66 (f)	567,000	629,398
National Grid PLC 6.3% 8/1/16	248,000	288,308
NiSource Finance Corp.:
3.85% 2/15/23	700,000	718,612
5.25% 9/15/17	402,000	462,062
5.4% 7/15/14	234,000	248,151
5.45% 9/15/20	43,000	50,418
6.4% 3/15/18	230,000	276,115
San Diego Gas & Electric Co. 3% 8/15/21	600,000	634,238
Sempra Energy:
2.3% 4/1/17	1,435,000	1,490,049
2.875% 10/1/22	256,000	255,380
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	492,817
		7,015,391
TOTAL UTILITIES		24,320,992
TOTAL NONCONVERTIBLE BONDS (Cost $251,238,607)		269,951,471
U.S. Government and Government Agency Obligations - 29.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 9/28/15	$ 5,802,000	$ 5,815,907
0.875% 12/20/17	1,142,000	1,143,772
0.875% 2/8/18	1,363,000	1,363,581
1.625% 10/26/15	1,941,000	2,003,027
Freddie Mac:
0.75% 1/12/18	3,200,000	3,180,390
1% 9/29/17	3,158,000	3,186,337
1.75% 9/10/15	980,000	1,013,410
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,706,424
U.S. Treasury Obligations - 25.8%
U.S. Treasury Notes:
0.75% 6/30/17	11,000,000	11,058,432
0.875% 11/30/16	13,269,000	13,454,554
0.875% 4/30/17	25,246,000	25,543,827
0.875% 1/31/18	2,943,000	2,960,935
0.875% 7/31/19	22,403,000	22,073,945
1.25% 2/29/20	31,682,000	31,672,112
1.625% 8/15/22	26,205,000	25,785,301
1.875% 9/30/17	9,226,000	9,725,505
3.125% 1/31/17 (e)	8,719,000	9,593,620
TOTAL U.S. TREASURY OBLIGATIONS		151,868,231
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	869,712
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $169,517,439)		170,444,367
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.1%
2.207% 7/1/35 (f)	17,421	18,342
2.214% 2/1/33 (f)	39,496	41,404
2.225% 10/1/33 (f)	46,496	48,843
2.239% 3/1/35 (f)	32,530	34,294
2.281% 12/1/34 (f)	37,800	39,721
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.302% 10/1/33 (f)	$ 20,046	$ 21,133
2.332% 3/1/35 (f)	21,705	23,081
2.367% 12/1/33 (f)	1,184,021	1,258,599
2.38% 7/1/35 (f)	129,084	137,312
2.425% 3/1/35 (f)	5,969	6,185
2.441% 10/1/35 (f)	33,563	35,058
2.524% 10/1/33 (f)	45,348	48,349
2.559% 6/1/36 (f)	33,388	35,725
2.583% 5/1/35 (f)	90,538	97,179
2.605% 7/1/34 (f)	22,879	24,254
2.741% 7/1/35 (f)	195,323	209,449
2.769% 11/1/36 (f)	244,057	262,434
2.911% 4/1/35 (f)	680,814	727,153
2.944% 7/1/37 (f)	61,350	65,108
3.189% 1/1/40 (f)	354,537	370,515
3.476% 3/1/40 (f)	267,640	279,780
3.5% 12/1/25 to 1/1/26	7,419,245	7,869,713
3.528% 12/1/39 (f)	105,367	110,086
3.617% 3/1/40 (f)	363,584	382,230
4% 8/1/18	365,989	391,428
4.5% 6/1/19 to 3/1/35	422,354	454,619
5.5% 11/1/34	2,127,339	2,339,289
6% 5/1/16 to 4/1/17	117,230	124,992
6.5% 12/1/13 to 8/1/36	1,319,718	1,485,153
7% 9/1/18 to 6/1/33	574,256	663,964
7.5% 8/1/17 to 3/1/28	182,081	211,896
8.5% 5/1/21 to 9/1/25	32,652	37,938
9.5% 2/1/25	1,125	1,232
10.5% 8/1/20	9,586	11,177
12.5% 12/1/13 to 4/1/15	2,645	2,818
TOTAL FANNIE MAE		17,870,453
Freddie Mac - 1.5%
2.373% 1/1/35 (f)	66,687	71,031
2.399% 4/1/35 (f)	358,123	379,591
3% 8/1/21	956,215	1,005,631
3.134% 3/1/33 (f)	5,745	6,118
3.439% 10/1/35 (f)	48,690	52,364
3.5% 1/1/26	429,070	458,022
3.573% 4/1/40 (f)	250,018	262,796
3.604% 4/1/40 (f)	198,748	209,585
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.611% 2/1/40 (f)	$ 428,323	$ 447,820
4.5% 8/1/18	726,435	774,366
5% 3/1/19	1,220,344	1,305,912
5.5% 3/1/34 to 7/1/35	3,515,885	3,861,009
8.5% 9/1/24 to 8/1/27	39,328	47,021
11.5% 10/1/15	884	916
TOTAL FREDDIE MAC		8,882,182
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	137,378	159,420
7.5% 2/15/28 to 10/15/28	4,019	4,735
8% 6/15/24	146	170
8.5% 10/15/21	33,053	38,208
11% 7/20/19 to 8/20/19	2,462	2,764
TOTAL GINNIE MAE		205,297
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,169,710)		26,957,932
Asset-Backed Securities - 7.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (f)	67,559	62,564
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (f)	49,572	48,453
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (f)	5,581	5,523
Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	575,276
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	243,252
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,111,020
Series 2011-2 Class A3, 1.18% 4/15/15	345,237	346,213
Series 2011-3 Class A3, 0.97% 8/17/15	580,230	581,920
Series 2012-1 Class A2, 0.71% 9/15/14	364,520	364,945
Series 2012-SN1 Class A3, 0.57% 8/20/15	860,000	860,519
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	320,000	320,932
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,291,215
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,258,657
Series 2011-5 Class A1, 0.8512% 6/15/15 (f)	1,240,000	1,241,125
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,275,478
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-2 Class A, 0.7012% 3/15/16 (f)	$ 700,000	$ 700,271
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,256,822
Series 2012-5 Class A, 1.54% 9/16/19	1,500,000	1,508,225
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	419,548	420,089
Series 2011-1 Class A3, 1.39% 9/8/15	300,204	301,117
Series 2011-2 Class A3, 1.61% 10/8/15	815,587	818,884
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	331,265
Series 2011-4 Class AS, 0.92% 3/9/15	263,815	264,040
Series 2011-5 Class A2, 1.19% 8/8/15	127,617	127,915
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	383,181
Series 2012-5 Class A3, 0.92% 6/8/17	920,000	919,995
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (f)	8,192	7,426
Series 2004-R2 Class M3, 1.0267% 4/25/34 (f)	11,219	8,595
Series 2005-R2 Class M1, 0.6517% 4/25/35 (f)	176,341	172,015
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (f)	4,092	3,537
Series 2004-W11 Class M2, 1.2517% 11/25/34 (f)	63,962	58,443
Series 2004-W7 Class M1, 1.0267% 5/25/34 (f)	185,706	173,860
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (f)	144,843	51,083
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (f)	191,012	176,822
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (f)	6,627	74
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3267% 2/25/35 (f)	427,000	314,999
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(f)	1,900,000	1,897,419
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(f)	6,296	5,753
Class B, 0.9507% 7/20/39 (d)(f)	30,070	13,731
Class C, 1.3007% 7/20/39 (d)(f)	38,684	12
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (f)	205,465	105,917
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	2,500,000	2,493,417
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (f)	5,644	5,633
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (f)	28,427	27,449
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.6567% 4/25/34 (f)	$ 18,137	$ 8,591
Series 2004-4 Class M2, 0.9967% 6/25/34 (f)	50,135	44,474
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,419,722
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	780,000	784,436
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (f)	4,436	3,424
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (f)	33,155	24,171
Ford Credit Auto Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	401,252
Ford Credit Auto Owner Trust Series 2011-B Class A4, 1.35% 12/15/16	510,000	517,079
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	643,707
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,350,999
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,474,246
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,319,306
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (f)	81,136	34,613
Class M4, 1.2217% 1/25/35 (f)	41,438	4,892
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(f)	335,000	227,968
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(f)	17,527	16,687
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(f)	183,811	169,669
Class B, 0.4812% 11/15/34 (d)(f)	66,692	56,689
Class C, 0.5812% 11/15/34 (d)(f)	110,070	79,250
Class D, 0.9512% 11/15/34 (d)(f)	41,751	27,973
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,202,149
Series 2012-5 Class A, 0.97% 6/15/18	1,560,000	1,574,441
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(f)	54,683	15,249
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(f)	154,789	152,854
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (f)	44,731	43,584
Series 2003-3 Class M1, 1.4917% 8/25/33 (f)	54,587	50,190
Series 2003-5 Class A2, 0.9017% 12/25/33 (f)	2,817	2,367
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	$ 330,000	$ 334,432
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	833,614
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (f)	141,116	68,655
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	265,139
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (f)	25,000	417
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (f)	176,698	171,079
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (f)	38,139	36,431
Series 2006-A Class 2C, 1.46% 3/27/42 (f)	392,000	18,950
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (f)	75,858	849
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3, 1.07% 8/15/14 (d)	670,000	672,030
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,600,000	1,600,534
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (f)	19,277	15,696
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (f)	61,301	53,115
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (f)	107,393	89,900
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (f)	285,142	254,423
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (f)	4,895	4,257
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (f)	78,383	39,339
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (f)	45,571	41,495
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (f)	47,458	1,934
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (f)	162,650	133,264
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	910,000	912,130
Series 2011-B Class A3, 0.92% 2/16/15	460,000	461,531
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (f)	60,741	48,611
Class M4, 1.6517% 9/25/34 (f)	77,891	22,885
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (f)	126,217	102,532
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (f)	$ 582	$ 542
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	104,626	104,727
Series 2011-4 Class A2, 1.37% 3/16/15	228,337	228,918
Series 2012-1 Class A2, 1.25% 4/15/15	302,965	303,865
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	422,599
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	503,388
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (f)	135,706	112,730
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(f)	36,798	36,554
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (f)	143,893	98,324
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (f)	6,568	2,739
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	48,689	49,495
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (f)	2,472	2,239
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(f)	314,337	3,929
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(f)	203,978	178,481
TOTAL ASSET-BACKED SECURITIES (Cost $41,882,320)		43,016,835
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(f)	159,271	159,602
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(f)	269,848	267,975
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	143,179	144,107
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (f)	25,291	21,522
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(f)	1,239,109	1,214,326
Class C2, 1.4007% 12/20/54 (d)(f)	578,000	491,878
Series 2006-2 Class C1, 1.1407% 12/20/54 (f)	463,000	394,013
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 1.2007% 12/20/54 (f)	$ 128,000	$ 108,928
Series 2006-4:
Class B1, 0.3807% 12/20/54 (f)	521,000	486,093
Class C1, 0.9607% 12/20/54 (f)	319,000	271,469
Class M1, 0.5407% 12/20/54 (f)	137,000	122,615
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (f)	258,000	219,558
Class 1M1, 0.5007% 12/20/54 (f)	172,000	153,940
Class 2C1, 1.0607% 12/20/54 (f)	117,000	99,567
Class 2M1, 0.7007% 12/20/54 (f)	222,000	198,690
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (f)	308,000	262,108
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (f)	252,254	249,315
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.752% 1/20/44 (f)	36,767	35,318
Series 2004-1 Class 2A1, 0.629% 3/20/44 (f)	1,146,017	1,132,666
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (f)	57,838	42,282
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (f)	117,564	101,518
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(f)	109,416	96,254
Class B6, 3.0492% 7/10/35 (d)(f)	182,025	156,781
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(f)	12,504	12,169
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (f)	3,625	3,395
TOTAL PRIVATE SPONSOR		6,446,089
U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	936,411	1,005,508
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	30,161	32,144
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	100,819	106,448
Series 2004-86 Class KC, 4.5% 5/25/19	53,697	55,007
Series 2010-123 Class DL, 3.5% 11/25/25	303,719	316,720
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-143 Class B, 3.5% 12/25/25	$ 474,159	$ 498,613
Series 2013-16 Class GP, 3% 3/25/33	3,000,000	3,221,250
Freddie Mac:
floater Series 3346 Class FA, 0.4312% 2/15/19 (f)	416,909	417,492
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	107,887	115,107
Series 2363 Class PF, 6% 9/15/16	133,943	142,055
Series 3820 Class DA, 4% 11/15/35	495,836	540,882
Series 3777 Class AC, 3.5% 12/15/25	1,087,661	1,148,475
Series 3949 Class MK, 4.5% 10/15/34	340,000	380,816
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0247% 4/20/40 (f)	453,994	461,347
Series 2012-149 Class MF, 0.4547% 12/20/42 (f)	1,883,260	1,882,322
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	349,599	358,264
Series 2012-97 Class JF, 0.4517% 8/16/42 (f)	815,971	817,046
TOTAL U.S. GOVERNMENT AGENCY		11,499,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,304,071)		17,945,585
Commercial Mortgage Securities - 6.4%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	890,000	934,203
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (f)(h)	92,757	3,044
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	217,288	219,109
Series 2006-2 Class AAB, 5.7141% 5/10/45 (f)	146,580	154,079
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	316,577
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	468,078
Series 2007-4 Class A3, 5.806% 2/10/51 (f)	144,747	152,315
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	121,684
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	12,102
Series 2007-3 Class A3, 5.5925% 6/10/49 (f)	361,000	361,007
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(f)	48,471	47,987
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(f)	$ 1,080,000	$ 1,089,792
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(f)	6,164	4,508
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(f)	57,417	48,069
Class M1, 0.6417% 11/25/35 (d)(f)	6,744	4,376
Class M2, 0.6917% 11/25/35 (d)(f)	8,563	5,463
Class M3, 0.7117% 11/25/35 (d)(f)	7,663	4,790
Class M4, 0.8017% 11/25/35 (d)(f)	9,548	4,625
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(f)	135,035	106,510
Class B1, 1.6017% 1/25/36 (d)(f)	11,669	1,801
Class M1, 0.6517% 1/25/36 (d)(f)	43,560	24,205
Class M2, 0.6717% 1/25/36 (d)(f)	13,068	6,862
Class M3, 0.7017% 1/25/36 (d)(f)	19,085	9,833
Class M4, 0.8117% 1/25/36 (d)(f)	10,555	5,123
Class M5, 0.8517% 1/25/36 (d)(f)	10,555	3,722
Class M6, 0.9017% 1/25/36 (d)(f)	11,211	3,015
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(f)	20,926	16,946
Class M1, 0.5817% 4/25/36 (d)(f)	7,485	4,823
Class M2, 0.6017% 4/25/36 (d)(f)	7,908	4,898
Class M3, 0.6217% 4/25/36 (d)(f)	6,804	4,053
Class M4, 0.7217% 4/25/36 (d)(f)	3,856	2,217
Class M5, 0.7617% 4/25/36 (d)(f)	3,742	2,058
Class M6, 0.8417% 4/25/36 (d)(f)	7,462	3,140
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(f)	324,918	254,695
Class A2, 0.4817% 7/25/36 (d)(f)	18,666	14,682
Class B1, 1.0717% 7/25/36 (d)(f)	6,989	1,255
Class M1, 0.5117% 7/25/36 (d)(f)	19,585	9,313
Class M2, 0.5317% 7/25/36 (d)(f)	13,818	6,185
Class M3, 0.5517% 7/25/36 (d)(f)	11,462	4,871
Class M4, 0.6217% 7/25/36 (d)(f)	7,740	1,917
Class M5, 0.6717% 7/25/36 (d)(f)	9,513	2,229
Class M6, 0.7417% 7/25/36 (d)(f)	14,193	2,969
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(f)	15,624	2,364
Class M5, 0.6817% 10/25/36 (d)(f)	18,450	978
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(f)	13,743	440
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(f)	$ 89,293	$ 51,646
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(f)	86,314	60,455
Class A2, 0.5217% 7/25/37 (d)(f)	80,696	39,373
Class M1, 0.5717% 7/25/37 (d)(f)	28,337	7,790
Class M2, 0.6117% 7/25/37 (d)(f)	15,309	2,613
Class M3, 0.6917% 7/25/37 (d)(f)	15,443	1,553
Class M4, 0.8517% 7/25/37 (d)(f)	31,478	1,930
Class M5, 0.9517% 7/25/37 (d)(f)	27,733	1,234
Class M6, 1.2017% 7/25/37 (d)(f)	17,783	155
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(f)	79,886	41,585
Class B1, 1.1517% 7/25/37 (d)(f)	19,656	1,502
Class B2, 1.8017% 7/25/37 (d)(f)	8,391	448
Class M1, 0.5117% 7/25/37 (d)(f)	17,721	5,985
Class M2, 0.5417% 7/25/37 (d)(f)	19,013	5,309
Class M3, 0.5717% 7/25/37 (d)(f)	29,331	6,373
Class M4, 0.7017% 7/25/37 (d)(f)	46,409	7,826
Class M5, 0.8017% 7/25/37 (d)(f)	24,124	3,453
Class M6, 1.0017% 7/25/37 (d)(f)	18,274	2,207
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(f)	33,246	3,091
Class M2, 1.2517% 9/25/37 (d)(f)	33,246	2,557
Class M4, 1.8017% 9/25/37 (d)(f)	83,833	4,092
Class M5, 1.9517% 9/25/37 (d)(f)	53,327	1,700
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	863,773	71,919
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(f)	111,360	110,275
Class J, 1.0512% 3/15/19 (d)(f)	146,405	139,191
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(f)	76,569	72,317
Class E, 0.5012% 3/15/22 (d)(f)	394,020	364,257
Class F, 0.5512% 3/15/22 (d)(f)	241,475	218,405
Class G, 0.6012% 3/15/22 (d)(f)	62,931	55,660
Class H, 0.7512% 3/15/22 (d)(f)	76,569	66,191
Class J, 0.9012% 3/15/22 (d)(f)	76,569	64,277
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	6,369	6,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(f)(h)	$ 2,038,198	$ 11,375
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(f)(h)	367,020	1,192
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(f)(h)	13,976,215	120,126
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(f)(h)	7,618,124	35,188
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(f)	73,860	68,881
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	264,748
Class XCL, 1.3266% 5/15/35 (d)(f)(h)	852,830	13,391
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(f)	9,315	8,952
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (f)	128,953	130,080
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	217,097
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (f)	216,000	230,146
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	73,682
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	107,438
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,204,296
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(f)	205	205
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(f)	14,447	12,887
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(f)	132,785	126,055
Class D, 0.5412% 11/15/17 (d)(f)	6,961	6,468
Class E, 0.5912% 11/15/17 (d)(f)	24,362	22,396
Class F, 0.6512% 11/15/17 (d)(f)	17,061	15,514
Class G, 0.7012% 11/15/17 (d)(f)	11,826	10,517
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(f)	308,000	295,232
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	630,782
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8:
Class A4, 5.306% 12/10/46	$ 790,000	$ 892,819
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	266,721	268,127
Class AJFX, 5.478% 2/5/19 (d)	380,000	381,300
Series 2006-C8 Class XP, 0.4673% 12/10/46 (f)(h)	1,954,241	7,807
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	2,720,000	2,854,602
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	493,528
Series 2007-C3 Class A4, 5.6803% 6/15/39 (f)	130,000	149,346
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (f)(h)	1,217,736	7,053
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(f)	771,000	676,812
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	92,331	94,404
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (f)(h)	45,831	57
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(f)(h)	192,272	291
Series 2003-C4 Class A4, 5.137% 8/15/36	348,007	350,231
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(f)	82,000	79,527
Class C:
0.3712% 2/15/22 (d)(f)	212,546	199,760
0.4712% 2/15/22 (d)(f)	75,912	71,118
Class F, 0.5212% 2/15/22 (d)(f)	151,805	142,142
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (f)(h)	3,133,099	11,558
Class B, 5.487% 2/15/40 (d)(f)	330,000	47,685
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(f)	480,000	480,144
Class A2FL, 0.908% 12/5/31 (d)(f)	630,000	630,778
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,320,608	1,365,359
Series K707 Class A1, 1.615% 9/25/18	820,470	841,443
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,288,959
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(f)(h)	$ 99,949	$ 1,521
Series 2007-C1 Class XP, 0.1604% 12/10/49 (f)(h)	2,818,779	6,227
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (f)	266,688	269,233
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(f)	81,000	77,908
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	272,274	275,630
Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,241,897
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(f)(h)	3,452,552	16,987
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(f)	39,222	39,139
Class F, 0.6477% 6/6/20 (d)(f)	95,176	94,858
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	553,670	554,191
Class A2, 1.2601% 3/6/20 (d)(f)	260,000	260,457
Class C, 2.0056% 3/6/20 (d)(f)	806,000	809,865
Class D, 2.2018% 3/6/20 (d)(f)	467,000	469,301
Class F, 2.6334% 3/6/20 (d)(f)	19,000	19,111
Class G, 2.7903% 3/6/20 (d)(f)	10,000	10,059
Class H, 3.3004% 3/6/20 (d)(f)	7,000	7,045
Class J, 4.0852% 3/6/20 (d)(f)	11,000	11,077
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	3,245	3,261
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	78,171	79,305
Series 2007-GG10 Class A2, 5.778% 8/10/45	46,936	47,602
Series 2012-GC6 Class A1, 1.282% 1/10/45	186,506	188,064
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	169,405	169,476
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	219,647	224,173
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(f)	120,756	117,314
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class C, 0.4112% 11/15/18 (d)(f)	$ 86,034	$ 83,115
Class D, 0.4312% 11/15/18 (d)(f)	23,239	21,986
Class E, 0.4812% 11/15/18 (d)(f)	33,957	31,447
Class F, 0.5312% 11/15/18 (d)(f)	50,739	44,959
Class G, 0.5612% 11/15/18 (d)(f)	44,105	37,317
Class H, 0.7012% 11/15/18 (d)(f)	33,965	27,378
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	60,506	63,456
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (f)	296,049	305,360
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	678,313	686,110
Class A3, 5.42% 1/15/49	594,000	678,056
Series 2006-CB17 Class A3, 5.45% 12/12/43	41,434	41,450
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	146,889	151,256
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (f)	18,000	6,425
Class C, 5.7259% 2/12/49 (f)	48,000	13,277
Class D, 5.7259% 2/12/49 (f)	51,000	8,599
Series 2007-LDP10 Class ES, 5.562% 1/15/49 (d)(f)	112,000	4,337
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	2,884	2,887
Series 2006-C7 Class A2, 5.3% 11/15/38	124,729	131,485
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	32,042
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	117,512
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (f)(h)	829,285	3,369
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (f)(h)	294,851	1,326
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (f)(h)	13,547,825	69,812
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(f)	69,510	67,292
Class E, 0.4912% 9/15/21 (d)(f)	249,861	239,390
Class F, 0.5412% 9/15/21 (d)(f)	97,418	92,361
Class G, 0.5612% 9/15/21 (d)(f)	192,585	180,663
Class H, 0.6012% 9/15/21 (d)(f)	49,497	45,443
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(f)	188,000	133,194
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (f)	12,474	12,434
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	$ 138,763	$ 145,093
Series 2007-5:
Class A3, 5.364% 8/12/48	83,595	85,308
Class A4, 5.378% 8/12/48	9,000	10,198
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	639,938	657,611
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(h)	3,000,848	33,913
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	52,294
Series 2007-7 Class B, 5.7411% 6/12/50 (f)	19,000	1,081
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(f)	40,774	16,361
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(f)	240,866	238,687
Class C, 0.362% 10/15/20 (d)(f)	124,000	116,957
Class D, 0.392% 10/15/20 (d)(f)	76,067	70,225
Class E, 0.452% 10/15/20 (d)(f)	95,138	84,978
Class F, 0.502% 10/15/20 (d)(f)	57,094	49,284
Class G, 0.542% 10/15/20 (d)(f)	70,577	57,394
Class H, 0.632% 10/15/20 (d)(f)	44,426	30,352
Class J, 0.782% 10/15/20 (d)(f)	25,649	9,059
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	36,140	36,135
Series 2005-IQ9 Class A3, 4.54% 7/15/56	186,127	187,373
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	610,000	690,030
Series 2006-T23 Class A3, 5.815% 8/12/41 (f)	110,000	114,053
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	156,531	157,747
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	94,890	100,251
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	539,969
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(f)	633,090	623,148
Class E, 0.4812% 9/15/21 (d)(f)	201,847	189,319
Class F, 0.5412% 9/15/21 (d)(f)	214,060	198,998
Class G, 0.5612% 9/15/21 (d)(f)	202,788	183,920
Class J, 0.8012% 9/15/21 (d)(f)	45,086	34,218
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(f)	$ 526,588	$ 464,592
Class LXR1, 0.9012% 6/15/20 (d)(f)	26,291	22,873
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	573,240	588,417
Series 2007-C30:
Class A3, 5.246% 12/15/43	58,674	59,725
Class A4, 5.305% 12/15/43	64,000	70,122
Class A5, 5.342% 12/15/43	231,000	260,686
Series 2007-C32 Class A3, 5.7388% 6/15/49 (f)	367,000	421,521
Series 2007-C33 Class A5, 5.9245% 2/15/51 (f)	143,000	165,013
Series 2005-C22 Class F, 5.3875% 12/15/44 (d)(f)	360,000	100,152
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(f)(h)	1,809,002	9,325
Series 2007-C31 Class C, 5.6823% 4/15/47 (f)	59,000	34,228
Series 2007-C31A Class A2, 5.421% 4/15/47	510,989	513,863
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,358,920
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,936,936)		37,926,979
Municipal Securities - 0.3%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,566,165
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	75,000	86,141
TOTAL MUNICIPAL SECURITIES (Cost $1,576,870)		1,652,306
Foreign Government and Government Agency Obligations - 0.8%

Brazilian Federative Republic 4.875% 1/22/21	500,000	583,750
New Brunswick Province 2.75% 6/15/18	1,300,000	1,399,351
Ontario Province 2.3% 5/10/16	2,820,000	2,962,593
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,659,495)		4,945,694
Supranational Obligations - 1.0%
	Principal Amount	Value
International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $5,945,121)	$ 5,950,000	$ 5,949,000
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $620,163)	570,000	684,718
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $5,113,107)	51,011	5,439,280
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.16% (a) (Cost $939,752)	939,752	939,752
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $555,903,591)		585,853,919
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,281,977
NET ASSETS - 100%		$ 588,135,896
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 76,653	$ (40,215)	$ 0	$ (40,215)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,864,019 or 10.3% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $115,533.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,505
Fidelity Specialized High Income Central Fund	151,191
Total	$ 154,696
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,199,627	$ 151,191	$ -	$ 5,439,280	1.4%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 269,951,471	$ -	$ 269,715,122	$ 236,349
U.S. Government and Government Agency Obligations	170,444,367	-	170,444,367	-
U.S. Government Agency - Mortgage Securities	26,957,932	-	26,957,932	-
Asset-Backed Securities	43,016,835	-	42,296,138	720,697
Collateralized Mortgage Obligations	17,945,585	-	17,945,585	-
Commercial Mortgage Securities	37,926,979	-	37,887,745	39,234
Municipal Securities	1,652,306	-	1,652,306	-
Foreign Government and Government Agency Obligations	4,945,694	-	4,945,694	-
Supranational Obligations	5,949,000	-	5,949,000	-
Bank Notes	684,718	-	684,718	-
Fixed-Income Funds	5,439,280	5,439,280	-	-
Money Market Funds	939,752	939,752	-	-
Total Investments in Securities:	$ 585,853,919	$ 6,379,032	$ 578,478,607	$ 996,280
Derivative Instruments:
Liabilities
Swap Agreements	$ (40,215)	$ -	$ (40,215)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (40,215)
Total Value of Derivatives	$ -	$ (40,215)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.7%
United Kingdom	3.0%
Canada	2.4%
Netherlands	1.5%
Australia	1.2%
Multi-National	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $549,850,732)	$ 579,474,887
Fidelity Central Funds (cost $6,052,859)	6,379,032
Total Investments (cost $555,903,591)		$ 585,853,919
Receivable for investments sold		3,827,996
Receivable for swap agreements		311
Receivable for fund shares sold		564,803
Interest receivable		3,333,318
Distributions receivable from Fidelity Central Funds		576
Prepaid expenses		990
Other receivables		129,364
Total assets		593,711,277

Liabilities
Payable for investments purchased	$ 3,722,255
Payable for fund shares redeemed	1,132,313
Distributions payable	89,406
Swap agreements, at value	40,215
Accrued management fee	155,243
Distribution and service plan fees payable	146,054
Other affiliated payables	105,398
Other payables and accrued expenses	184,497
Total liabilities		5,575,381

Net Assets		$ 588,135,896
Net Assets consist of:
Paid in capital		$ 588,479,602
Undistributed net investment income		2,470,674
Accumulated undistributed net realized gain (loss) on investments		(32,724,493)
Net unrealized appreciation (depreciation) on investments		29,910,113
Net Assets		$ 588,135,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,210,602 ÷ 15,595,400 shares)	$ 11.68

Maximum offering price per share (100/97.25 of $11.68)	$ 12.01
Class T: Net Asset Value and redemption price per share ($245,696,611 ÷ 21,016,805 shares)	$ 11.69

Maximum offering price per share (100/97.25 of $11.69)	$ 12.02
Class B: Net Asset Value and offering price per share ($4,318,193 ÷ 370,030 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($63,166,500 ÷ 5,418,357 shares)A	$ 11.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($92,743,990 ÷ 7,917,080 shares)	$ 11.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 8,582,466
Income from Fidelity Central Funds		154,696
Total income		8,737,162

Expenses
Management fee	$ 969,766
Transfer agent fees	530,253
Distribution and service plan fees	908,460
Accounting and security lending fees	121,558
Custodian fees and expenses	14,869
Independent trustees' compensation	1,236
Registration fees	51,879
Audit	53,369
Legal	1,890
Miscellaneous	2,347
Total expenses before reductions	2,655,627
Expense reductions	(123)	2,655,504
Net investment income (loss)		6,081,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,547,252
Swap agreements	1,538
Total net realized gain (loss)		3,548,790
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,213,110)
Swap agreements	(3,232)
Total change in net unrealized appreciation (depreciation)		(4,216,342)
Net gain (loss)		(667,552)
Net increase (decrease) in net assets resulting from operations		$ 5,414,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,081,658	$ 15,610,469
Net realized gain (loss)	3,548,790	15,589,917
Change in net unrealized appreciation (depreciation)	(4,216,342)	(3,611,564)
Net increase (decrease) in net assets resulting from operations	5,414,106	27,588,822
Distributions to shareholders from net investment income	(5,892,923)	(14,195,791)
Share transactions - net increase (decrease)	(41,440,280)	(5,031,239)
Total increase (decrease) in net assets	(41,919,097)	8,361,792

Net Assets
Beginning of period	630,054,993	621,693,201
End of period (including undistributed net investment income of $2,470,674 and undistributed net investment income of $2,281,939, respectively)	$ 588,135,896	$ 630,054,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.117	.289	.344	.416	.435	.457
Net realized and unrealized gain (loss)	(.013)	.215	.163	.793	.149	(.319)
Total from investment operations	.104	.504	.507	1.209	.584	.138
Distributions from net investment income	(.114)	(.264)	(.322)	(.372)	(.414)	(.468)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.114)	(.264)	(.337)	(.409)	(.414)	(.468)
Net asset value, end of period	$ 11.68	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Total Return B,C,D	.89%	4.46%	4.59%	11.77%	6.05%	1.28%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.83%	.83%	.85%	.87%	.85%
Expenses net of fee waivers, if any	.83% A	.83%	.83%	.85%	.87%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.85%	.87%	.85%
Net investment income (loss)	2.02% A	2.52%	3.06%	3.84%	4.45%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,211	$ 192,761	$ 187,442	$ 211,123	$ 195,407	$ 216,683
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.119	.292	.348	.420	.440	.462
Net realized and unrealized gain (loss)	(.014)	.225	.153	.803	.139	(.310)
Total from investment operations	.105	.517	.501	1.223	.579	.152
Distributions from net investment income	(.115)	(.267)	(.326)	(.376)	(.419)	(.472)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.115)	(.267)	(.341)	(.413)	(.419)	(.472)
Net asset value, end of period	$ 11.69	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Total Return B,C,D	.90%	4.57%	4.53%	11.90%	6.00%	1.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.80%	.80%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.80%	.81%	.82%	.82%
Expenses net of all reductions	.81% A	.80%	.80%	.81%	.82%	.82%
Net investment income (loss)	2.05% A	2.54%	3.09%	3.87%	4.50%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,697	$ 265,426	$ 274,215	$ 314,110	$ 290,428	$ 344,229
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.075	.206	.264	.339	.369	.385
Net realized and unrealized gain (loss)	(.014)	.225	.154	.794	.150	(.318)
Total from investment operations	.061	.431	.418	1.133	.519	.067
Distributions from net investment income	(.071)	(.181)	(.243)	(.296)	(.349)	(.397)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.071)	(.181)	(.258)	(.333)	(.349)	(.397)
Net asset value, end of period	$ 11.67	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Total Return B,C,D	.53%	3.81%	3.77%	11.00%	5.35%	.60%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of fee waivers, if any	1.56% A	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of all reductions	1.56% A	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	1.29% A	1.79%	2.35%	3.13%	3.78%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,318	$ 5,209	$ 7,018	$ 10,941	$ 11,753	$ 15,141
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Income from Investment Operations
Net investment income (loss) E	.073	.204	.262	.338	.364	.378
Net realized and unrealized gain (loss)	(.013)	.225	.154	.794	.150	(.317)
Total from investment operations	.060	.429	.416	1.132	.514	.061
Distributions from net investment income	(.070)	(.179)	(.241)	(.295)	(.344)	(.391)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.070)	(.179)	(.256)	(.332)	(.344)	(.391)
Net asset value, end of period	$ 11.66	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Total Return B,C,D	.52%	3.79%	3.76%	11.00%	5.31%	.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of fee waivers, if any	1.59% A	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of all reductions	1.59% A	1.57%	1.56%	1.56%	1.59%	1.59%
Net investment income (loss)	1.27% A	1.78%	2.33%	3.12%	3.73%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,167	$ 65,425	$ 63,435	$ 80,043	$ 63,750	$ 52,529
Portfolio turnover rate G	117% A	129%	108% I	107% I	73% I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.132	.319	.373	.447	.468	.494
Net realized and unrealized gain (loss)	(.014)	.213	.163	.802	.139	(.311)
Total from investment operations	.118	.532	.536	1.249	.607	.183
Distributions from net investment income	(.128)	(.292)	(.351)	(.402)	(.447)	(.503)
Distributions from net realized gain	-	-	(.015)	(.037)	-	-
Total distributions	(.128)	(.292)	(.366)	(.439)	(.447)	(.503)
Net asset value, end of period	$ 11.71	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Total Return B,C	1.01%	4.71%	4.85%	12.15%	6.30%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.58% A	.58%	.58%	.57%	.54%	.53%
Expenses net of fee waivers, if any	.58% A	.58%	.58%	.57%	.54%	.53%
Expenses net of all reductions	.58% A	.58%	.58%	.57%	.54%	.53%
Net investment income (loss)	2.28% A	2.77%	3.32%	4.11%	4.78%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,744	$ 101,234	$ 89,583	$ 95,061	$ 78,372	$ 362,708
Portfolio turnover rate F	117% A	129%	108% H	107% H	73% H	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,660,494
Gross unrealized depreciation	(2,367,559)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,292,935

Tax cost	$ 563,560,984

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (4,092,917)
2018	(18,759,952)
Total capital loss carryforward	$ (22,852,869)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,538	$ (3,232)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

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4. Derivative Instruments - continued

Swap Agreements - continued

The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $77,918,609 and $54,303,091, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 238,506	$ 12,028
Class T	-%	.25%	319,732	4,161
Class B	.65%	.25%	22,048	15,995
Class C	.75%	.25%	328,174	39,815
			$ 908,460	$ 71,999

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,245
Class T	6,600
Class B*	979
Class C*	3,660
$ 17,484

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 172,305.18
Class T	202,155.16
Class B	6,356.26
Class C	59,315.18
Institutional Class	90,122.18
	$ 530,253

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $768 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $590.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,858,534	$ 4,384,784
Class T	2,517,331	6,258,120
Class B	30,051	97,338
Class C	394,780	1,010,197
Institutional Class	1,092,227	2,445,352
Total	$ 5,892,923	$ 14,195,791

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	2,013,739	4,921,704	$ 23,554,329	$ 56,545,464
Reinvestment of distributions	132,137	314,093	1,545,715	3,613,245
Shares redeemed	(3,037,179)	(5,123,272)	(35,492,632)	(58,883,551)
Net increase (decrease)	(891,303)	112,525	$ (10,392,588)	$ 1,275,158
Class T
Shares sold	2,450,840	7,233,970	$ 28,677,160	$ 83,035,227
Reinvestment of distributions	205,370	517,399	2,403,723	5,955,060
Shares redeemed	(4,327,949)	(9,003,581)	(50,633,493)	(103,500,030)
Net increase (decrease)	(1,671,739)	(1,252,212)	$ (19,552,610)	$ (14,509,743)
Class B
Shares sold	36,993	116,051	$ 431,947	$ 1,328,317
Reinvestment of distributions	2,318	7,572	27,090	86,917
Shares redeemed	(115,302)	(291,361)	(1,346,477)	(3,339,311)
Net increase (decrease)	(75,991)	(167,738)	$ (887,440)	$ (1,924,077)
Class C
Shares sold	911,713	1,466,208	$ 10,646,458	$ 16,778,041
Reinvestment of distributions	27,262	71,373	318,256	819,120
Shares redeemed	(1,128,619)	(1,482,787)	(13,152,568)	(16,987,687)
Net increase (decrease)	(189,644)	54,794	$ (2,187,854)	$ 609,474
Institutional Class
Shares sold	858,106	2,368,506	$ 10,060,354	$ 27,240,632
Reinvestment of distributions	84,217	190,054	987,854	2,192,530
Shares redeemed	(1,661,238)	(1,728,351)	(19,467,996)	(19,915,213)
Net increase (decrease)	(718,915)	830,209	$ (8,419,788)	$ 9,517,949

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements (Unaudited) - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-USAN-0413
1.784889.110

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Semiannual Report

February 28, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.80%
Actual		$ 1,000.00	$ 1,004.10	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.77%
Actual		$ 1,000.00	$ 1,003.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.51%
Actual		$ 1,000.00	$ 1,000.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 999.60	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,004.90	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,004.70	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.2	0.4
0.01 - 0.99%	5.7	5.1
1 - 1.99%	1.1	0.7
2 - 2.99%	4.2	0.8
3 - 3.99%	23.0	11.7
4 - 4.99%	30.0	36.4
5 - 5.99%	16.9	23.5
6 - 6.99%	6.1	5.8
7% and above	1.6	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	3.8	3.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	2.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Mortgage Securities 95.2%		Mortgage Securities 89.4%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 13.1%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 3.9%
	Short-Term Investments and Net Other Assets (Liabilities)† (11.8)%		Short-Term Investments and Net Other Assets (Liabilities)† (6.4)%
* Foreign investments	3.8%	** Foreign investments	1.1%
* Futures and Swaps	(3.6)%	** Futures and Swaps	(2.6)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 105.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.6%
1.865% 9/1/37 (e)	$ 22	$ 23
2.296% 7/1/35 (e)	8	8
2.332% 3/1/35 (e)	44	46
2.5% 3/1/28 (c)	15,100	15,684
2.5% 3/1/28 (c)	11,100	11,529
2.5% 3/1/28 (c)	11,800	12,256
2.5% 3/1/28 (c)	5,200	5,401
2.524% 10/1/33 (e)	68	73
2.559% 6/1/36 (e)	49	52
2.583% 1/1/35 (e)	330	351
2.611% 5/1/36 (e)	260	276
2.741% 7/1/35 (e)	82	88
2.769% 11/1/36 (e)	63	68
2.777% 4/1/36 (e)	221	236
2.781% 9/1/36 (e)	145	156
2.806% 8/1/35 (e)	418	448
2.861% 5/1/36 (e)	65	69
2.875% 10/1/36 (e)	172	185
3% 4/1/27 to 2/1/43	19,613	20,612
3% 3/1/28 (c)	2,700	2,842
3% 2/1/43	132	137
3% 2/1/43	177	184
3% 2/1/43	200	208
3% 3/1/43 (c)	4,500	4,659
3% 3/1/43 (c)	15,400	15,945
3% 3/1/43 (c)	11,500	11,907
3% 3/1/43 (c)	4,000	4,142
3% 3/1/43 (c)	4,000	4,142
3% 3/1/43 (c)	1,000	1,035
3% 3/1/43 (c)	4,000	4,142
3% 4/1/43 (c)	5,300	5,474
3% 4/1/43 (c)	9,200	9,502
3% 4/1/43 (c)	4,000	4,131
3% 4/1/43 (c)	4,000	4,131
3% 4/1/43 (c)	2,000	2,066
3% 4/1/43 (c)	2,000	2,066
3% 4/1/43 (c)	18,700	19,315
3.155% 9/1/37 (e)	30	32
3.291% 6/1/36 (e)	797	841
3.357% 9/1/41 (e)	296	313
3.476% 3/1/40 (e)	578	605
3.5% 4/1/20 to 3/1/43	76,229	80,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/28 (c)	$ 2,200	$ 2,333
3.5% 7/1/42	24	26
3.5% 2/1/43	105	111
3.5% 2/1/43	605	641
3.5% 2/1/43	1,728	1,834
3.5% 2/1/43	714	756
3.5% 2/1/43	201	213
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	10,000	10,575
3.5% 3/1/43 (c)	12,200	12,902
3.5% 3/1/43 (c)	3,200	3,384
3.5% 3/1/43 (c)	6,600	6,980
3.5% 3/1/43 (c)	2,600	2,750
3.5% 4/1/43 (c)	21,400	22,580
3.5% 4/1/43 (c)	4,600	4,854
4% 10/1/25 to 7/1/42	110,427	118,639
4% 3/1/43	1,200	1,279
4% 3/1/43	1,400	1,493
4.5% 5/1/25 to 10/1/41	49,682	53,927
4.5% 3/1/43 (c)	1,500	1,615
5% 5/1/20 to 6/1/40	23,820	26,014
5.5% 2/1/18 to 9/1/38	58,115	63,747
5.858% 3/1/36 (e)	391	415
6% 9/1/29 to 1/1/42	21,593	24,210
6.022% 8/1/46 (e)	45	48
6.039% 9/1/36 (e)	202	211
6.311% 4/1/37 (e)	175	187
6.499% 12/1/36 (e)	192	209
6.5% 3/1/13 to 5/1/38	3,818	4,260
7% 12/1/15 to 5/1/30	1,773	2,032
7.21% 12/1/36 (e)	44	48
7.5% 8/1/22 to 9/1/32	978	1,146
8% 12/1/29 to 3/1/37	54	65
8.5% 1/1/16 to 7/1/31	162	188
9% 10/1/30	215	261
9.5% 7/1/16 to 8/1/22	29	31
12.5% 8/1/15 to 3/1/16	7	8
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 2	$ 2
13.5% 9/1/14	1	1
		644,119
Freddie Mac - 23.5%
2.104% 3/1/35 (e)	180	188
2.356% 5/1/34 (e)	14	14
2.357% 5/1/37 (e)	112	119
2.362% 8/1/37 (e)	136	143
2.478% 6/1/37 (e)	42	45
2.492% 4/1/35 (e)	76	81
2.528% 11/1/35 (e)	347	371
2.574% 6/1/37 (e)	334	359
2.635% 6/1/37 (e)	29	31
2.696% 4/1/37 (e)	158	169
2.785% 6/1/37 (e)	775	831
2.97% 4/1/37 (e)	9	9
2.971% 6/1/33 (e)	984	1,058
3% 11/1/42 (c)	500	517
3% 1/1/43 (c)	500	516
3% 2/1/43	234	242
3% 2/1/43	2,267	2,343
3% 3/1/43 (c)	14,200	14,633
3.057% 7/1/36 (e)	140	151
3.439% 10/1/35 (e)	70	75
3.5% 1/1/26 to 3/1/43	44,703	47,384
3.5% 2/1/43	620	656
3.5% 2/1/43	1,099	1,163
3.5% 2/1/43	712	751
3.5% 2/1/43	2,006	2,117
4% 6/1/24 to 5/1/42	34,177	36,694
4% 3/1/43 (c)	7,000	7,436
4.5% 7/1/25 to 3/1/42	41,991	45,210
5% 7/1/33 to 9/1/40	25,895	28,203
5.145% 3/1/36 (e)	634	666
5.5% 10/1/17 to 1/1/40 (d)	33,900	36,934
6% 4/1/14 to 6/1/39	5,775	6,340
6.011% 4/1/37 (e)	81	86
6.082% 10/1/36 (e)	40	43
6.404% 12/1/36 (e)	613	659
6.5% 8/1/13 to 9/1/39	8,674	9,725
7% 6/1/21 to 9/1/36	2,641	3,088
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.03% 6/1/36 (e)	$ 32	$ 34
7.5% 7/1/14 to 7/1/34	3,777	4,344
8% 11/1/16 to 1/1/37	58	69
8.5% 6/1/16 to 9/1/20	9	10
9% 9/1/16 to 5/1/21	69	75
10% 1/1/16 to 12/1/18	8	9
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	1	1
13% 12/1/13 to 6/1/15	5	5
		253,597
Ginnie Mae - 22.5%
3% 3/1/43 (c)	1,000	1,048
3% 3/1/43 (c)	15,200	15,916
3.5% 3/15/42 to 11/20/42	26,778	28,711
3.5% 3/1/43 (c)	2,300	2,464
3.5% 3/1/43 (c)	3,200	3,428
3.5% 3/1/43 (c)	5,400	5,784
4% 9/15/25 to 1/20/42	17,206	18,832
4.497% 1/20/62 (j)	775	878
4.5% 8/15/33 to 3/20/41	88,459	97,529
4.564% 11/20/61 (j)	949	1,073
4.751% 12/20/60 (j)	13,571	15,232
4.814% 1/20/61 (j)	313	353
5% 9/20/33 to 9/15/40	33,220	36,986
5% 3/1/43 (c)	1,600	1,748
5.5% 10/15/33 to 9/15/39	4,918	5,456
6% 1/15/36 to 9/20/38	3,994	4,529
6.5% 10/15/34 to 7/15/36	275	313
7% 2/15/24 to 4/20/32	1,572	1,829
7.5% 12/15/16 to 4/15/32	587	682
8% 6/15/21 to 12/15/25	272	317
8.5% 8/15/16 to 10/15/28	284	328
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	6	7
		243,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,122,810)		1,141,160
Asset-Backed Securities - 2.6%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 2,021	$ 2,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4017% 8/25/35 (e)	2,586	2,571
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	747	747
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3117% 5/25/47 (e)	1,217	1,212
Series 2006-25 Class 2A2, 0.3217% 6/25/47 (e)	2,552	2,524
Series 2007-4 Class A1A, 0.3237% 9/25/37 (e)	130	130
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9067% 7/25/35 (e)	293	293
GSAMP Trust:
Series 2004-AR1 Class B4, 3.4154% 6/25/34 (b)(e)	82	23
Series 2004-AR2 Class B1, 3.0517% 8/25/34 (e)	796	39
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5817% 8/25/35 (e)	237	237
Ocala Funding LLC Series 2006-1A Class A, 1.6007% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,783	5,744
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4017% 12/25/36 (e)	3,390	3,329
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6317% 5/25/35 (e)	1,995	1,731
Series 2007-BC3 Class 2A1, 0.2617% 5/25/47 (e)	7,304	7,234
TOTAL ASSET-BACKED SECURITIES (Cost $29,658)		27,850
Collateralized Mortgage Obligations - 11.0%

Private Sponsor - 4.7%
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (e)	24	24
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	184	185
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	2,402	2,435
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (b)(e)	1,306	1,297
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	$ 197	$ 198
CSMC floater Series 2011-1R Class A1, 1.2097% 2/27/47 (b)(e)	2,205	2,195
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (e)	803	836
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (b)(e)	8,843	8,667
Series 2006-4 Class A4, 0.3007% 12/20/54 (e)	8,631	8,459
Series 2007-1:
Class 2A1, 0.3407% 12/20/54 (e)	2,967	2,908
Class 3A1, 0.4007% 12/20/54 (e)	2,636	2,584
Series 2007-2 Class 2A1, 0.2822% 12/17/54 (e)	3,196	3,132
Series 2007-2 Class 3A1, 0.3822% 12/17/54 (e)	1,933	1,895
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (e)	365	361
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (e)	998	989
Series 2004-1 Class 2A1, 0.629% 3/20/44 (e)	5,150	5,090
Series 2004-3 Class 2A1, 0.589% 9/20/44 (e)	3,232	3,195
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.1382% 1/26/37 (b)(e)	1,112	1,107
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (e)	476	348
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (e)	2,343	2,023
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (e)	327	324
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6255% 3/25/35 (e)	369	185
Series 2006-AR10 Class 3A1, 2.621% 7/25/36 (e)	2,731	2,724
TOTAL PRIVATE SPONSOR		51,161
U.S. Government Agency - 6.3%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.8983% 12/25/33 (e)(g)(i)	780	150
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2007-57 Class FA, 0.4317% 6/25/37 (e)	$ 3,278	$ 3,279
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	424	432
Class PZ, 6% 2/25/24	3,414	3,963
Series 1999-17 Class PG, 6% 4/25/29	1,555	1,730
Series 1999-32 Class PL, 6% 7/25/29	1,235	1,380
Series 1999-33 Class PK, 6% 7/25/29	736	824
Series 2001-52 Class YZ, 6.5% 10/25/31	83	96
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,273
Series 2005-73 Class SA, 17.0256% 8/25/35 (e)(i)	320	386
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,237
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,408	1,571
Series 2001-31 Class ZC, 6.5% 7/25/31	560	639
Series 2002-16 Class ZD, 6.5% 4/25/32	220	250
Series 2002-74 Class SV, 7.3483% 11/25/32 (e)(g)	402	89
Series 2002-79 Class Z, 5.5% 11/25/22	724	785
Series 2003-80 Class CG, 6% 4/25/30	70	70
Series 1993-165 Class SH, 19.1811% 9/25/23 (e)(i)	65	87
Series 2003-21 Class SK, 7.8983% 3/25/33 (e)(g)(i)	229	51
Series 2003-35 Class TQ, 7.2983% 5/25/18 (e)(g)(i)	169	26
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	208	7
Series 2003-42 Class SJ, 6.8483% 11/25/22 (e)(g)(i)	111	8
Series 2003-48 Class HI, 5% 11/25/17 (g)	271	5
Series 2005-104 Class NI, 6.4983% 3/25/35 (e)(g)(i)	3,013	482
Series 2007-57 Class SA, 39.4098% 6/25/37 (e)(i)	981	1,807
Series 2007-66:
Class FB, 0.6017% 7/25/37 (e)	1,601	1,609
Class SB, 38.3898% 7/25/37 (e)(i)	295	564
Series 2008-12 Class SG, 6.1483% 3/25/38 (e)(g)(i)	1,951	238
Series 2009-114 Class AI, 5% 12/25/23 (g)	983	72
Series 2009-16 Class SA, 6.0483% 3/25/24 (e)(g)(i)	1,108	90
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	633	53
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	292	25
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	449	35
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,817	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-135 Class LS, 5.8483% 12/25/40 (e)(g)(i)	$ 1,578	$ 213
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,600	237
Series 2010-23:
Class AI, 5% 12/25/18 (g)	827	62
Class HI, 4.5% 10/25/18 (g)	550	46
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,681	138
Series 2010-96 Class DI, 4% 5/25/23 (g)	603	9
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	929	87
Series 2011-67 Class AI, 4% 7/25/26 (g)	537	54
Series 2011-83 Class DI, 6% 9/25/26 (g)	889	135
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	512	44
Series 348 Class 14, 6.5% 8/1/34 (g)	385	70
Series 351:
Class 12, 5.5% 4/1/34 (g)	282	44
Class 13, 6% 3/1/34 (g)	351	63
Series 359 Class 19, 6% 7/1/35 (g)	304	40
Series 384 Class 6, 5% 7/25/37 (g)	1,080	118
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	52	49
Series 3318 Class GY, 0% 5/15/37 (e)	7	7
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,523	1,707
Series 2104 Class PG, 6% 12/15/28	465	519
Series 2121 Class MG, 6% 2/15/29	623	695
Series 2154 Class PT, 6% 5/15/29	975	1,086
Series 2162 Class PH, 6% 6/15/29	164	182
Series 2520 Class BE, 6% 11/15/32	839	936
Series 2585 Class KS, 7.3988% 3/15/23 (e)(g)(i)	99	16
Series 2590 Class YR, 5.5% 9/15/32 (g)	19	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,862
Series 2810 Class PD, 6% 6/15/33	703	726
Series 3002 Class NE, 5% 7/15/35	680	786
Series 3189 Class PD, 6% 7/15/36	610	737
Series 3415 Class PC, 5% 12/15/37	476	517
Series 3741 Class YU, 3.5% 11/15/22	1,948	2,045
Series 3786 Class HI, 4% 3/15/38 (g)	1,427	206
Series 3806 Class UP, 4.5% 2/15/41	2,096	2,322
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3832 Class PE, 5% 3/15/41	$ 960	$ 1,100
Series 70 Class C, 9% 9/15/20	35	38
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	216	241
Series 2135 Class JE, 6% 3/15/29	714	795
Series 2274 Class ZM, 6.5% 1/15/31	318	361
Series 2281 Class ZB, 6% 3/15/30	277	308
Series 2357 Class ZB, 6.5% 9/15/31	657	746
Series 2502 Class ZC, 6% 9/15/32	819	920
Series 2575 Class ID, 5.5% 8/15/22 (g)	5	0*
Series 2817 Class SD, 6.8488% 7/15/30 (e)(g)(i)	130	10
Series 3097 Class IA, 5.5% 3/15/33 (g)	592	27
Series 1658 Class GZ, 7% 1/15/24	892	997
Series 2380 Class SY, 7.9988% 11/15/31 (e)(g)(i)	2,242	519
Series 2587 Class IM, 6.5% 3/15/33 (g)	429	95
Series 2844:
Class SC, 45.4922% 8/15/24 (e)(i)	31	62
Class SD, 83.8344% 8/15/24 (e)(i)	46	109
Series 2947 Class XZ, 6% 3/15/35	705	840
Series 3055 Class CS, 6.3888% 10/15/35 (e)(g)	545	75
Series 3244 Class SG, 6.4588% 11/15/36 (e)(g)(i)	817	145
Series 3274 Class SM, 6.2288% 2/15/37 (e)(g)	776	99
Series 3284 Class CI, 5.9188% 3/15/37 (e)(g)	2,146	379
Series 3287 Class SD, 6.5488% 3/15/37 (e)(g)(i)	1,334	289
Series 3297 Class BI, 6.5588% 4/15/37 (e)(g)(i)	1,904	413
Series 3336 Class LI, 6.3788% 6/15/37 (e)(g)	1,131	175
Series 3772 Class BI, 4.5% 10/15/18 (g)	1,101	86
Series 3949 Class MK, 4.5% 10/15/34	600	672
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	584	665
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4883% 6/16/37 (e)(g)(i)	455	97
Series 2010-H17 Class FA, 0.5337% 7/20/60 (e)(j)	397	395
Series 2010-H18 Class AF, 0.5077% 9/20/60 (e)(j)	420	418
Series 2010-H19 Class FG, 0.5077% 8/20/60 (e)(j)	550	548
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.7077% 12/20/60 (e)(j)	$ 1,446	$ 1,452
Series 2011-H13 Class FA, 0.7077% 4/20/61 (e)(j)	227	228
Series 2011-H14:
Class FB, 0.7077% 5/20/61 (e)(j)	1,622	1,631
Class FC, 0.7077% 5/20/61 (e)(j)	1,606	1,614
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	847	165
Series 2011-79 Class PO, 6/20/40 (h)	2,678	2,316
sequential payer:
Series 2001-33 Class SD, 7.8493% 7/20/31 (e)(g)(i)	68	17
Series 2002-24 Class SK, 7.7483% 4/16/32 (e)(g)(i)	1,897	485
Series 2002-42 Class ZA, 6% 6/20/32	781	884
Series 2004-24 Class ZM, 5% 4/20/34	948	1,099
Series 2001-36 Class SP, 8.5483% 9/16/26 (e)(g)	966	193
Series 2004-73 Class AL, 6.9983% 8/17/34 (e)(g)(i)	233	49
Series 1998-2 Class SA, 8.2983% 1/16/28 (e)(g)	725	174
Series 1999-34 Class SC, 8.3983% 9/16/19 (e)(g)(i)	942	110
Series 1999-40 Class SE, 8.7483% 11/16/29 (e)(g)(i)	1,280	161
Series 2000-8 Class SA, 8.2483% 1/16/30 (e)(g)(i)	1,112	133
Series 2001-3 Class S, 7.8983% 2/16/31 (e)(g)	431	99
Series 2001-36 Class SB, 7.8983% 12/16/23 (e)(g)(i)	1,264	261
Series 2001-38 Class SB, 7.3783% 8/16/31 (e)(g)(i)	692	158
Series 2001-41 Class SG, 8.5483% 9/16/31 (e)(g)	492	93
Series 2001-46 Class SB, 7.9483% 5/16/23 (e)(g)	704	100
Series 2001-49:
Class SC, 7.3983% 12/16/25 (e)(g)(i)	1,629	317
Class SL, 7.3983% 5/16/30 (e)(g)(i)	1,749	373
Class SV, 8.0483% 12/16/28 (e)(g)(i)	1,802	221
Series 2001-50:
Class SD, 7.9993% 11/20/31 (e)(g)(i)	1,029	251
Class ST, 7.4983% 8/16/27 (e)(g)(i)	413	93
Series 2002-5 Class SP, 7.2483% 1/16/32 (e)(g)(i)	712	150
Series 2004-32 Class GS, 6.2983% 5/16/34 (e)(g)(i)	638	133
Series 2008-60 Class SH, 5.9483% 7/16/38 (e)(g)(i)	636	106
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-52 Class HI, 7% 4/16/41 (g)	$ 2,548	$ 765
Series 2012-76 Class GS, 6.4983% 6/16/42 (e)(g)(i)	1,496	238
Series 2012-97 Class JS, 6.0483% 8/16/42 (e)(g)(i)	4,842	836
TOTAL U.S. GOVERNMENT AGENCY		67,765
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,365)		118,926
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (e)(g)	1,492	49
Banc of America Commercial Mortgage Trust sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	234	235
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (b)(e)	2,910	2,936
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5117% 7/25/37 (b)(e)	60	20
Class M2, 0.5417% 7/25/37 (b)(e)	62	17
Class M3, 0.5717% 7/25/37 (b)(e)	101	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (b)(e)(g)	6,264	98
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,793
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4607% 12/20/54 (e)	2,909	2,851
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	740	741
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4	4
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (b)(e)	5,000	5,012
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,282
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8124% 6/15/49 (e)	4,140	4,757
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	$ 2,260	$ 2,286
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	249	249
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (e)(g)	7,984	36
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (b)(e)	1,210	1,199
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	199
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3212% 9/15/21 (b)(e)	1,484	1,461
sequential payer Series 2007-C33 Class A4, 5.9245% 2/15/51 (e)	1,470	1,697
Series 2007-C31A Class A2, 5.421% 4/15/47	593	596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,088)		31,540
Fixed-Income Funds - 0.8%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $9,116)	82,889	9,042
Cash Equivalents - 2.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $29,970)	$ 29,970	29,970
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023 (Cost $156)	5/13/13	$ 11,585	$ 203
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $1,337,163)		1,358,691
NET OTHER ASSETS (LIABILITIES) - (25.7)%		(277,924)
NET ASSETS - 100%		$ 1,080,767
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (400)	(414)
3% 3/1/43	(200)	(207)
3% 3/1/43	(1,300)	(1,346)
3% 3/1/43	(1,000)	(1,035)
3% 3/1/43	(1,500)	(1,553)
3% 3/1/43	(5,300)	(5,488)
3% 3/1/43	(9,200)	(9,526)
3% 3/1/43	(4,000)	(4,142)
3% 3/1/43	(4,000)	(4,142)
3% 3/1/43	(2,000)	(2,071)
3% 3/1/43	(2,000)	(2,071)
3% 3/1/43	(4,000)	(4,142)
3.5% 3/1/43	(3,200)	(3,384)
3.5% 3/1/43	(5,400)	(5,711)
3.5% 3/1/43	(1,200)	(1,269)
3.5% 3/1/43	(3,200)	(3,384)
3.5% 3/1/43	(6,600)	(6,980)
3.5% 3/1/43	(21,400)	(22,631)
3.5% 3/1/43	(2,600)	(2,750)
4% 3/1/43	(1,000)	(1,066)
5% 3/1/43	(900)	(975)
TOTAL FANNIE MAE		(84,287)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3.5% 3/1/43	$ (4,400)	$ (4,633)
3.5% 3/1/43	(1,900)	(2,001)
4% 3/1/43	(2,500)	(2,656)
TOTAL FREDDIE MAC		(9,290)
Ginnie Mae
3.5% 3/1/43	(2,000)	(2,142)
3.5% 3/1/43	(22,000)	(23,564)
3.5% 3/1/43	(2,425)	(2,597)
4% 3/1/43	(2,000)	(2,171)
TOTAL GINNIE MAE		(30,474)
TOTAL TBA SALE COMMITMENTS (Proceeds $123,668)		$ (124,051)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Jun. 2014	$ 900	3-month LIBOR	0.54%	$ (3)	$ 0	$ (3)
JPMorgan Chase, Inc.	Feb. 2017	18,000	3-month LIBOR	1%	(238)	0	(238)
JPMorgan Chase, Inc.	Jun. 2017	1,700	3-month LIBOR	1%	(21)	0	(21)
JPMorgan Chase, Inc.	Jun. 2017	1,000	3-month LIBOR	0.98%	(11)	0	(11)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	(53)	0	(53)
JPMorgan Chase, Inc.	Jun. 2022	1,500	3-month LIBOR	1.78%	6	0	6
Credit Suisse	Aug. 2041	2,900	3-month LIBOR	3.75%	(497)	0	(497)
JPMorgan Chase, Inc.	Jun. 2042	300	3-month LIBOR	2.45%	30	0	30
TOTAL INTEREST RATE SWAPS					$ (787)	$ 0	$ (787)

Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,678,000 or 2.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open options and swap agreements. At the period end, the value of securities pledged amounted to $416,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,970,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 74
Credit Agricole CIB New York Branch	13,214
Credit Suisse Securities (USA) LLC	3,303
Mizuho Securities USA, Inc.	8,259
Morgan Stanley & Co., Inc.	826
RBS Securities, Inc.	4,294
$ 29,970
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 397
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,344	$ 112,001	$ 9,042	0.1%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,141,160	$ -	$ 1,141,160	$ -
Asset-Backed Securities	27,850	-	27,850	-
Collateralized Mortgage Obligations	118,926	-	118,926	-
Commercial Mortgage Securities	31,540	-	31,540	-
Fixed-Income Funds	9,042	9,042	-	-
Cash Equivalents	29,970	-	29,970	-
Purchased Swaptions	203	-	203	-
Total Investments in Securities:	$ 1,358,691	$ 9,042	$ 1,349,649	$ -
Other Derivative Instruments:
Assets
Swap Agreements	$ 36	$ -	$ 36	$ -
Liabilities
Swap Agreements	$ (823)	$ -	$ (823)	$ -
Total Other Derivative Instruments:	$ (787)	$ -	$ (787)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (124,051)	$ -	$ (124,051)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Purchased Swaptions (a)	$ 203	$ -
Swap Agreements (b)	36	(823)
Total Value of Derivatives	$ 239	$ (823)
(a) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $29,970) - See accompanying schedule: Unaffiliated issuers (cost $1,328,047)	$ 1,349,649
Fidelity Central Funds (cost $9,116)	9,042
Total Investments (cost $1,337,163)		$ 1,358,691
Receivable for investments sold		12,218
Receivable for TBA sale commitments		123,668
Receivable for fund shares sold		5,997
Interest receivable		3,792
Swap agreements, at value		36
Other receivables		115
Total assets		1,504,517

Liabilities
Payable for investments purchased Regular delivery	$ 3,957
Delayed delivery	291,924
TBA sale commitments, at value	124,051
Payable for fund shares redeemed	2,325
Distributions payable	102
Swap agreements, at value	823
Accrued management fee	282
Distribution and service plan fees payable	39
Other affiliated payables	133
Other payables and accrued expenses	114
Total liabilities		423,750

Net Assets		$ 1,080,767
Net Assets consist of:
Paid in capital		$ 1,144,887
Distributions in excess of net investment income		(7,686)
Accumulated undistributed net realized gain (loss) on investments		(76,792)
Net unrealized appreciation (depreciation) on investments		20,358
Net Assets		$ 1,080,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,533 ÷ 5,093.1 shares)	$ 11.30

Maximum offering price per share (100/96.00 of $11.30)	$ 11.77
Class T: Net Asset Value and redemption price per share ($37,450 ÷ 3,308.8 shares)	$ 11.32

Maximum offering price per share (100/96.00 of $11.32)	$ 11.79
Class B: Net Asset Value and offering price per share ($3,031 ÷ 268.3 shares)A	$ 11.30

Class C: Net Asset Value and offering price per share ($20,418 ÷ 1,810.2 shares)A	$ 11.28

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($928,481 ÷ 81,996.1 shares)	$ 11.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,854 ÷ 3,000.0 shares)	$ 11.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 12,840
Income from Fidelity Central Funds		397
Total income		13,237

Expenses
Management fee	$ 1,804
Transfer agent fees	632
Distribution and service plan fees	242
Fund wide operations fee	201
Independent trustees' compensation	2
Miscellaneous	1
Total expenses before reductions	2,882
Expense reductions	(10)	2,872
Net investment income (loss)		10,365
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46
Fidelity Central Funds	(227)
Swap agreements	(112)
Total net realized gain (loss)		(293)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,877)
Swap agreements	373
Delayed delivery commitments	188
Total change in net unrealized appreciation (depreciation)		(5,316)
Net gain (loss)		(5,609)
Net increase (decrease) in net assets resulting from operations		$ 4,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,365	$ 25,133
Net realized gain (loss)	(293)	17,420
Change in net unrealized appreciation (depreciation)	(5,316)	(321)
Net increase (decrease) in net assets resulting from operations	4,756	42,232
Distributions to shareholders from net investment income	(10,442)	(25,516)
Share transactions - net increase (decrease)	111,376	70,977
Total increase (decrease) in net assets	105,690	87,693

Net Assets
Beginning of period	975,077	887,384
End of period (including distributions in excess of net investment income of $7,686 and distributions in excess of net investment income of $7,609, respectively)	$ 1,080,767	$ 975,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.086	.278	.323	.357	.464	.467
Net realized and unrealized gain (loss)	(.039)	.206	.235	.602	.283	(.461)
Total from investment operations	.047	.484	.558	.959	.747	.006
Distributions from net investment income	(.087)	(.284)	(.328)	(.429)	(.457)	(.486)
Net asset value, end of period	$ 11.30	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return B, C, D	.41%	4.41%	5.22%	9.44%	7.63%	.06%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.80% A	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.80% A	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	1.53% A	2.48%	2.96%	3.36%	4.59%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 60	$ 59	$ 61	$ 47	$ 39
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.087	.281	.326	.360	.466	.470
Net realized and unrealized gain (loss)	(.049)	.216	.235	.602	.282	(.462)
Total from investment operations	.038	.497	.561	.962	.748	.008
Distributions from net investment income	(.088)	(.287)	(.331)	(.432)	(.458)	(.488)
Net asset value, end of period	$ 11.32	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Total Return B, C, D	.34%	4.52%	5.24%	9.44%	7.62%	.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.76% A	.78%	.79%	.81%	.83%	.83%
Net investment income (loss)	1.56% A	2.50%	2.99%	3.39%	4.60%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 31	$ 37	$ 41	$ 40	$ 41
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.046	.200	.248	.286	.398	.400
Net realized and unrealized gain (loss)	(.039)	.207	.235	.602	.283	(.461)
Total from investment operations	.007	.407	.483	.888	.681	(.061)
Distributions from net investment income	(.047)	(.207)	(.253)	(.358)	(.391)	(.419)
Net asset value, end of period	$ 11.30	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return B, C, D	.06%	3.69%	4.51%	8.71%	6.93%	(.58)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.81% A	1.79%	2.27%	2.69%	3.93%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 5	$ 7	$ 19	$ 32
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.045	.197	.244	.282	.390	.389
Net realized and unrealized gain (loss)	(.049)	.217	.226	.603	.284	(.459)
Total from investment operations	(.004)	.414	.470	.885	.674	(.070)
Distributions from net investment income	(.046)	(.204)	(.250)	(.355)	(.384)	(.410)
Net asset value, end of period	$ 11.28	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Total Return B, C, D	(.04)%	3.76%	4.39%	8.69%	6.86%	(.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Net investment income (loss)	.80% A	1.76%	2.24%	2.66%	3.86%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 18	$ 15	$ 18	$ 18	$ 15
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.105	.318	.364	.399	.505	.509
Net realized and unrealized gain (loss)	(.049)	.206	.234	.601	.292	(.462)
Total from investment operations	.056	.524	.598	1.000	.797	.047
Distributions from net investment income	(.106)	(.324)	(.368)	(.470)	(.497)	(.527)
Net asset value, end of period	$ 11.32	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Total Return B, C	.49%	4.77%	5.59%	9.83%	8.14%	.46%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.87% A	2.84%	3.33%	3.74%	4.99%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 928	$ 850	$ 765	$ 829	$ 838	$ 1,049
Portfolio turnover rate F	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) D	.101	.311	.354	.391	.496	.499
Net realized and unrealized gain (loss)	(.048)	.207	.235	.603	.284	(.461)
Total from investment operations	.053	.518	.589	.994	.780	.038
Distributions from net investment income	(.103)	(.318)	(.359)	(.464)	(.490)	(.518)
Net asset value, end of period	$ 11.28	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Total Return B, C	.47%	4.73%	5.53%	9.80%	7.98%	.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.50%	.53%	.50%	.52%	.54%
Expenses net of fee waivers, if any	.52% A	.50%	.53%	.50%	.52%	.54%
Expenses net of all reductions	.52% A	.50%	.53%	.50%	.52%	.54%
Net investment income (loss)	1.80% A	2.79%	3.24%	3.69%	4.92%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 12	$ 7	$ 10	$ 10	$ 7
Portfolio turnover rate F	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,780
Gross unrealized depreciation	(7,255)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,525

Tax cost	$ 1,337,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,480)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Purchased Options	$ -	$ 47
Swap Agreements	(112)	373
Totals (a)	$ (112)	$ 420

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $175,601 and $156,438, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75	$ 3
Class T	-%	.25%	50	-*
Class B	.65%	.25%	15	11
Class C	.75%	.25%	102	13
			$ 242	$ 27

* Amount represents four hundred seventy three dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	3
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58.19
Class T	32.16
Class B	4.25
Class C	17.17
Fidelity Mortgage Securities Fund	497.10
Institutional Class	24.17
	$ 632

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of four hundred seventy three dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 462	$ 1,509
Class T	312	879
Class B	14	80
Class C	82	311
Fidelity Mortgage Securities Fund	9,317	22,468
Institutional Class	255	269
Total	$ 10,442	$ 25,516

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	745	1,763	$ 8,453	$ 19,760
Reinvestment of distributions	34	110	383	1,235
Shares redeemed	(959)	(1,889)	(10,866)	(21,161)
Net increase (decrease)	(180)	(16)	$ (2,030)	$ (166)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class T
Shares sold	1,555	517	$ 17,697	$ 5,786
Reinvestment of distributions	26	71	291	794
Shares redeemed	(1,041)	(1,118)	(11,818)	(12,509)
Net increase (decrease)	540	(530)	$ 6,170	$ (5,929)
Class B
Shares sold	1	11	$ 10	$ 118
Reinvestment of distributions	1	4	8	46
Shares redeemed	(57)	(129)	(641)	(1,440)
Net increase (decrease)	(55)	(114)	$ (623)	$ (1,276)
Class C
Shares sold	389	587	$ 4,412	$ 6,563
Reinvestment of distributions	5	19	59	213
Shares redeemed	(193)	(375)	(2,182)	(4,193)
Net increase (decrease)	201	231	$ 2,289	$ 2,583
Fidelity Mortgage Securities Fund
Shares sold	33,641	15,948	$ 383,102	$ 179,572
Reinvestment of distributions	758	1,817	8,604	20,398
Shares redeemed	(27,113)	(11,555)	(307,788)	(129,715)
Net increase (decrease)	7,286	6,210	$ 83,918	$ 70,255
Institutional Class
Shares sold	3,092	710	$ 35,019	$ 7,943
Reinvestment of distributions	21	20	237	228
Shares redeemed	(1,202)	(238)	(13,604)	(2,661)
Net increase (decrease)	1,911	492	$ 21,652	$ 5,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

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12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOR-USAN-0413
1.784900.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.80%
Actual		$ 1,000.00	$ 1,004.10	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.77%
Actual		$ 1,000.00	$ 1,003.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.51%
Actual		$ 1,000.00	$ 1,000.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 999.60	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,004.90	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,004.70	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.2	0.4
0.01 - 0.99%	5.7	5.1
1 - 1.99%	1.1	0.7
2 - 2.99%	4.2	0.8
3 - 3.99%	23.0	11.7
4 - 4.99%	30.0	36.4
5 - 5.99%	16.9	23.5
6 - 6.99%	6.1	5.8
7% and above	1.6	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	3.8	3.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	2.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Mortgage Securities 95.2%		Mortgage Securities 89.4%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 13.1%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 3.9%
	Short-Term Investments and Net Other Assets (Liabilities)† (11.8)%		Short-Term Investments and Net Other Assets (Liabilities)† (6.4)%
* Foreign investments	3.8%	** Foreign investments	1.1%
* Futures and Swaps	(3.6)%	** Futures and Swaps	(2.6)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 105.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.6%
1.865% 9/1/37 (e)	$ 22	$ 23
2.296% 7/1/35 (e)	8	8
2.332% 3/1/35 (e)	44	46
2.5% 3/1/28 (c)	15,100	15,684
2.5% 3/1/28 (c)	11,100	11,529
2.5% 3/1/28 (c)	11,800	12,256
2.5% 3/1/28 (c)	5,200	5,401
2.524% 10/1/33 (e)	68	73
2.559% 6/1/36 (e)	49	52
2.583% 1/1/35 (e)	330	351
2.611% 5/1/36 (e)	260	276
2.741% 7/1/35 (e)	82	88
2.769% 11/1/36 (e)	63	68
2.777% 4/1/36 (e)	221	236
2.781% 9/1/36 (e)	145	156
2.806% 8/1/35 (e)	418	448
2.861% 5/1/36 (e)	65	69
2.875% 10/1/36 (e)	172	185
3% 4/1/27 to 2/1/43	19,613	20,612
3% 3/1/28 (c)	2,700	2,842
3% 2/1/43	132	137
3% 2/1/43	177	184
3% 2/1/43	200	208
3% 3/1/43 (c)	4,500	4,659
3% 3/1/43 (c)	15,400	15,945
3% 3/1/43 (c)	11,500	11,907
3% 3/1/43 (c)	4,000	4,142
3% 3/1/43 (c)	4,000	4,142
3% 3/1/43 (c)	1,000	1,035
3% 3/1/43 (c)	4,000	4,142
3% 4/1/43 (c)	5,300	5,474
3% 4/1/43 (c)	9,200	9,502
3% 4/1/43 (c)	4,000	4,131
3% 4/1/43 (c)	4,000	4,131
3% 4/1/43 (c)	2,000	2,066
3% 4/1/43 (c)	2,000	2,066
3% 4/1/43 (c)	18,700	19,315
3.155% 9/1/37 (e)	30	32
3.291% 6/1/36 (e)	797	841
3.357% 9/1/41 (e)	296	313
3.476% 3/1/40 (e)	578	605
3.5% 4/1/20 to 3/1/43	76,229	80,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/28 (c)	$ 2,200	$ 2,333
3.5% 7/1/42	24	26
3.5% 2/1/43	105	111
3.5% 2/1/43	605	641
3.5% 2/1/43	1,728	1,834
3.5% 2/1/43	714	756
3.5% 2/1/43	201	213
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	10,000	10,575
3.5% 3/1/43 (c)	12,200	12,902
3.5% 3/1/43 (c)	3,200	3,384
3.5% 3/1/43 (c)	6,600	6,980
3.5% 3/1/43 (c)	2,600	2,750
3.5% 4/1/43 (c)	21,400	22,580
3.5% 4/1/43 (c)	4,600	4,854
4% 10/1/25 to 7/1/42	110,427	118,639
4% 3/1/43	1,200	1,279
4% 3/1/43	1,400	1,493
4.5% 5/1/25 to 10/1/41	49,682	53,927
4.5% 3/1/43 (c)	1,500	1,615
5% 5/1/20 to 6/1/40	23,820	26,014
5.5% 2/1/18 to 9/1/38	58,115	63,747
5.858% 3/1/36 (e)	391	415
6% 9/1/29 to 1/1/42	21,593	24,210
6.022% 8/1/46 (e)	45	48
6.039% 9/1/36 (e)	202	211
6.311% 4/1/37 (e)	175	187
6.499% 12/1/36 (e)	192	209
6.5% 3/1/13 to 5/1/38	3,818	4,260
7% 12/1/15 to 5/1/30	1,773	2,032
7.21% 12/1/36 (e)	44	48
7.5% 8/1/22 to 9/1/32	978	1,146
8% 12/1/29 to 3/1/37	54	65
8.5% 1/1/16 to 7/1/31	162	188
9% 10/1/30	215	261
9.5% 7/1/16 to 8/1/22	29	31
12.5% 8/1/15 to 3/1/16	7	8
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 2	$ 2
13.5% 9/1/14	1	1
		644,119
Freddie Mac - 23.5%
2.104% 3/1/35 (e)	180	188
2.356% 5/1/34 (e)	14	14
2.357% 5/1/37 (e)	112	119
2.362% 8/1/37 (e)	136	143
2.478% 6/1/37 (e)	42	45
2.492% 4/1/35 (e)	76	81
2.528% 11/1/35 (e)	347	371
2.574% 6/1/37 (e)	334	359
2.635% 6/1/37 (e)	29	31
2.696% 4/1/37 (e)	158	169
2.785% 6/1/37 (e)	775	831
2.97% 4/1/37 (e)	9	9
2.971% 6/1/33 (e)	984	1,058
3% 11/1/42 (c)	500	517
3% 1/1/43 (c)	500	516
3% 2/1/43	234	242
3% 2/1/43	2,267	2,343
3% 3/1/43 (c)	14,200	14,633
3.057% 7/1/36 (e)	140	151
3.439% 10/1/35 (e)	70	75
3.5% 1/1/26 to 3/1/43	44,703	47,384
3.5% 2/1/43	620	656
3.5% 2/1/43	1,099	1,163
3.5% 2/1/43	712	751
3.5% 2/1/43	2,006	2,117
4% 6/1/24 to 5/1/42	34,177	36,694
4% 3/1/43 (c)	7,000	7,436
4.5% 7/1/25 to 3/1/42	41,991	45,210
5% 7/1/33 to 9/1/40	25,895	28,203
5.145% 3/1/36 (e)	634	666
5.5% 10/1/17 to 1/1/40 (d)	33,900	36,934
6% 4/1/14 to 6/1/39	5,775	6,340
6.011% 4/1/37 (e)	81	86
6.082% 10/1/36 (e)	40	43
6.404% 12/1/36 (e)	613	659
6.5% 8/1/13 to 9/1/39	8,674	9,725
7% 6/1/21 to 9/1/36	2,641	3,088
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.03% 6/1/36 (e)	$ 32	$ 34
7.5% 7/1/14 to 7/1/34	3,777	4,344
8% 11/1/16 to 1/1/37	58	69
8.5% 6/1/16 to 9/1/20	9	10
9% 9/1/16 to 5/1/21	69	75
10% 1/1/16 to 12/1/18	8	9
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	1	1
13% 12/1/13 to 6/1/15	5	5
		253,597
Ginnie Mae - 22.5%
3% 3/1/43 (c)	1,000	1,048
3% 3/1/43 (c)	15,200	15,916
3.5% 3/15/42 to 11/20/42	26,778	28,711
3.5% 3/1/43 (c)	2,300	2,464
3.5% 3/1/43 (c)	3,200	3,428
3.5% 3/1/43 (c)	5,400	5,784
4% 9/15/25 to 1/20/42	17,206	18,832
4.497% 1/20/62 (j)	775	878
4.5% 8/15/33 to 3/20/41	88,459	97,529
4.564% 11/20/61 (j)	949	1,073
4.751% 12/20/60 (j)	13,571	15,232
4.814% 1/20/61 (j)	313	353
5% 9/20/33 to 9/15/40	33,220	36,986
5% 3/1/43 (c)	1,600	1,748
5.5% 10/15/33 to 9/15/39	4,918	5,456
6% 1/15/36 to 9/20/38	3,994	4,529
6.5% 10/15/34 to 7/15/36	275	313
7% 2/15/24 to 4/20/32	1,572	1,829
7.5% 12/15/16 to 4/15/32	587	682
8% 6/15/21 to 12/15/25	272	317
8.5% 8/15/16 to 10/15/28	284	328
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	6	7
		243,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,122,810)		1,141,160
Asset-Backed Securities - 2.6%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 2,021	$ 2,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4017% 8/25/35 (e)	2,586	2,571
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	747	747
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3117% 5/25/47 (e)	1,217	1,212
Series 2006-25 Class 2A2, 0.3217% 6/25/47 (e)	2,552	2,524
Series 2007-4 Class A1A, 0.3237% 9/25/37 (e)	130	130
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9067% 7/25/35 (e)	293	293
GSAMP Trust:
Series 2004-AR1 Class B4, 3.4154% 6/25/34 (b)(e)	82	23
Series 2004-AR2 Class B1, 3.0517% 8/25/34 (e)	796	39
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5817% 8/25/35 (e)	237	237
Ocala Funding LLC Series 2006-1A Class A, 1.6007% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,783	5,744
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4017% 12/25/36 (e)	3,390	3,329
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6317% 5/25/35 (e)	1,995	1,731
Series 2007-BC3 Class 2A1, 0.2617% 5/25/47 (e)	7,304	7,234
TOTAL ASSET-BACKED SECURITIES (Cost $29,658)		27,850
Collateralized Mortgage Obligations - 11.0%

Private Sponsor - 4.7%
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (e)	24	24
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	184	185
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	2,402	2,435
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (b)(e)	1,306	1,297
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	$ 197	$ 198
CSMC floater Series 2011-1R Class A1, 1.2097% 2/27/47 (b)(e)	2,205	2,195
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (e)	803	836
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (b)(e)	8,843	8,667
Series 2006-4 Class A4, 0.3007% 12/20/54 (e)	8,631	8,459
Series 2007-1:
Class 2A1, 0.3407% 12/20/54 (e)	2,967	2,908
Class 3A1, 0.4007% 12/20/54 (e)	2,636	2,584
Series 2007-2 Class 2A1, 0.2822% 12/17/54 (e)	3,196	3,132
Series 2007-2 Class 3A1, 0.3822% 12/17/54 (e)	1,933	1,895
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (e)	365	361
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (e)	998	989
Series 2004-1 Class 2A1, 0.629% 3/20/44 (e)	5,150	5,090
Series 2004-3 Class 2A1, 0.589% 9/20/44 (e)	3,232	3,195
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.1382% 1/26/37 (b)(e)	1,112	1,107
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (e)	476	348
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (e)	2,343	2,023
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (e)	327	324
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6255% 3/25/35 (e)	369	185
Series 2006-AR10 Class 3A1, 2.621% 7/25/36 (e)	2,731	2,724
TOTAL PRIVATE SPONSOR		51,161
U.S. Government Agency - 6.3%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.8983% 12/25/33 (e)(g)(i)	780	150
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2007-57 Class FA, 0.4317% 6/25/37 (e)	$ 3,278	$ 3,279
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	424	432
Class PZ, 6% 2/25/24	3,414	3,963
Series 1999-17 Class PG, 6% 4/25/29	1,555	1,730
Series 1999-32 Class PL, 6% 7/25/29	1,235	1,380
Series 1999-33 Class PK, 6% 7/25/29	736	824
Series 2001-52 Class YZ, 6.5% 10/25/31	83	96
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,273
Series 2005-73 Class SA, 17.0256% 8/25/35 (e)(i)	320	386
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,237
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,408	1,571
Series 2001-31 Class ZC, 6.5% 7/25/31	560	639
Series 2002-16 Class ZD, 6.5% 4/25/32	220	250
Series 2002-74 Class SV, 7.3483% 11/25/32 (e)(g)	402	89
Series 2002-79 Class Z, 5.5% 11/25/22	724	785
Series 2003-80 Class CG, 6% 4/25/30	70	70
Series 1993-165 Class SH, 19.1811% 9/25/23 (e)(i)	65	87
Series 2003-21 Class SK, 7.8983% 3/25/33 (e)(g)(i)	229	51
Series 2003-35 Class TQ, 7.2983% 5/25/18 (e)(g)(i)	169	26
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	208	7
Series 2003-42 Class SJ, 6.8483% 11/25/22 (e)(g)(i)	111	8
Series 2003-48 Class HI, 5% 11/25/17 (g)	271	5
Series 2005-104 Class NI, 6.4983% 3/25/35 (e)(g)(i)	3,013	482
Series 2007-57 Class SA, 39.4098% 6/25/37 (e)(i)	981	1,807
Series 2007-66:
Class FB, 0.6017% 7/25/37 (e)	1,601	1,609
Class SB, 38.3898% 7/25/37 (e)(i)	295	564
Series 2008-12 Class SG, 6.1483% 3/25/38 (e)(g)(i)	1,951	238
Series 2009-114 Class AI, 5% 12/25/23 (g)	983	72
Series 2009-16 Class SA, 6.0483% 3/25/24 (e)(g)(i)	1,108	90
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	633	53
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	292	25
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	449	35
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,817	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-135 Class LS, 5.8483% 12/25/40 (e)(g)(i)	$ 1,578	$ 213
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,600	237
Series 2010-23:
Class AI, 5% 12/25/18 (g)	827	62
Class HI, 4.5% 10/25/18 (g)	550	46
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,681	138
Series 2010-96 Class DI, 4% 5/25/23 (g)	603	9
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	929	87
Series 2011-67 Class AI, 4% 7/25/26 (g)	537	54
Series 2011-83 Class DI, 6% 9/25/26 (g)	889	135
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	512	44
Series 348 Class 14, 6.5% 8/1/34 (g)	385	70
Series 351:
Class 12, 5.5% 4/1/34 (g)	282	44
Class 13, 6% 3/1/34 (g)	351	63
Series 359 Class 19, 6% 7/1/35 (g)	304	40
Series 384 Class 6, 5% 7/25/37 (g)	1,080	118
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	52	49
Series 3318 Class GY, 0% 5/15/37 (e)	7	7
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,523	1,707
Series 2104 Class PG, 6% 12/15/28	465	519
Series 2121 Class MG, 6% 2/15/29	623	695
Series 2154 Class PT, 6% 5/15/29	975	1,086
Series 2162 Class PH, 6% 6/15/29	164	182
Series 2520 Class BE, 6% 11/15/32	839	936
Series 2585 Class KS, 7.3988% 3/15/23 (e)(g)(i)	99	16
Series 2590 Class YR, 5.5% 9/15/32 (g)	19	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,862
Series 2810 Class PD, 6% 6/15/33	703	726
Series 3002 Class NE, 5% 7/15/35	680	786
Series 3189 Class PD, 6% 7/15/36	610	737
Series 3415 Class PC, 5% 12/15/37	476	517
Series 3741 Class YU, 3.5% 11/15/22	1,948	2,045
Series 3786 Class HI, 4% 3/15/38 (g)	1,427	206
Series 3806 Class UP, 4.5% 2/15/41	2,096	2,322
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3832 Class PE, 5% 3/15/41	$ 960	$ 1,100
Series 70 Class C, 9% 9/15/20	35	38
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	216	241
Series 2135 Class JE, 6% 3/15/29	714	795
Series 2274 Class ZM, 6.5% 1/15/31	318	361
Series 2281 Class ZB, 6% 3/15/30	277	308
Series 2357 Class ZB, 6.5% 9/15/31	657	746
Series 2502 Class ZC, 6% 9/15/32	819	920
Series 2575 Class ID, 5.5% 8/15/22 (g)	5	0*
Series 2817 Class SD, 6.8488% 7/15/30 (e)(g)(i)	130	10
Series 3097 Class IA, 5.5% 3/15/33 (g)	592	27
Series 1658 Class GZ, 7% 1/15/24	892	997
Series 2380 Class SY, 7.9988% 11/15/31 (e)(g)(i)	2,242	519
Series 2587 Class IM, 6.5% 3/15/33 (g)	429	95
Series 2844:
Class SC, 45.4922% 8/15/24 (e)(i)	31	62
Class SD, 83.8344% 8/15/24 (e)(i)	46	109
Series 2947 Class XZ, 6% 3/15/35	705	840
Series 3055 Class CS, 6.3888% 10/15/35 (e)(g)	545	75
Series 3244 Class SG, 6.4588% 11/15/36 (e)(g)(i)	817	145
Series 3274 Class SM, 6.2288% 2/15/37 (e)(g)	776	99
Series 3284 Class CI, 5.9188% 3/15/37 (e)(g)	2,146	379
Series 3287 Class SD, 6.5488% 3/15/37 (e)(g)(i)	1,334	289
Series 3297 Class BI, 6.5588% 4/15/37 (e)(g)(i)	1,904	413
Series 3336 Class LI, 6.3788% 6/15/37 (e)(g)	1,131	175
Series 3772 Class BI, 4.5% 10/15/18 (g)	1,101	86
Series 3949 Class MK, 4.5% 10/15/34	600	672
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	584	665
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4883% 6/16/37 (e)(g)(i)	455	97
Series 2010-H17 Class FA, 0.5337% 7/20/60 (e)(j)	397	395
Series 2010-H18 Class AF, 0.5077% 9/20/60 (e)(j)	420	418
Series 2010-H19 Class FG, 0.5077% 8/20/60 (e)(j)	550	548
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.7077% 12/20/60 (e)(j)	$ 1,446	$ 1,452
Series 2011-H13 Class FA, 0.7077% 4/20/61 (e)(j)	227	228
Series 2011-H14:
Class FB, 0.7077% 5/20/61 (e)(j)	1,622	1,631
Class FC, 0.7077% 5/20/61 (e)(j)	1,606	1,614
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	847	165
Series 2011-79 Class PO, 6/20/40 (h)	2,678	2,316
sequential payer:
Series 2001-33 Class SD, 7.8493% 7/20/31 (e)(g)(i)	68	17
Series 2002-24 Class SK, 7.7483% 4/16/32 (e)(g)(i)	1,897	485
Series 2002-42 Class ZA, 6% 6/20/32	781	884
Series 2004-24 Class ZM, 5% 4/20/34	948	1,099
Series 2001-36 Class SP, 8.5483% 9/16/26 (e)(g)	966	193
Series 2004-73 Class AL, 6.9983% 8/17/34 (e)(g)(i)	233	49
Series 1998-2 Class SA, 8.2983% 1/16/28 (e)(g)	725	174
Series 1999-34 Class SC, 8.3983% 9/16/19 (e)(g)(i)	942	110
Series 1999-40 Class SE, 8.7483% 11/16/29 (e)(g)(i)	1,280	161
Series 2000-8 Class SA, 8.2483% 1/16/30 (e)(g)(i)	1,112	133
Series 2001-3 Class S, 7.8983% 2/16/31 (e)(g)	431	99
Series 2001-36 Class SB, 7.8983% 12/16/23 (e)(g)(i)	1,264	261
Series 2001-38 Class SB, 7.3783% 8/16/31 (e)(g)(i)	692	158
Series 2001-41 Class SG, 8.5483% 9/16/31 (e)(g)	492	93
Series 2001-46 Class SB, 7.9483% 5/16/23 (e)(g)	704	100
Series 2001-49:
Class SC, 7.3983% 12/16/25 (e)(g)(i)	1,629	317
Class SL, 7.3983% 5/16/30 (e)(g)(i)	1,749	373
Class SV, 8.0483% 12/16/28 (e)(g)(i)	1,802	221
Series 2001-50:
Class SD, 7.9993% 11/20/31 (e)(g)(i)	1,029	251
Class ST, 7.4983% 8/16/27 (e)(g)(i)	413	93
Series 2002-5 Class SP, 7.2483% 1/16/32 (e)(g)(i)	712	150
Series 2004-32 Class GS, 6.2983% 5/16/34 (e)(g)(i)	638	133
Series 2008-60 Class SH, 5.9483% 7/16/38 (e)(g)(i)	636	106
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-52 Class HI, 7% 4/16/41 (g)	$ 2,548	$ 765
Series 2012-76 Class GS, 6.4983% 6/16/42 (e)(g)(i)	1,496	238
Series 2012-97 Class JS, 6.0483% 8/16/42 (e)(g)(i)	4,842	836
TOTAL U.S. GOVERNMENT AGENCY		67,765
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,365)		118,926
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (e)(g)	1,492	49
Banc of America Commercial Mortgage Trust sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	234	235
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (b)(e)	2,910	2,936
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5117% 7/25/37 (b)(e)	60	20
Class M2, 0.5417% 7/25/37 (b)(e)	62	17
Class M3, 0.5717% 7/25/37 (b)(e)	101	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (b)(e)(g)	6,264	98
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,793
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4607% 12/20/54 (e)	2,909	2,851
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	740	741
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4	4
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (b)(e)	5,000	5,012
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,282
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8124% 6/15/49 (e)	4,140	4,757
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	$ 2,260	$ 2,286
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	249	249
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (e)(g)	7,984	36
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (b)(e)	1,210	1,199
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	199
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3212% 9/15/21 (b)(e)	1,484	1,461
sequential payer Series 2007-C33 Class A4, 5.9245% 2/15/51 (e)	1,470	1,697
Series 2007-C31A Class A2, 5.421% 4/15/47	593	596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,088)		31,540
Fixed-Income Funds - 0.8%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $9,116)	82,889	9,042
Cash Equivalents - 2.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $29,970)	$ 29,970	29,970
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023 (Cost $156)	5/13/13	$ 11,585	$ 203
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $1,337,163)		1,358,691
NET OTHER ASSETS (LIABILITIES) - (25.7)%		(277,924)
NET ASSETS - 100%		$ 1,080,767
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (400)	(414)
3% 3/1/43	(200)	(207)
3% 3/1/43	(1,300)	(1,346)
3% 3/1/43	(1,000)	(1,035)
3% 3/1/43	(1,500)	(1,553)
3% 3/1/43	(5,300)	(5,488)
3% 3/1/43	(9,200)	(9,526)
3% 3/1/43	(4,000)	(4,142)
3% 3/1/43	(4,000)	(4,142)
3% 3/1/43	(2,000)	(2,071)
3% 3/1/43	(2,000)	(2,071)
3% 3/1/43	(4,000)	(4,142)
3.5% 3/1/43	(3,200)	(3,384)
3.5% 3/1/43	(5,400)	(5,711)
3.5% 3/1/43	(1,200)	(1,269)
3.5% 3/1/43	(3,200)	(3,384)
3.5% 3/1/43	(6,600)	(6,980)
3.5% 3/1/43	(21,400)	(22,631)
3.5% 3/1/43	(2,600)	(2,750)
4% 3/1/43	(1,000)	(1,066)
5% 3/1/43	(900)	(975)
TOTAL FANNIE MAE		(84,287)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3.5% 3/1/43	$ (4,400)	$ (4,633)
3.5% 3/1/43	(1,900)	(2,001)
4% 3/1/43	(2,500)	(2,656)
TOTAL FREDDIE MAC		(9,290)
Ginnie Mae
3.5% 3/1/43	(2,000)	(2,142)
3.5% 3/1/43	(22,000)	(23,564)
3.5% 3/1/43	(2,425)	(2,597)
4% 3/1/43	(2,000)	(2,171)
TOTAL GINNIE MAE		(30,474)
TOTAL TBA SALE COMMITMENTS (Proceeds $123,668)		$ (124,051)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Jun. 2014	$ 900	3-month LIBOR	0.54%	$ (3)	$ 0	$ (3)
JPMorgan Chase, Inc.	Feb. 2017	18,000	3-month LIBOR	1%	(238)	0	(238)
JPMorgan Chase, Inc.	Jun. 2017	1,700	3-month LIBOR	1%	(21)	0	(21)
JPMorgan Chase, Inc.	Jun. 2017	1,000	3-month LIBOR	0.98%	(11)	0	(11)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	(53)	0	(53)
JPMorgan Chase, Inc.	Jun. 2022	1,500	3-month LIBOR	1.78%	6	0	6
Credit Suisse	Aug. 2041	2,900	3-month LIBOR	3.75%	(497)	0	(497)
JPMorgan Chase, Inc.	Jun. 2042	300	3-month LIBOR	2.45%	30	0	30
TOTAL INTEREST RATE SWAPS					$ (787)	$ 0	$ (787)

Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,678,000 or 2.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open options and swap agreements. At the period end, the value of securities pledged amounted to $416,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,970,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 74
Credit Agricole CIB New York Branch	13,214
Credit Suisse Securities (USA) LLC	3,303
Mizuho Securities USA, Inc.	8,259
Morgan Stanley & Co., Inc.	826
RBS Securities, Inc.	4,294
$ 29,970
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 397
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,344	$ 112,001	$ 9,042	0.1%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,141,160	$ -	$ 1,141,160	$ -
Asset-Backed Securities	27,850	-	27,850	-
Collateralized Mortgage Obligations	118,926	-	118,926	-
Commercial Mortgage Securities	31,540	-	31,540	-
Fixed-Income Funds	9,042	9,042	-	-
Cash Equivalents	29,970	-	29,970	-
Purchased Swaptions	203	-	203	-
Total Investments in Securities:	$ 1,358,691	$ 9,042	$ 1,349,649	$ -
Other Derivative Instruments:
Assets
Swap Agreements	$ 36	$ -	$ 36	$ -
Liabilities
Swap Agreements	$ (823)	$ -	$ (823)	$ -
Total Other Derivative Instruments:	$ (787)	$ -	$ (787)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (124,051)	$ -	$ (124,051)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Purchased Swaptions (a)	$ 203	$ -
Swap Agreements (b)	36	(823)
Total Value of Derivatives	$ 239	$ (823)
(a) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $29,970) - See accompanying schedule: Unaffiliated issuers (cost $1,328,047)	$ 1,349,649
Fidelity Central Funds (cost $9,116)	9,042
Total Investments (cost $1,337,163)		$ 1,358,691
Receivable for investments sold		12,218
Receivable for TBA sale commitments		123,668
Receivable for fund shares sold		5,997
Interest receivable		3,792
Swap agreements, at value		36
Other receivables		115
Total assets		1,504,517

Liabilities
Payable for investments purchased Regular delivery	$ 3,957
Delayed delivery	291,924
TBA sale commitments, at value	124,051
Payable for fund shares redeemed	2,325
Distributions payable	102
Swap agreements, at value	823
Accrued management fee	282
Distribution and service plan fees payable	39
Other affiliated payables	133
Other payables and accrued expenses	114
Total liabilities		423,750

Net Assets		$ 1,080,767
Net Assets consist of:
Paid in capital		$ 1,144,887
Distributions in excess of net investment income		(7,686)
Accumulated undistributed net realized gain (loss) on investments		(76,792)
Net unrealized appreciation (depreciation) on investments		20,358
Net Assets		$ 1,080,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,533 ÷ 5,093.1 shares)	$ 11.30

Maximum offering price per share (100/96.00 of $11.30)	$ 11.77
Class T: Net Asset Value and redemption price per share ($37,450 ÷ 3,308.8 shares)	$ 11.32

Maximum offering price per share (100/96.00 of $11.32)	$ 11.79
Class B: Net Asset Value and offering price per share ($3,031 ÷ 268.3 shares)A	$ 11.30

Class C: Net Asset Value and offering price per share ($20,418 ÷ 1,810.2 shares)A	$ 11.28

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($928,481 ÷ 81,996.1 shares)	$ 11.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,854 ÷ 3,000.0 shares)	$ 11.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 12,840
Income from Fidelity Central Funds		397
Total income		13,237

Expenses
Management fee	$ 1,804
Transfer agent fees	632
Distribution and service plan fees	242
Fund wide operations fee	201
Independent trustees' compensation	2
Miscellaneous	1
Total expenses before reductions	2,882
Expense reductions	(10)	2,872
Net investment income (loss)		10,365
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46
Fidelity Central Funds	(227)
Swap agreements	(112)
Total net realized gain (loss)		(293)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,877)
Swap agreements	373
Delayed delivery commitments	188
Total change in net unrealized appreciation (depreciation)		(5,316)
Net gain (loss)		(5,609)
Net increase (decrease) in net assets resulting from operations		$ 4,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,365	$ 25,133
Net realized gain (loss)	(293)	17,420
Change in net unrealized appreciation (depreciation)	(5,316)	(321)
Net increase (decrease) in net assets resulting from operations	4,756	42,232
Distributions to shareholders from net investment income	(10,442)	(25,516)
Share transactions - net increase (decrease)	111,376	70,977
Total increase (decrease) in net assets	105,690	87,693

Net Assets
Beginning of period	975,077	887,384
End of period (including distributions in excess of net investment income of $7,686 and distributions in excess of net investment income of $7,609, respectively)	$ 1,080,767	$ 975,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.086	.278	.323	.357	.464	.467
Net realized and unrealized gain (loss)	(.039)	.206	.235	.602	.283	(.461)
Total from investment operations	.047	.484	.558	.959	.747	.006
Distributions from net investment income	(.087)	(.284)	(.328)	(.429)	(.457)	(.486)
Net asset value, end of period	$ 11.30	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return B, C, D	.41%	4.41%	5.22%	9.44%	7.63%	.06%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.80% A	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.80% A	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	1.53% A	2.48%	2.96%	3.36%	4.59%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 60	$ 59	$ 61	$ 47	$ 39
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.087	.281	.326	.360	.466	.470
Net realized and unrealized gain (loss)	(.049)	.216	.235	.602	.282	(.462)
Total from investment operations	.038	.497	.561	.962	.748	.008
Distributions from net investment income	(.088)	(.287)	(.331)	(.432)	(.458)	(.488)
Net asset value, end of period	$ 11.32	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Total Return B, C, D	.34%	4.52%	5.24%	9.44%	7.62%	.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.76% A	.78%	.79%	.81%	.83%	.83%
Net investment income (loss)	1.56% A	2.50%	2.99%	3.39%	4.60%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 31	$ 37	$ 41	$ 40	$ 41
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.046	.200	.248	.286	.398	.400
Net realized and unrealized gain (loss)	(.039)	.207	.235	.602	.283	(.461)
Total from investment operations	.007	.407	.483	.888	.681	(.061)
Distributions from net investment income	(.047)	(.207)	(.253)	(.358)	(.391)	(.419)
Net asset value, end of period	$ 11.30	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return B, C, D	.06%	3.69%	4.51%	8.71%	6.93%	(.58)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.81% A	1.79%	2.27%	2.69%	3.93%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 5	$ 7	$ 19	$ 32
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.045	.197	.244	.282	.390	.389
Net realized and unrealized gain (loss)	(.049)	.217	.226	.603	.284	(.459)
Total from investment operations	(.004)	.414	.470	.885	.674	(.070)
Distributions from net investment income	(.046)	(.204)	(.250)	(.355)	(.384)	(.410)
Net asset value, end of period	$ 11.28	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Total Return B, C, D	(.04)%	3.76%	4.39%	8.69%	6.86%	(.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Net investment income (loss)	.80% A	1.76%	2.24%	2.66%	3.86%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 18	$ 15	$ 18	$ 18	$ 15
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.105	.318	.364	.399	.505	.509
Net realized and unrealized gain (loss)	(.049)	.206	.234	.601	.292	(.462)
Total from investment operations	.056	.524	.598	1.000	.797	.047
Distributions from net investment income	(.106)	(.324)	(.368)	(.470)	(.497)	(.527)
Net asset value, end of period	$ 11.32	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Total Return B, C	.49%	4.77%	5.59%	9.83%	8.14%	.46%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.87% A	2.84%	3.33%	3.74%	4.99%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 928	$ 850	$ 765	$ 829	$ 838	$ 1,049
Portfolio turnover rate F	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) D	.101	.311	.354	.391	.496	.499
Net realized and unrealized gain (loss)	(.048)	.207	.235	.603	.284	(.461)
Total from investment operations	.053	.518	.589	.994	.780	.038
Distributions from net investment income	(.103)	(.318)	(.359)	(.464)	(.490)	(.518)
Net asset value, end of period	$ 11.28	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Total Return B, C	.47%	4.73%	5.53%	9.80%	7.98%	.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.50%	.53%	.50%	.52%	.54%
Expenses net of fee waivers, if any	.52% A	.50%	.53%	.50%	.52%	.54%
Expenses net of all reductions	.52% A	.50%	.53%	.50%	.52%	.54%
Net investment income (loss)	1.80% A	2.79%	3.24%	3.69%	4.92%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 12	$ 7	$ 10	$ 10	$ 7
Portfolio turnover rate F	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swap Agreements

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,780
Gross unrealized depreciation	(7,255)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,525

Tax cost	$ 1,337,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,480)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Purchased Options	$ -	$ 47
Swap Agreements	(112)	373
Totals (a)	$ (112)	$ 420

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $175,601 and $156,438, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75	$ 3
Class T	-%	.25%	50	-*
Class B	.65%	.25%	15	11
Class C	.75%	.25%	102	13
			$ 242	$ 27

* Amount represents four hundred seventy three dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	3
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58.19
Class T	32.16
Class B	4.25
Class C	17.17
Fidelity Mortgage Securities Fund	497.10
Institutional Class	24.17
	$ 632

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of four hundred seventy three dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 462	$ 1,509
Class T	312	879
Class B	14	80
Class C	82	311
Fidelity Mortgage Securities Fund	9,317	22,468
Institutional Class	255	269
Total	$ 10,442	$ 25,516

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	745	1,763	$ 8,453	$ 19,760
Reinvestment of distributions	34	110	383	1,235
Shares redeemed	(959)	(1,889)	(10,866)	(21,161)
Net increase (decrease)	(180)	(16)	$ (2,030)	$ (166)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class T
Shares sold	1,555	517	$ 17,697	$ 5,786
Reinvestment of distributions	26	71	291	794
Shares redeemed	(1,041)	(1,118)	(11,818)	(12,509)
Net increase (decrease)	540	(530)	$ 6,170	$ (5,929)
Class B
Shares sold	1	11	$ 10	$ 118
Reinvestment of distributions	1	4	8	46
Shares redeemed	(57)	(129)	(641)	(1,440)
Net increase (decrease)	(55)	(114)	$ (623)	$ (1,276)
Class C
Shares sold	389	587	$ 4,412	$ 6,563
Reinvestment of distributions	5	19	59	213
Shares redeemed	(193)	(375)	(2,182)	(4,193)
Net increase (decrease)	201	231	$ 2,289	$ 2,583
Fidelity Mortgage Securities Fund
Shares sold	33,641	15,948	$ 383,102	$ 179,572
Reinvestment of distributions	758	1,817	8,604	20,398
Shares redeemed	(27,113)	(11,555)	(307,788)	(129,715)
Net increase (decrease)	7,286	6,210	$ 83,918	$ 70,255
Institutional Class
Shares sold	3,092	710	$ 35,019	$ 7,943
Reinvestment of distributions	21	20	237	228
Shares redeemed	(1,202)	(238)	(13,604)	(2,661)
Net increase (decrease)	1,911	492	$ 21,652	$ 5,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-USAN-0413
1.784898.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.80%
Actual		$ 1,000.00	$ 1,004.10	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.77%
Actual		$ 1,000.00	$ 1,003.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.51%
Actual		$ 1,000.00	$ 1,000.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 999.60	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,004.90	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,004.70	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.2	0.4
0.01 - 0.99%	5.7	5.1
1 - 1.99%	1.1	0.7
2 - 2.99%	4.2	0.8
3 - 3.99%	23.0	11.7
4 - 4.99%	30.0	36.4
5 - 5.99%	16.9	23.5
6 - 6.99%	6.1	5.8
7% and above	1.6	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	3.8	3.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	2.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Mortgage Securities 95.2%		Mortgage Securities 89.4%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 13.1%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 3.9%
	Short-Term Investments and Net Other Assets (Liabilities)† (11.8)%		Short-Term Investments and Net Other Assets (Liabilities)† (6.4)%
* Foreign investments	3.8%	** Foreign investments	1.1%
* Futures and Swaps	(3.6)%	** Futures and Swaps	(2.6)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 105.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.6%
1.865% 9/1/37 (e)	$ 22	$ 23
2.296% 7/1/35 (e)	8	8
2.332% 3/1/35 (e)	44	46
2.5% 3/1/28 (c)	15,100	15,684
2.5% 3/1/28 (c)	11,100	11,529
2.5% 3/1/28 (c)	11,800	12,256
2.5% 3/1/28 (c)	5,200	5,401
2.524% 10/1/33 (e)	68	73
2.559% 6/1/36 (e)	49	52
2.583% 1/1/35 (e)	330	351
2.611% 5/1/36 (e)	260	276
2.741% 7/1/35 (e)	82	88
2.769% 11/1/36 (e)	63	68
2.777% 4/1/36 (e)	221	236
2.781% 9/1/36 (e)	145	156
2.806% 8/1/35 (e)	418	448
2.861% 5/1/36 (e)	65	69
2.875% 10/1/36 (e)	172	185
3% 4/1/27 to 2/1/43	19,613	20,612
3% 3/1/28 (c)	2,700	2,842
3% 2/1/43	132	137
3% 2/1/43	177	184
3% 2/1/43	200	208
3% 3/1/43 (c)	4,500	4,659
3% 3/1/43 (c)	15,400	15,945
3% 3/1/43 (c)	11,500	11,907
3% 3/1/43 (c)	4,000	4,142
3% 3/1/43 (c)	4,000	4,142
3% 3/1/43 (c)	1,000	1,035
3% 3/1/43 (c)	4,000	4,142
3% 4/1/43 (c)	5,300	5,474
3% 4/1/43 (c)	9,200	9,502
3% 4/1/43 (c)	4,000	4,131
3% 4/1/43 (c)	4,000	4,131
3% 4/1/43 (c)	2,000	2,066
3% 4/1/43 (c)	2,000	2,066
3% 4/1/43 (c)	18,700	19,315
3.155% 9/1/37 (e)	30	32
3.291% 6/1/36 (e)	797	841
3.357% 9/1/41 (e)	296	313
3.476% 3/1/40 (e)	578	605
3.5% 4/1/20 to 3/1/43	76,229	80,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/28 (c)	$ 2,200	$ 2,333
3.5% 7/1/42	24	26
3.5% 2/1/43	105	111
3.5% 2/1/43	605	641
3.5% 2/1/43	1,728	1,834
3.5% 2/1/43	714	756
3.5% 2/1/43	201	213
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	8,800	9,306
3.5% 3/1/43 (c)	10,000	10,575
3.5% 3/1/43 (c)	12,200	12,902
3.5% 3/1/43 (c)	3,200	3,384
3.5% 3/1/43 (c)	6,600	6,980
3.5% 3/1/43 (c)	2,600	2,750
3.5% 4/1/43 (c)	21,400	22,580
3.5% 4/1/43 (c)	4,600	4,854
4% 10/1/25 to 7/1/42	110,427	118,639
4% 3/1/43	1,200	1,279
4% 3/1/43	1,400	1,493
4.5% 5/1/25 to 10/1/41	49,682	53,927
4.5% 3/1/43 (c)	1,500	1,615
5% 5/1/20 to 6/1/40	23,820	26,014
5.5% 2/1/18 to 9/1/38	58,115	63,747
5.858% 3/1/36 (e)	391	415
6% 9/1/29 to 1/1/42	21,593	24,210
6.022% 8/1/46 (e)	45	48
6.039% 9/1/36 (e)	202	211
6.311% 4/1/37 (e)	175	187
6.499% 12/1/36 (e)	192	209
6.5% 3/1/13 to 5/1/38	3,818	4,260
7% 12/1/15 to 5/1/30	1,773	2,032
7.21% 12/1/36 (e)	44	48
7.5% 8/1/22 to 9/1/32	978	1,146
8% 12/1/29 to 3/1/37	54	65
8.5% 1/1/16 to 7/1/31	162	188
9% 10/1/30	215	261
9.5% 7/1/16 to 8/1/22	29	31
12.5% 8/1/15 to 3/1/16	7	8
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 2	$ 2
13.5% 9/1/14	1	1
		644,119
Freddie Mac - 23.5%
2.104% 3/1/35 (e)	180	188
2.356% 5/1/34 (e)	14	14
2.357% 5/1/37 (e)	112	119
2.362% 8/1/37 (e)	136	143
2.478% 6/1/37 (e)	42	45
2.492% 4/1/35 (e)	76	81
2.528% 11/1/35 (e)	347	371
2.574% 6/1/37 (e)	334	359
2.635% 6/1/37 (e)	29	31
2.696% 4/1/37 (e)	158	169
2.785% 6/1/37 (e)	775	831
2.97% 4/1/37 (e)	9	9
2.971% 6/1/33 (e)	984	1,058
3% 11/1/42 (c)	500	517
3% 1/1/43 (c)	500	516
3% 2/1/43	234	242
3% 2/1/43	2,267	2,343
3% 3/1/43 (c)	14,200	14,633
3.057% 7/1/36 (e)	140	151
3.439% 10/1/35 (e)	70	75
3.5% 1/1/26 to 3/1/43	44,703	47,384
3.5% 2/1/43	620	656
3.5% 2/1/43	1,099	1,163
3.5% 2/1/43	712	751
3.5% 2/1/43	2,006	2,117
4% 6/1/24 to 5/1/42	34,177	36,694
4% 3/1/43 (c)	7,000	7,436
4.5% 7/1/25 to 3/1/42	41,991	45,210
5% 7/1/33 to 9/1/40	25,895	28,203
5.145% 3/1/36 (e)	634	666
5.5% 10/1/17 to 1/1/40 (d)	33,900	36,934
6% 4/1/14 to 6/1/39	5,775	6,340
6.011% 4/1/37 (e)	81	86
6.082% 10/1/36 (e)	40	43
6.404% 12/1/36 (e)	613	659
6.5% 8/1/13 to 9/1/39	8,674	9,725
7% 6/1/21 to 9/1/36	2,641	3,088
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.03% 6/1/36 (e)	$ 32	$ 34
7.5% 7/1/14 to 7/1/34	3,777	4,344
8% 11/1/16 to 1/1/37	58	69
8.5% 6/1/16 to 9/1/20	9	10
9% 9/1/16 to 5/1/21	69	75
10% 1/1/16 to 12/1/18	8	9
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	1	1
13% 12/1/13 to 6/1/15	5	5
		253,597
Ginnie Mae - 22.5%
3% 3/1/43 (c)	1,000	1,048
3% 3/1/43 (c)	15,200	15,916
3.5% 3/15/42 to 11/20/42	26,778	28,711
3.5% 3/1/43 (c)	2,300	2,464
3.5% 3/1/43 (c)	3,200	3,428
3.5% 3/1/43 (c)	5,400	5,784
4% 9/15/25 to 1/20/42	17,206	18,832
4.497% 1/20/62 (j)	775	878
4.5% 8/15/33 to 3/20/41	88,459	97,529
4.564% 11/20/61 (j)	949	1,073
4.751% 12/20/60 (j)	13,571	15,232
4.814% 1/20/61 (j)	313	353
5% 9/20/33 to 9/15/40	33,220	36,986
5% 3/1/43 (c)	1,600	1,748
5.5% 10/15/33 to 9/15/39	4,918	5,456
6% 1/15/36 to 9/20/38	3,994	4,529
6.5% 10/15/34 to 7/15/36	275	313
7% 2/15/24 to 4/20/32	1,572	1,829
7.5% 12/15/16 to 4/15/32	587	682
8% 6/15/21 to 12/15/25	272	317
8.5% 8/15/16 to 10/15/28	284	328
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	6	7
		243,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,122,810)		1,141,160
Asset-Backed Securities - 2.6%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 2,021	$ 2,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4017% 8/25/35 (e)	2,586	2,571
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	747	747
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3117% 5/25/47 (e)	1,217	1,212
Series 2006-25 Class 2A2, 0.3217% 6/25/47 (e)	2,552	2,524
Series 2007-4 Class A1A, 0.3237% 9/25/37 (e)	130	130
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9067% 7/25/35 (e)	293	293
GSAMP Trust:
Series 2004-AR1 Class B4, 3.4154% 6/25/34 (b)(e)	82	23
Series 2004-AR2 Class B1, 3.0517% 8/25/34 (e)	796	39
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5817% 8/25/35 (e)	237	237
Ocala Funding LLC Series 2006-1A Class A, 1.6007% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,783	5,744
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4017% 12/25/36 (e)	3,390	3,329
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6317% 5/25/35 (e)	1,995	1,731
Series 2007-BC3 Class 2A1, 0.2617% 5/25/47 (e)	7,304	7,234
TOTAL ASSET-BACKED SECURITIES (Cost $29,658)		27,850
Collateralized Mortgage Obligations - 11.0%

Private Sponsor - 4.7%
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (e)	24	24
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	184	185
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	2,402	2,435
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (b)(e)	1,306	1,297
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	$ 197	$ 198
CSMC floater Series 2011-1R Class A1, 1.2097% 2/27/47 (b)(e)	2,205	2,195
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (e)	803	836
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (b)(e)	8,843	8,667
Series 2006-4 Class A4, 0.3007% 12/20/54 (e)	8,631	8,459
Series 2007-1:
Class 2A1, 0.3407% 12/20/54 (e)	2,967	2,908
Class 3A1, 0.4007% 12/20/54 (e)	2,636	2,584
Series 2007-2 Class 2A1, 0.2822% 12/17/54 (e)	3,196	3,132
Series 2007-2 Class 3A1, 0.3822% 12/17/54 (e)	1,933	1,895
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (e)	365	361
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (e)	998	989
Series 2004-1 Class 2A1, 0.629% 3/20/44 (e)	5,150	5,090
Series 2004-3 Class 2A1, 0.589% 9/20/44 (e)	3,232	3,195
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.1382% 1/26/37 (b)(e)	1,112	1,107
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (e)	476	348
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (e)	2,343	2,023
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (e)	327	324
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6255% 3/25/35 (e)	369	185
Series 2006-AR10 Class 3A1, 2.621% 7/25/36 (e)	2,731	2,724
TOTAL PRIVATE SPONSOR		51,161
U.S. Government Agency - 6.3%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.8983% 12/25/33 (e)(g)(i)	780	150
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2007-57 Class FA, 0.4317% 6/25/37 (e)	$ 3,278	$ 3,279
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	424	432
Class PZ, 6% 2/25/24	3,414	3,963
Series 1999-17 Class PG, 6% 4/25/29	1,555	1,730
Series 1999-32 Class PL, 6% 7/25/29	1,235	1,380
Series 1999-33 Class PK, 6% 7/25/29	736	824
Series 2001-52 Class YZ, 6.5% 10/25/31	83	96
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,273
Series 2005-73 Class SA, 17.0256% 8/25/35 (e)(i)	320	386
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,237
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,408	1,571
Series 2001-31 Class ZC, 6.5% 7/25/31	560	639
Series 2002-16 Class ZD, 6.5% 4/25/32	220	250
Series 2002-74 Class SV, 7.3483% 11/25/32 (e)(g)	402	89
Series 2002-79 Class Z, 5.5% 11/25/22	724	785
Series 2003-80 Class CG, 6% 4/25/30	70	70
Series 1993-165 Class SH, 19.1811% 9/25/23 (e)(i)	65	87
Series 2003-21 Class SK, 7.8983% 3/25/33 (e)(g)(i)	229	51
Series 2003-35 Class TQ, 7.2983% 5/25/18 (e)(g)(i)	169	26
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	208	7
Series 2003-42 Class SJ, 6.8483% 11/25/22 (e)(g)(i)	111	8
Series 2003-48 Class HI, 5% 11/25/17 (g)	271	5
Series 2005-104 Class NI, 6.4983% 3/25/35 (e)(g)(i)	3,013	482
Series 2007-57 Class SA, 39.4098% 6/25/37 (e)(i)	981	1,807
Series 2007-66:
Class FB, 0.6017% 7/25/37 (e)	1,601	1,609
Class SB, 38.3898% 7/25/37 (e)(i)	295	564
Series 2008-12 Class SG, 6.1483% 3/25/38 (e)(g)(i)	1,951	238
Series 2009-114 Class AI, 5% 12/25/23 (g)	983	72
Series 2009-16 Class SA, 6.0483% 3/25/24 (e)(g)(i)	1,108	90
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	633	53
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	292	25
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	449	35
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,817	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-135 Class LS, 5.8483% 12/25/40 (e)(g)(i)	$ 1,578	$ 213
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,600	237
Series 2010-23:
Class AI, 5% 12/25/18 (g)	827	62
Class HI, 4.5% 10/25/18 (g)	550	46
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,681	138
Series 2010-96 Class DI, 4% 5/25/23 (g)	603	9
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	929	87
Series 2011-67 Class AI, 4% 7/25/26 (g)	537	54
Series 2011-83 Class DI, 6% 9/25/26 (g)	889	135
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	512	44
Series 348 Class 14, 6.5% 8/1/34 (g)	385	70
Series 351:
Class 12, 5.5% 4/1/34 (g)	282	44
Class 13, 6% 3/1/34 (g)	351	63
Series 359 Class 19, 6% 7/1/35 (g)	304	40
Series 384 Class 6, 5% 7/25/37 (g)	1,080	118
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	52	49
Series 3318 Class GY, 0% 5/15/37 (e)	7	7
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,523	1,707
Series 2104 Class PG, 6% 12/15/28	465	519
Series 2121 Class MG, 6% 2/15/29	623	695
Series 2154 Class PT, 6% 5/15/29	975	1,086
Series 2162 Class PH, 6% 6/15/29	164	182
Series 2520 Class BE, 6% 11/15/32	839	936
Series 2585 Class KS, 7.3988% 3/15/23 (e)(g)(i)	99	16
Series 2590 Class YR, 5.5% 9/15/32 (g)	19	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,862
Series 2810 Class PD, 6% 6/15/33	703	726
Series 3002 Class NE, 5% 7/15/35	680	786
Series 3189 Class PD, 6% 7/15/36	610	737
Series 3415 Class PC, 5% 12/15/37	476	517
Series 3741 Class YU, 3.5% 11/15/22	1,948	2,045
Series 3786 Class HI, 4% 3/15/38 (g)	1,427	206
Series 3806 Class UP, 4.5% 2/15/41	2,096	2,322
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3832 Class PE, 5% 3/15/41	$ 960	$ 1,100
Series 70 Class C, 9% 9/15/20	35	38
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	216	241
Series 2135 Class JE, 6% 3/15/29	714	795
Series 2274 Class ZM, 6.5% 1/15/31	318	361
Series 2281 Class ZB, 6% 3/15/30	277	308
Series 2357 Class ZB, 6.5% 9/15/31	657	746
Series 2502 Class ZC, 6% 9/15/32	819	920
Series 2575 Class ID, 5.5% 8/15/22 (g)	5	0*
Series 2817 Class SD, 6.8488% 7/15/30 (e)(g)(i)	130	10
Series 3097 Class IA, 5.5% 3/15/33 (g)	592	27
Series 1658 Class GZ, 7% 1/15/24	892	997
Series 2380 Class SY, 7.9988% 11/15/31 (e)(g)(i)	2,242	519
Series 2587 Class IM, 6.5% 3/15/33 (g)	429	95
Series 2844:
Class SC, 45.4922% 8/15/24 (e)(i)	31	62
Class SD, 83.8344% 8/15/24 (e)(i)	46	109
Series 2947 Class XZ, 6% 3/15/35	705	840
Series 3055 Class CS, 6.3888% 10/15/35 (e)(g)	545	75
Series 3244 Class SG, 6.4588% 11/15/36 (e)(g)(i)	817	145
Series 3274 Class SM, 6.2288% 2/15/37 (e)(g)	776	99
Series 3284 Class CI, 5.9188% 3/15/37 (e)(g)	2,146	379
Series 3287 Class SD, 6.5488% 3/15/37 (e)(g)(i)	1,334	289
Series 3297 Class BI, 6.5588% 4/15/37 (e)(g)(i)	1,904	413
Series 3336 Class LI, 6.3788% 6/15/37 (e)(g)	1,131	175
Series 3772 Class BI, 4.5% 10/15/18 (g)	1,101	86
Series 3949 Class MK, 4.5% 10/15/34	600	672
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	584	665
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4883% 6/16/37 (e)(g)(i)	455	97
Series 2010-H17 Class FA, 0.5337% 7/20/60 (e)(j)	397	395
Series 2010-H18 Class AF, 0.5077% 9/20/60 (e)(j)	420	418
Series 2010-H19 Class FG, 0.5077% 8/20/60 (e)(j)	550	548
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.7077% 12/20/60 (e)(j)	$ 1,446	$ 1,452
Series 2011-H13 Class FA, 0.7077% 4/20/61 (e)(j)	227	228
Series 2011-H14:
Class FB, 0.7077% 5/20/61 (e)(j)	1,622	1,631
Class FC, 0.7077% 5/20/61 (e)(j)	1,606	1,614
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	847	165
Series 2011-79 Class PO, 6/20/40 (h)	2,678	2,316
sequential payer:
Series 2001-33 Class SD, 7.8493% 7/20/31 (e)(g)(i)	68	17
Series 2002-24 Class SK, 7.7483% 4/16/32 (e)(g)(i)	1,897	485
Series 2002-42 Class ZA, 6% 6/20/32	781	884
Series 2004-24 Class ZM, 5% 4/20/34	948	1,099
Series 2001-36 Class SP, 8.5483% 9/16/26 (e)(g)	966	193
Series 2004-73 Class AL, 6.9983% 8/17/34 (e)(g)(i)	233	49
Series 1998-2 Class SA, 8.2983% 1/16/28 (e)(g)	725	174
Series 1999-34 Class SC, 8.3983% 9/16/19 (e)(g)(i)	942	110
Series 1999-40 Class SE, 8.7483% 11/16/29 (e)(g)(i)	1,280	161
Series 2000-8 Class SA, 8.2483% 1/16/30 (e)(g)(i)	1,112	133
Series 2001-3 Class S, 7.8983% 2/16/31 (e)(g)	431	99
Series 2001-36 Class SB, 7.8983% 12/16/23 (e)(g)(i)	1,264	261
Series 2001-38 Class SB, 7.3783% 8/16/31 (e)(g)(i)	692	158
Series 2001-41 Class SG, 8.5483% 9/16/31 (e)(g)	492	93
Series 2001-46 Class SB, 7.9483% 5/16/23 (e)(g)	704	100
Series 2001-49:
Class SC, 7.3983% 12/16/25 (e)(g)(i)	1,629	317
Class SL, 7.3983% 5/16/30 (e)(g)(i)	1,749	373
Class SV, 8.0483% 12/16/28 (e)(g)(i)	1,802	221
Series 2001-50:
Class SD, 7.9993% 11/20/31 (e)(g)(i)	1,029	251
Class ST, 7.4983% 8/16/27 (e)(g)(i)	413	93
Series 2002-5 Class SP, 7.2483% 1/16/32 (e)(g)(i)	712	150
Series 2004-32 Class GS, 6.2983% 5/16/34 (e)(g)(i)	638	133
Series 2008-60 Class SH, 5.9483% 7/16/38 (e)(g)(i)	636	106
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-52 Class HI, 7% 4/16/41 (g)	$ 2,548	$ 765
Series 2012-76 Class GS, 6.4983% 6/16/42 (e)(g)(i)	1,496	238
Series 2012-97 Class JS, 6.0483% 8/16/42 (e)(g)(i)	4,842	836
TOTAL U.S. GOVERNMENT AGENCY		67,765
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,365)		118,926
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (e)(g)	1,492	49
Banc of America Commercial Mortgage Trust sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	234	235
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (b)(e)	2,910	2,936
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5117% 7/25/37 (b)(e)	60	20
Class M2, 0.5417% 7/25/37 (b)(e)	62	17
Class M3, 0.5717% 7/25/37 (b)(e)	101	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (b)(e)(g)	6,264	98
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,793
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4607% 12/20/54 (e)	2,909	2,851
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	740	741
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4	4
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (b)(e)	5,000	5,012
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,282
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8124% 6/15/49 (e)	4,140	4,757
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	$ 2,260	$ 2,286
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	249	249
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (e)(g)	7,984	36
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (b)(e)	1,210	1,199
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	199
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3212% 9/15/21 (b)(e)	1,484	1,461
sequential payer Series 2007-C33 Class A4, 5.9245% 2/15/51 (e)	1,470	1,697
Series 2007-C31A Class A2, 5.421% 4/15/47	593	596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,088)		31,540
Fixed-Income Funds - 0.8%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $9,116)	82,889	9,042
Cash Equivalents - 2.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $29,970)	$ 29,970	29,970
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023 (Cost $156)	5/13/13	$ 11,585	$ 203
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $1,337,163)		1,358,691
NET OTHER ASSETS (LIABILITIES) - (25.7)%		(277,924)
NET ASSETS - 100%		$ 1,080,767
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (400)	(414)
3% 3/1/43	(200)	(207)
3% 3/1/43	(1,300)	(1,346)
3% 3/1/43	(1,000)	(1,035)
3% 3/1/43	(1,500)	(1,553)
3% 3/1/43	(5,300)	(5,488)
3% 3/1/43	(9,200)	(9,526)
3% 3/1/43	(4,000)	(4,142)
3% 3/1/43	(4,000)	(4,142)
3% 3/1/43	(2,000)	(2,071)
3% 3/1/43	(2,000)	(2,071)
3% 3/1/43	(4,000)	(4,142)
3.5% 3/1/43	(3,200)	(3,384)
3.5% 3/1/43	(5,400)	(5,711)
3.5% 3/1/43	(1,200)	(1,269)
3.5% 3/1/43	(3,200)	(3,384)
3.5% 3/1/43	(6,600)	(6,980)
3.5% 3/1/43	(21,400)	(22,631)
3.5% 3/1/43	(2,600)	(2,750)
4% 3/1/43	(1,000)	(1,066)
5% 3/1/43	(900)	(975)
TOTAL FANNIE MAE		(84,287)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3.5% 3/1/43	$ (4,400)	$ (4,633)
3.5% 3/1/43	(1,900)	(2,001)
4% 3/1/43	(2,500)	(2,656)
TOTAL FREDDIE MAC		(9,290)
Ginnie Mae
3.5% 3/1/43	(2,000)	(2,142)
3.5% 3/1/43	(22,000)	(23,564)
3.5% 3/1/43	(2,425)	(2,597)
4% 3/1/43	(2,000)	(2,171)
TOTAL GINNIE MAE		(30,474)
TOTAL TBA SALE COMMITMENTS (Proceeds $123,668)		$ (124,051)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Jun. 2014	$ 900	3-month LIBOR	0.54%	$ (3)	$ 0	$ (3)
JPMorgan Chase, Inc.	Feb. 2017	18,000	3-month LIBOR	1%	(238)	0	(238)
JPMorgan Chase, Inc.	Jun. 2017	1,700	3-month LIBOR	1%	(21)	0	(21)
JPMorgan Chase, Inc.	Jun. 2017	1,000	3-month LIBOR	0.98%	(11)	0	(11)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	(53)	0	(53)
JPMorgan Chase, Inc.	Jun. 2022	1,500	3-month LIBOR	1.78%	6	0	6
Credit Suisse	Aug. 2041	2,900	3-month LIBOR	3.75%	(497)	0	(497)
JPMorgan Chase, Inc.	Jun. 2042	300	3-month LIBOR	2.45%	30	0	30
TOTAL INTEREST RATE SWAPS					$ (787)	$ 0	$ (787)

Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,678,000 or 2.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open options and swap agreements. At the period end, the value of securities pledged amounted to $416,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,970,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 74
Credit Agricole CIB New York Branch	13,214
Credit Suisse Securities (USA) LLC	3,303
Mizuho Securities USA, Inc.	8,259
Morgan Stanley & Co., Inc.	826
RBS Securities, Inc.	4,294
$ 29,970
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 397
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,344	$ 112,001	$ 9,042	0.1%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,141,160	$ -	$ 1,141,160	$ -
Asset-Backed Securities	27,850	-	27,850	-
Collateralized Mortgage Obligations	118,926	-	118,926	-
Commercial Mortgage Securities	31,540	-	31,540	-
Fixed-Income Funds	9,042	9,042	-	-
Cash Equivalents	29,970	-	29,970	-
Purchased Swaptions	203	-	203	-
Total Investments in Securities:	$ 1,358,691	$ 9,042	$ 1,349,649	$ -
Other Derivative Instruments:
Assets
Swap Agreements	$ 36	$ -	$ 36	$ -
Liabilities
Swap Agreements	$ (823)	$ -	$ (823)	$ -
Total Other Derivative Instruments:	$ (787)	$ -	$ (787)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (124,051)	$ -	$ (124,051)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Purchased Swaptions (a)	$ 203	$ -
Swap Agreements (b)	36	(823)
Total Value of Derivatives	$ 239	$ (823)
(a) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $29,970) - See accompanying schedule: Unaffiliated issuers (cost $1,328,047)	$ 1,349,649
Fidelity Central Funds (cost $9,116)	9,042
Total Investments (cost $1,337,163)		$ 1,358,691
Receivable for investments sold		12,218
Receivable for TBA sale commitments		123,668
Receivable for fund shares sold		5,997
Interest receivable		3,792
Swap agreements, at value		36
Other receivables		115
Total assets		1,504,517

Liabilities
Payable for investments purchased Regular delivery	$ 3,957
Delayed delivery	291,924
TBA sale commitments, at value	124,051
Payable for fund shares redeemed	2,325
Distributions payable	102
Swap agreements, at value	823
Accrued management fee	282
Distribution and service plan fees payable	39
Other affiliated payables	133
Other payables and accrued expenses	114
Total liabilities		423,750

Net Assets		$ 1,080,767
Net Assets consist of:
Paid in capital		$ 1,144,887
Distributions in excess of net investment income		(7,686)
Accumulated undistributed net realized gain (loss) on investments		(76,792)
Net unrealized appreciation (depreciation) on investments		20,358
Net Assets		$ 1,080,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,533 ÷ 5,093.1 shares)	$ 11.30

Maximum offering price per share (100/96.00 of $11.30)	$ 11.77
Class T: Net Asset Value and redemption price per share ($37,450 ÷ 3,308.8 shares)	$ 11.32

Maximum offering price per share (100/96.00 of $11.32)	$ 11.79
Class B: Net Asset Value and offering price per share ($3,031 ÷ 268.3 shares)A	$ 11.30

Class C: Net Asset Value and offering price per share ($20,418 ÷ 1,810.2 shares)A	$ 11.28

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($928,481 ÷ 81,996.1 shares)	$ 11.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,854 ÷ 3,000.0 shares)	$ 11.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 12,840
Income from Fidelity Central Funds		397
Total income		13,237

Expenses
Management fee	$ 1,804
Transfer agent fees	632
Distribution and service plan fees	242
Fund wide operations fee	201
Independent trustees' compensation	2
Miscellaneous	1
Total expenses before reductions	2,882
Expense reductions	(10)	2,872
Net investment income (loss)		10,365
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46
Fidelity Central Funds	(227)
Swap agreements	(112)
Total net realized gain (loss)		(293)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,877)
Swap agreements	373
Delayed delivery commitments	188
Total change in net unrealized appreciation (depreciation)		(5,316)
Net gain (loss)		(5,609)
Net increase (decrease) in net assets resulting from operations		$ 4,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,365	$ 25,133
Net realized gain (loss)	(293)	17,420
Change in net unrealized appreciation (depreciation)	(5,316)	(321)
Net increase (decrease) in net assets resulting from operations	4,756	42,232
Distributions to shareholders from net investment income	(10,442)	(25,516)
Share transactions - net increase (decrease)	111,376	70,977
Total increase (decrease) in net assets	105,690	87,693

Net Assets
Beginning of period	975,077	887,384
End of period (including distributions in excess of net investment income of $7,686 and distributions in excess of net investment income of $7,609, respectively)	$ 1,080,767	$ 975,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.086	.278	.323	.357	.464	.467
Net realized and unrealized gain (loss)	(.039)	.206	.235	.602	.283	(.461)
Total from investment operations	.047	.484	.558	.959	.747	.006
Distributions from net investment income	(.087)	(.284)	(.328)	(.429)	(.457)	(.486)
Net asset value, end of period	$ 11.30	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return B, C, D	.41%	4.41%	5.22%	9.44%	7.63%	.06%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.80% A	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.80% A	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	1.53% A	2.48%	2.96%	3.36%	4.59%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 60	$ 59	$ 61	$ 47	$ 39
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.087	.281	.326	.360	.466	.470
Net realized and unrealized gain (loss)	(.049)	.216	.235	.602	.282	(.462)
Total from investment operations	.038	.497	.561	.962	.748	.008
Distributions from net investment income	(.088)	(.287)	(.331)	(.432)	(.458)	(.488)
Net asset value, end of period	$ 11.32	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Total Return B, C, D	.34%	4.52%	5.24%	9.44%	7.62%	.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.76% A	.78%	.79%	.81%	.83%	.83%
Net investment income (loss)	1.56% A	2.50%	2.99%	3.39%	4.60%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 31	$ 37	$ 41	$ 40	$ 41
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.046	.200	.248	.286	.398	.400
Net realized and unrealized gain (loss)	(.039)	.207	.235	.602	.283	(.461)
Total from investment operations	.007	.407	.483	.888	.681	(.061)
Distributions from net investment income	(.047)	(.207)	(.253)	(.358)	(.391)	(.419)
Net asset value, end of period	$ 11.30	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return B, C, D	.06%	3.69%	4.51%	8.71%	6.93%	(.58)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.81% A	1.79%	2.27%	2.69%	3.93%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 5	$ 7	$ 19	$ 32
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.045	.197	.244	.282	.390	.389
Net realized and unrealized gain (loss)	(.049)	.217	.226	.603	.284	(.459)
Total from investment operations	(.004)	.414	.470	.885	.674	(.070)
Distributions from net investment income	(.046)	(.204)	(.250)	(.355)	(.384)	(.410)
Net asset value, end of period	$ 11.28	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Total Return B, C, D	(.04)%	3.76%	4.39%	8.69%	6.86%	(.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.53%	1.57%	1.60%
Net investment income (loss)	.80% A	1.76%	2.24%	2.66%	3.86%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 18	$ 15	$ 18	$ 18	$ 15
Portfolio turnover rate G	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.105	.318	.364	.399	.505	.509
Net realized and unrealized gain (loss)	(.049)	.206	.234	.601	.292	(.462)
Total from investment operations	.056	.524	.598	1.000	.797	.047
Distributions from net investment income	(.106)	(.324)	(.368)	(.470)	(.497)	(.527)
Net asset value, end of period	$ 11.32	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Total Return B, C	.49%	4.77%	5.59%	9.83%	8.14%	.46%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.87% A	2.84%	3.33%	3.74%	4.99%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 928	$ 850	$ 765	$ 829	$ 838	$ 1,049
Portfolio turnover rate F	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) D	.101	.311	.354	.391	.496	.499
Net realized and unrealized gain (loss)	(.048)	.207	.235	.603	.284	(.461)
Total from investment operations	.053	.518	.589	.994	.780	.038
Distributions from net investment income	(.103)	(.318)	(.359)	(.464)	(.490)	(.518)
Net asset value, end of period	$ 11.28	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Total Return B, C	.47%	4.73%	5.53%	9.80%	7.98%	.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.50%	.53%	.50%	.52%	.54%
Expenses net of fee waivers, if any	.52% A	.50%	.53%	.50%	.52%	.54%
Expenses net of all reductions	.52% A	.50%	.53%	.50%	.52%	.54%
Net investment income (loss)	1.80% A	2.79%	3.24%	3.69%	4.92%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 12	$ 7	$ 10	$ 10	$ 7
Portfolio turnover rate F	513% A	451%	490%	527%	476%	397%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swap Agreements

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,780
Gross unrealized depreciation	(7,255)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,525

Tax cost	$ 1,337,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,480)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Purchased Options	$ -	$ 47
Swap Agreements	(112)	373
Totals (a)	$ (112)	$ 420

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $175,601 and $156,438, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75	$ 3
Class T	-%	.25%	50	-*
Class B	.65%	.25%	15	11
Class C	.75%	.25%	102	13
			$ 242	$ 27

* Amount represents four hundred seventy three dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	3
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58.19
Class T	32.16
Class B	4.25
Class C	17.17
Fidelity Mortgage Securities Fund	497.10
Institutional Class	24.17
	$ 632

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of four hundred seventy three dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 462	$ 1,509
Class T	312	879
Class B	14	80
Class C	82	311
Fidelity Mortgage Securities Fund	9,317	22,468
Institutional Class	255	269
Total	$ 10,442	$ 25,516

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	745	1,763	$ 8,453	$ 19,760
Reinvestment of distributions	34	110	383	1,235
Shares redeemed	(959)	(1,889)	(10,866)	(21,161)
Net increase (decrease)	(180)	(16)	$ (2,030)	$ (166)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class T
Shares sold	1,555	517	$ 17,697	$ 5,786
Reinvestment of distributions	26	71	291	794
Shares redeemed	(1,041)	(1,118)	(11,818)	(12,509)
Net increase (decrease)	540	(530)	$ 6,170	$ (5,929)
Class B
Shares sold	1	11	$ 10	$ 118
Reinvestment of distributions	1	4	8	46
Shares redeemed	(57)	(129)	(641)	(1,440)
Net increase (decrease)	(55)	(114)	$ (623)	$ (1,276)
Class C
Shares sold	389	587	$ 4,412	$ 6,563
Reinvestment of distributions	5	19	59	213
Shares redeemed	(193)	(375)	(2,182)	(4,193)
Net increase (decrease)	201	231	$ 2,289	$ 2,583
Fidelity Mortgage Securities Fund
Shares sold	33,641	15,948	$ 383,102	$ 179,572
Reinvestment of distributions	758	1,817	8,604	20,398
Shares redeemed	(27,113)	(11,555)	(307,788)	(129,715)
Net increase (decrease)	7,286	6,210	$ 83,918	$ 70,255
Institutional Class
Shares sold	3,092	710	$ 35,019	$ 7,943
Reinvestment of distributions	21	20	237	228
Shares redeemed	(1,202)	(238)	(13,604)	(2,661)
Net increase (decrease)	1,911	492	$ 21,652	$ 5,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-USAN-0413
1.784899.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.70%
Actual		$ 1,000.00	$ 1,005.00	$ 3.48
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.71%
Actual		$ 1,000.00	$ 1,006.00	$ 3.53
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.51%
Actual		$ 1,000.00	$ 1,002.40	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.56%
Actual		$ 1,000.00	$ 1,001.20	$ 7.74
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,006.90	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 34.0%	U.S. Government and U.S. Government Agency Obligations† 44.5%
AAA 20.0%	AAA 16.6%
AA 9.3%	AA 7.5%
A 16.2%	A 14.9%
BBB 18.7%	BBB 14.0%
BB and Below 0.9%	BB and Below 0.8%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	2.3	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	1.8	1.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 42.3%		Corporate Bonds 35.3%
	U.S. Government and U.S. Government Agency Obligations† 34.0%		U.S. Government and U.S. Government Agency Obligations† 44.5%
	Asset-Backed Securities 14.8%		Asset-Backed Securities 11.8%
	CMOs and Other Mortgage Related Securities 6.3%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.4%		Municipal Bonds 0.5%
	Other Investments 1.5%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.7%	** Foreign investments	12.6%

† Includes NCUA Guaranteed Notes.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 2,210,000	$ 2,215,180
1.3% 7/31/15 (d)	2,620,000	2,634,373
1.65% 4/10/15 (d)	1,310,000	1,324,947
1.875% 9/15/14 (d)	1,270,000	1,288,783
1.95% 3/28/14 (d)	3,076,000	3,109,525
2.3% 1/9/15 (d)	1,330,000	1,359,348
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,094,484
1.625% 3/22/15 (d)	2,300,000	2,329,923
		15,356,563
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,007,976
Media - 0.8%
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,266,181
3.65% 4/30/15	1,310,000	1,389,865
News America, Inc. 5.3% 12/15/14	2,007,000	2,169,133
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,026,715
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,647,820
Walt Disney Co. 1.1% 12/1/17	976,000	975,143
		9,474,857
TOTAL CONSUMER DISCRETIONARY		25,839,396
CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,501,690
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,636,267
1.5% 7/14/14	1,611,000	1,631,724
Beam, Inc. 1.875% 5/15/17	1,366,000	1,391,267
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,151,956
Heineken NV:
0.8% 10/1/15 (d)	1,492,000	1,494,351
1.4% 10/1/17 (d)	556,000	554,308
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,774,915
		14,136,478
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 1,607,000	$ 1,674,761
Walgreen Co. 1% 3/13/15	1,695,000	1,699,987
		3,374,748
Food Products - 0.8%
General Mills, Inc.:
0.875% 1/29/16	971,000	974,586
1.55% 5/16/14	1,200,000	1,214,470
Kellogg Co. 0.5221% 2/13/15 (f)	1,685,000	1,686,634
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,733,398
Kraft Foods, Inc. 2.625% 5/8/13	2,575,000	2,584,010
		9,193,098
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,487,878
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,238,767
6.75% 6/15/17	1,032,000	1,246,162
		4,972,807
TOTAL CONSUMER STAPLES		31,677,131
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,013,770
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,431,836
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,485,622
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,222,762
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	969,916
5.65% 4/1/13	1,227,000	1,231,080
Gazstream SA 5.625% 7/22/13 (d)	105,224	106,340
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,818,383
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,347,192
3.875% 1/27/16	1,151,000	1,203,239
Phillips 66:
1.95% 3/5/15	2,620,000	2,677,664
2.95% 5/1/17	650,000	687,852
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,498,778
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (d)	$ 1,835,000	$ 1,905,391
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	323,431
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,225,732
Total Capital International SA 0.75% 1/25/16	1,403,000	1,407,168
		22,542,386
TOTAL ENERGY		23,556,156
FINANCIALS - 25.2%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,100,211
2.375% 1/22/18	2,200,000	2,229,027
3.7% 8/1/15	2,000,000	2,112,908
5.125% 1/15/15	5,117,000	5,481,745
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,284,968
JPMorgan Chase & Co.:
0.9081% 2/26/16 (f)	1,000,000	999,721
0.964% 10/15/15 (f)	1,768,000	1,777,662
1.1% 10/15/15	1,080,000	1,083,664
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,003,162
Morgan Stanley:
1.75% 2/25/16	966,000	970,300
2.875% 1/24/14	1,200,000	1,222,399
2.875% 7/28/14	452,000	463,358
4.1% 1/26/15	554,000	580,886
4.2% 11/20/14	400,000	419,195
6% 5/13/14	2,690,000	2,842,032
State Street Corp. 4.3% 5/30/14	1,110,000	1,162,924
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,213,280
UBS AG Stamford Branch:
1.3005% 1/28/14 (f)	924,000	930,061
2.25% 1/28/14	1,453,000	1,474,650
		30,352,153
Commercial Banks - 10.9%
ABN AMRO Bank NV 2.0715% 1/30/14 (d)(f)	1,700,000	1,720,995
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,227,530
Australia & New Zealand Banking Group Ltd. 0.9% 2/12/16	1,670,000	1,675,513
Bank of America NA 5.3% 3/15/17	250,000	280,237
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of England 0.5% 3/6/15 (d)	$ 3,902,000	$ 3,912,535
Bank of Nova Scotia:
1.375% 12/18/17	1,069,000	1,069,290
1.85% 1/12/15	3,131,000	3,204,867
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	2,200,000	2,200,900
Barclays Bank PLC 1.345% 1/13/14 (f)	4,500,000	4,525,403
BB&T Corp. 2.05% 4/28/14	2,710,000	2,754,571
BNP Paribas 0.705% 4/8/13 (f)	965,000	965,312
Commonwealth Bank of Australia:
1.038% 3/17/14 (d)(f)	1,440,000	1,449,135
1.95% 3/16/15	1,310,000	1,343,814
3.5% 3/19/15 (d)	1,300,000	1,373,884
Credit Suisse New York Branch:
1.265% 1/14/14 (f)	1,400,000	1,409,621
2.2% 1/14/14	6,582,000	6,676,919
Danske Bank A/S 1.355% 4/14/14 (d)(f)	1,800,000	1,809,907
Discover Bank 2% 2/21/18	2,500,000	2,508,350
Fifth Third Bancorp 3.625% 1/25/16	673,000	721,462
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,201,687
KeyBank NA:
1.65% 2/1/18	735,000	742,666
5.8% 7/1/14	4,064,000	4,336,373
KeyCorp. 6.5% 5/14/13	1,500,000	1,517,345
Marshall & Ilsley Bank 5% 1/17/17	86,000	94,545
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	1,630,000	1,624,626
National Australia Bank Ltd.:
0.602% 1/22/15 (d)(f)	2,000,000	1,999,286
2% 3/9/15	1,310,000	1,344,322
National Bank of Canada 1.5% 6/26/15	1,794,000	1,821,089
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,842,687
PNC Bank NA 0.8% 1/28/16	3,000,000	3,008,679
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,750,427
3.625% 2/8/15	1,445,000	1,526,014
Rabobank (Netherlands) NV:
1.85% 1/10/14	5,323,000	5,386,557
2.125% 10/13/15	862,000	889,852
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,307,696
Royal Bank of Canada:
0.603% 4/17/14 (f)	1,400,000	1,404,987
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada: - continued
0.8% 10/30/15	$ 2,180,000	$ 2,184,685
1.125% 1/15/14	553,000	556,886
1.45% 10/30/14	2,332,000	2,371,982
1.5% 1/16/18	2,210,000	2,226,688
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,739,000	2,819,420
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	1,970,000	2,004,199
1.9% 1/12/15 (d)	1,600,000	1,629,683
1.95% 1/14/14 (d)	2,400,000	2,420,477
SunTrust Banks, Inc.:
0.5781% 8/24/15 (f)	500,000	491,501
0.608% 4/1/15 (f)	2,270,000	2,226,096
3.5% 1/20/17	424,000	456,317
3.6% 4/15/16	1,025,000	1,098,071
5% 9/1/15	1,059,000	1,153,891
The Toronto Dominion Bank:
0.7485% 11/1/13 (f)	1,400,000	1,403,784
1.375% 7/14/14	3,000,000	3,031,887
U.S. Bancorp 4.2% 5/15/14	1,770,000	1,849,666
Wachovia Bank NA 0.678% 11/3/14 (f)	1,820,000	1,822,967
Wells Fargo & Co.:
0.5005% 10/28/15 (f)	5,000,000	4,977,835
3.625% 4/15/15	2,400,000	2,547,468
Wells Fargo Bank NA 0.5001% 5/16/16 (f)	1,000,000	986,509
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,217,706
1.041% 3/31/14 (d)(f)	1,300,000	1,309,866
1.125% 9/25/15	2,685,000	2,707,165
2% 8/14/17	2,250,000	2,313,918
		120,437,750
Consumer Finance - 4.6%
American Express Credit Corp.:
0.7431% 11/13/15 (f)	2,735,000	2,741,676
0.875% 11/13/15	1,090,000	1,089,622
2.75% 9/15/15	2,530,000	2,646,195
2.8% 9/19/16	970,000	1,026,523
American Honda Finance Corp.:
0.743% 5/8/14 (d)(f)	1,000,000	1,004,891
1.45% 2/27/15 (d)	1,310,000	1,328,278
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
0.9355% 11/6/15 (f)	$ 1,000,000	$ 1,001,092
1% 11/6/15	1,090,000	1,086,053
2.125% 7/15/14	2,639,000	2,684,499
2.15% 3/23/15	1,300,000	1,328,977
7.375% 5/23/14	2,500,000	2,697,045
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	733,963
Ford Motor Credit Co. LLC:
2.75% 5/15/15	2,000,000	2,043,366
3% 6/12/17	2,450,000	2,512,372
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,303,144
1.002% 4/24/14 (f)	1,310,000	1,319,550
1.625% 7/2/15	3,165,000	3,220,751
2.15% 1/9/15	10,668,000	10,961,274
2.25% 11/9/15	3,150,000	3,264,112
HSBC USA, Inc.:
1.625% 1/16/18	963,000	967,306
2.375% 2/13/15	2,353,000	2,426,089
Hyundai Capital America 1.625% 10/2/15 (d)	851,000	857,159
Toyota Motor Credit Corp. 0.703% 1/17/14 (f)	2,000,000	2,006,044
		50,249,981
Diversified Financial Services - 4.7%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	517,954
Bank of America Corp.:
1.25% 1/11/16	2,200,000	2,193,492
1.5% 10/9/15	1,000,000	1,003,095
1.855% 7/11/14 (f)	2,780,000	2,817,171
3.7% 9/1/15	3,960,000	4,180,220
BP Capital Markets PLC:
0.9095% 3/11/14 (f)	2,210,000	2,222,173
1.7% 12/5/14	1,320,000	1,345,979
2.248% 11/1/16	1,320,000	1,374,005
Citigroup, Inc.:
1.238% 4/1/14 (f)	500,000	502,032
1.25% 1/15/16	4,049,000	4,038,104
1.755% 1/13/14 (f)	3,558,000	3,593,552
2.2931% 8/13/13 (f)	650,000	655,227
2.65% 3/2/15	3,350,000	3,439,432
5.125% 5/5/14	1,022,000	1,069,808
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.375% 8/12/14	$ 2,900,000	$ 3,118,730
6.5% 8/19/13	1,733,000	1,779,885
Export Development Canada 1.5% 5/15/14	800,000	811,886
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,118,589
3.7% 1/20/15	7,280,000	7,666,757
MassMutual Global Funding II 0.685% 1/14/14 (d)(f)	4,242,000	4,256,512
MetLife Institutional Funding II 0.675% 1/6/15 (d)(f)	1,000,000	1,001,117
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	270,000	277,933
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,871,682
		51,855,335
Insurance - 1.8%
American International Group, Inc.:
3% 3/20/15	1,050,000	1,091,725
3.8% 3/22/17	818,000	888,283
4.25% 9/15/14	2,270,000	2,384,483
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,358,336
Berkshire Hathaway, Inc.:
0.9901% 8/15/14 (f)	1,400,000	1,413,772
1.55% 2/9/18	1,110,000	1,124,884
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	470,500
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	2,559,000	2,553,150
2% 1/9/15 (d)	4,359,000	4,471,732
2.5% 9/29/15 (d)	1,000,000	1,040,736
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,221,202
Principal Life Global Funding II 0.93% 7/9/14 (d)(f)	2,000,000	2,013,096
		20,031,899
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	403,281
Equity One, Inc. 5.375% 10/15/15	144,000	157,310
Health Care REIT, Inc. 2.25% 3/15/18	341,000	344,074
		904,665
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	780,269
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 484,000	$ 511,441
5.3% 5/30/13	1,511,000	1,527,662
Tanger Properties LP 6.15% 11/15/15	404,000	458,150
Ventas Realty LP 2% 2/15/18	696,000	697,941
		3,975,463
TOTAL FINANCIALS		277,807,246
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,326,832
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	135,486
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	2,013,813
McKesson Corp. 0.95% 12/4/15	213,000	213,646
WellPoint, Inc.:
1.25% 9/10/15	357,000	359,761
1.875% 1/15/18	647,000	653,774
		3,376,480
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15 (d)	1,100,000	1,109,031
1.75% 11/6/17 (d)	1,865,000	1,888,555
Sanofi SA:
1.2% 9/30/14	920,000	930,396
2.625% 3/29/16	1,263,000	1,330,478
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,224,357
Zoetis, Inc.:
1.15% 2/1/16 (d)	978,000	980,901
1.875% 2/1/18 (d)	174,000	174,617
		7,638,335
TOTAL HEALTH CARE		12,341,647
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,567,268
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (h)	$ 753,174	$ 738,111
Industrial Conglomerates - 0.2%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,335,121
General Electric Co. 0.85% 10/9/15	1,143,000	1,146,576
		2,481,697
TOTAL INDUSTRIALS		4,787,076
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,218,668
2.625% 12/9/14	1,330,000	1,360,852
		2,579,520
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	687,126
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,683,819
The Western Union Co. 2.375% 12/10/15	490,000	497,982
		2,181,801
Office Electronics - 0.5%
Xerox Corp. 1.1101% 5/16/14 (f)	5,738,000	5,727,471
TOTAL INFORMATION TECHNOLOGY		11,175,918
MATERIALS - 0.6%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	594,000	591,309
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,414,854
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,993,043
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,546,594
		5,954,491
TOTAL MATERIALS		6,545,800
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	751,665
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
1.4% 12/1/17	$ 1,100,000	$ 1,097,535
2.5% 8/15/15	2,320,000	2,415,967
2.95% 5/15/16	1,200,000	1,273,534
British Telecommunications PLC 2% 6/22/15	3,350,000	3,434,507
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,158,102
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,275,968
Qwest Corp. 3.558% 6/15/13 (f)	3,110,000	3,119,159
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,827,026
		17,353,463
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV 2.375% 9/8/16	1,532,000	1,586,377
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,645,750
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,481,581
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,498,108
		9,211,816
TOTAL TELECOMMUNICATION SERVICES		26,565,279
UTILITIES - 4.3%
Electric Utilities - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	454,000	455,473
Appalachian Power Co. 0.6651% 8/16/13 (f)	2,520,000	2,523,442
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,464,417
Duke Energy Corp. 3.95% 9/15/14	1,441,000	1,511,184
Entergy Louisiana LLC 1.875% 12/15/14	748,000	763,391
FirstEnergy Corp. 2.75% 3/15/18	485,000	484,952
FirstEnergy Solutions Corp. 4.8% 2/15/15	3,566,000	3,809,265
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,391,181
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,256,615
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,786,045
Northeast Utilities 1.059% 9/20/13 (f)	3,490,000	3,501,629
Pacific Gas & Electric Co.:
5.625% 11/30/17	1,774,000	2,125,364
6.25% 12/1/13	1,278,000	1,331,932
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,139,929
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 6.05% 3/15/14	$ 1,532,000	$ 1,616,308
Southern Co. 4.15% 5/15/14	412,000	429,591
		29,590,718
Independent Power Producers & Energy Traders - 0.3%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,916,626
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	849,893
1.95% 8/15/16	848,000	875,324
2.25% 9/1/15	1,300,000	1,346,751
2.611% 9/30/66 (f)	1,336,000	1,247,944
DTE Energy Co. 1.0105% 6/3/13 (f)	3,081,000	3,085,255
NiSource Finance Corp.:
5.4% 7/15/14	1,000,000	1,060,475
6.15% 3/1/13	1,790,000	1,790,000
PG&E Corp. 5.75% 4/1/14	590,000	620,866
Sempra Energy:
1.068% 3/15/14 (f)	1,515,000	1,521,487
2% 3/15/14	2,435,000	2,466,404
		14,864,399
TOTAL UTILITIES		47,371,743
TOTAL NONCONVERTIBLE BONDS (Cost $459,465,308)		467,667,392
U.S. Government and Government Agency Obligations - 25.1%

U.S. Government Agency Obligations - 5.7%
Fannie Mae:
0.5% 5/27/15	8,541,000	8,567,955
0.5% 7/2/15	10,824,000	10,855,660
0.5% 9/28/15	22,889,000	22,943,865
0.5% 3/30/16	9,073,000	9,078,580
0.875% 12/20/17	985,000	986,529
0.875% 2/8/18	1,177,000	1,177,501
1.625% 10/26/15	5,050,000	5,211,378
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
1% 9/29/17	$ 2,727,000	$ 2,751,469
1.75% 9/10/15	1,397,000	1,444,627
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,017,564
U.S. Treasury Obligations - 19.2%
U.S. Treasury Notes:
0.25% 1/15/15	14,999,000	15,002,510
0.25% 7/15/15	42,805,000	42,764,849
0.25% 9/15/15	55,000,000	54,926,949
0.375% 11/15/14	22,073,000	22,128,183
0.375% 1/15/16	32,000,000	32,037,504
1.375% 11/30/15	32,008,000	32,925,733
1.75% 7/31/15	12,067,000	12,489,345
TOTAL U.S. TREASURY OBLIGATIONS		212,275,073
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,739,423
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $276,231,722)		277,032,060
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 2.4%
2.225% 10/1/33 (f)	54,246	56,983
2.239% 3/1/35 (f)	43,567	45,929
2.332% 3/1/35 (f)	26,115	27,771
2.332% 5/1/35 (f)	497,172	527,959
2.367% 12/1/33 (f)	295,701	314,326
2.38% 7/1/35 (f)	1,653,822	1,759,236
2.421% 11/1/36 (f)	87,210	93,082
2.429% 12/1/34 (f)	292,776	313,496
2.441% 10/1/35 (f)	40,068	41,853
2.524% 10/1/33 (f)	79,359	84,610
2.53% 5/1/33 (f)	10,798	11,440
2.539% 10/1/41 (f)	950,272	994,051
2.613% 7/1/35 (f)	478,252	509,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.674% 11/1/34 (f)	$ 251,541	$ 268,312
2.688% 9/1/41 (f)	1,109,107	1,160,595
2.69% 10/1/35 (f)	615,357	654,292
2.72% 2/1/35 (f)	564,177	598,309
2.736% 8/1/41 (f)	1,393,755	1,461,823
2.741% 7/1/35 (f)	182,509	195,709
2.769% 11/1/36 (f)	620,897	667,651
2.806% 8/1/35 (f)	363,134	389,013
2.911% 4/1/35 (f)	174,392	186,262
3.014% 8/1/41 (f)	335,133	349,742
3.189% 1/1/40 (f)	682,813	713,584
3.212% 10/1/35 (f)	120,892	129,045
3.476% 3/1/40 (f)	524,489	548,279
3.5% 1/1/26 to 5/1/27	5,769,225	6,176,244
3.528% 12/1/39 (f)	187,319	195,709
3.617% 3/1/40 (f)	704,444	740,570
4.5% 6/1/19 to 7/1/20	646,694	695,979
5.5% 11/1/17 to 11/1/34	6,255,500	6,844,611
6.5% 4/1/13 to 6/1/16	166,198	171,104
7% 1/1/16 to 11/1/18	40,408	43,148
7.5% 10/1/14	4,213	4,393
TOTAL FANNIE MAE		26,974,621
Freddie Mac - 1.5%
2.373% 1/1/35 (f)	84,571	90,079
2.663% 11/1/35 (f)	363,911	385,087
2.745% 4/1/35 (f)	635,097	677,301
2.844% 6/1/37 (f)	375,612	403,896
2.881% 8/1/36 (f)	188,446	202,636
2.971% 8/1/41 (f)	731,214	768,978
2.985% 8/1/34 (f)	102,728	108,890
3% 8/1/21	1,975,971	2,078,088
3.086% 9/1/41 (f)	403,865	422,128
3.5% 1/1/26	735,549	785,181
3.573% 4/1/40 (f)	488,130	513,078
3.604% 4/1/40 (f)	386,454	407,527
4% 6/1/24 to 4/1/26	6,548,586	7,010,565
4.5% 8/1/18 to 11/1/18	2,104,778	2,243,655
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 64,293	$ 76,351
12% 11/1/19	939	985
TOTAL FREDDIE MAC		16,174,425
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	312,787	363,537
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,540,597)		43,512,583
Asset-Backed Securities - 14.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	386,623	384,356
Series 2005-1 Class M1, 0.6717% 4/25/35 (f)	100,277	92,862
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8767% 4/25/35 (f)	6,214	6,150
Ally Auto Receivables Trust:
Series 2011-2 Class A3, 1.18% 4/15/15	690,475	692,426
Series 2011-3 Class A3, 0.97% 8/17/15	1,167,995	1,171,397
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,130,682
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	511,485
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,430,358
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,512,059
Series 2011-5 Class A1, 0.8512% 6/15/15 (f)	2,720,000	2,722,467
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,662,307
Series 2012-2 Class A, 0.7012% 3/15/16 (f)	1,300,000	1,300,503
Series 2012-3 Class A2, 1.21% 6/15/17	2,630,000	2,644,353
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,499,454
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,204,065
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,730,696
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	728,180	729,119
Series 2011-1 Class A3, 1.39% 9/8/15	567,052	568,777
Series 2011-2 Class A3, 1.61% 10/8/15	1,613,248	1,619,771
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	652,492
Series 2011-4 Class AS, 0.92% 3/9/15	539,227	539,687
Series 2011-5 Class A2, 1.19% 8/8/15	272,251	272,886
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2012-1 Class A2, 0.91% 10/8/15	$ 615,334	$ 616,730
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	816,781
Series 2012-5 Class A3, 0.92% 6/8/17	1,610,000	1,609,992
Americredit Auto Receivables Trust Series 2013-1:
Class A2, 0.49% 6/8/16	760,000	760,310
Class A3, 0.61% 10/10/17	2,240,000	2,239,915
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0267% 4/25/34 (f)	12,491	9,570
Series 2005-R2 Class M1, 0.6517% 4/25/35 (f)	262,030	255,602
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (f)	82,560	71,359
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (f)	161,268	56,875
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,838,073
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(f)	2,000,000	1,997,283
BMW Vehicle Lease Trust Series 2012-1 Class A3, 0.75% 2/20/15	1,410,000	1,414,301
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	1,121,918	1,125,163
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	506,594	508,624
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	5,860,000	5,849,165
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(f)	84,886	77,565
Class B, 0.9507% 7/20/39 (d)(f)	373,480	170,538
Class C, 1.3007% 7/20/39 (d)(f)	478,070	148
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (f)	228,766	117,929
Chase Issuance Trust:
Series 2012-A Class A1, 0.3012% 5/16/16 (f)	2,000,000	2,001,064
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	4,986,835
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	870,212	871,431
Class A3, 1.1% 8/22/16 (d)	1,800,000	1,804,802
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/7/17	2,990,000	2,989,902
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (f)	25,161	24,295
Series 2004-2 Class 3A4, 0.7017% 7/25/34 (f)	62,430	56,887
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.6567% 4/25/34 (f)	$ 20,061	$ 9,502
Series 2004-4 Class M2, 0.9967% 6/25/34 (f)	74,616	66,191
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,940,133
Series 2012-A2 Class A2, 0.3512% 10/17/16 (f)	3,000,000	3,002,533
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,451,668
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,579,316
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,680,000	1,689,555
Fannie Mae Series 2004-T5:
Class AB1, 0.7272% 5/28/35 (f)	159,655	129,444
Class AB3, 1.0332% 5/28/35 (f)	67,441	52,066
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (f)	36,914	26,912
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4817% 10/25/35 (f)	82,006	81,766
Ford Credit Auto Lease Trust:
Series 2012-A Class A3, 0.85% 1/15/15	820,000	822,567
Series 2012-B:
Class A2, 0.54% 11/15/14	520,000	520,354
Class A3, 0.57% 9/15/15	1,240,000	1,241,266
Ford Credit Auto Owner Trust Series 2012-B Class A3, 0.72% 12/15/16	1,950,000	1,956,204
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,089,204
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,116,429
Series 2012-1 Class A, 0.6712% 1/15/16 (f)	5,000,000	5,014,240
Series 2012-4 Class A1, 0.74% 9/15/16	2,380,000	2,386,874
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,378,748
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6267% 11/25/34 (f)	104,293	5,298
Class M5, 1.7017% 11/25/34 (f)	55,183	970
Series 2005-A:
Class M3, 0.9367% 1/25/35 (f)	120,398	51,362
Class M4, 1.2217% 1/25/35 (f)	46,138	5,447
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(f)	298,000	202,789
GE Business Loan Trust Series 2003-1 Class A, 0.6312% 4/15/31 (d)(f)	19,515	18,580
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	$ 2,450,000	$ 2,475,012
Series 2012-4 Class A, 0.5012% 6/15/18 (f)	3,995,000	4,003,452
Series 2012-5 Class A, 0.97% 6/15/18	3,380,000	3,411,288
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,054,432
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	915,359	916,525
Series 2012-2 Class A2, 0.47% 4/24/15	1,700,000	1,699,803
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(f)	1,728,962	1,707,350
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4917% 8/25/33 (f)	80,822	74,313
Series 2003-5 Class A2, 0.9017% 12/25/33 (f)	44,160	37,104
Series 2004-1 Class M2, 1.9017% 6/25/34 (f)	71,529	57,506
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	648,595
Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,616,450
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (f)	157,118	76,440
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	1,196,986	1,202,721
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (f)	157,766	152,749
Keycorp Student Loan Trust Series 1999-A Class A2, 0.64% 12/27/29 (f)	56,686	54,148
Marriott Vacation Club Owner Trust Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	43,833	43,783
Class C, 6.125% 4/20/28 (d)	43,833	43,764
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (f)	84,461	946
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	3,260,000	3,261,088
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	1,410,000	1,414,272
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,314,459
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (f)	119,572	100,096
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (f)	167,544	149,494
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (f)	138,792	120,696
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (f)	69,376	34,818
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (f)	50,738	46,200
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (f)	$ 52,840	$ 2,153
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,844,307
Series 2011-B Class A3, 0.92% 2/16/15	930,000	933,095
Nissan Auto Receivables Owner Trust Series 2011-B Class A3, 0.95% 2/16/16	950,000	956,184
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6757% 5/15/17 (f)	2,900,000	2,917,199
Series 2013-A Class A, 0.5017% 2/15/18 (f)	2,000,000	2,000,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0505% 10/30/45 (f)	488,838	475,268
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(f)	71,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(f)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (f)	797,630	638,347
Class M4, 1.6517% 9/25/34 (f)	1,086,724	319,294
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (f)	187,294	152,147
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (f)	648	603
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	212,798	213,005
Series 2011-4 Class A2, 1.37% 3/16/15	499,487	500,757
Series 2012-1 Class A2, 1.25% 4/15/15	632,506	634,384
Series 2012-2 Class A2, 0.91% 5/15/15	970,049	972,273
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	915,630
Series 2012-4 Class A3, 1.04% 8/15/16	1,620,000	1,630,976
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,325,498
Series 2013-1 Class A2, 0.48% 2/16/16	2,630,000	2,629,767
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (f)	150,854	125,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(f)	32,616	32,400
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.888% 6/15/33 (f)	256,974	176,123
Class C, 1.258% 6/15/33 (f)	1,171,983	800,829
Series 2004-B:
Class A2, 0.508% 6/15/21 (f)	1,180,447	1,162,545
Class C, 1.178% 9/15/33 (f)	1,789,879	1,214,798
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4837% 9/25/19 (f)	$ 2,189,000	$ 2,188,997
Series 2013-1 Class A2, 0.4512% 9/25/19 (f)	2,790,000	2,790,073
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (f)	7,313	3,050
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (f)	86,903	78,711
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,205,181	2,215,053
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(f)	1,390,734	1,216,893
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	915,888
TOTAL ASSET-BACKED SECURITIES (Cost $164,767,109)		162,887,974
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 1.2%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(f)	315,699	316,353
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (f)	33,886	33,971
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(f)	539,696	535,949
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	250,564	252,186
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.3891% 11/20/56 (d)(f)	281,228	281,169
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(f)	1,727,538	1,692,987
Class C2, 1.4007% 12/20/54 (d)(f)	762,000	648,462
Series 2006-2:
Class A4, 0.2807% 12/20/54 (f)	569,879	558,482
Class C1, 1.1407% 12/20/54 (f)	3,254,000	2,769,154
Series 2006-3 Class C2, 1.2007% 12/20/54 (f)	142,000	120,842
Series 2006-4:
Class B1, 0.3807% 12/20/54 (f)	381,000	355,473
Class C1, 0.9607% 12/20/54 (f)	233,000	198,283
Class M1, 0.5407% 12/20/54 (f)	100,000	89,500
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (f)	$ 235,000	$ 199,985
Class 1M1, 0.5007% 12/20/54 (f)	153,000	136,935
Class 2C1, 1.0607% 12/20/54 (f)	107,000	91,057
Class 2M1, 0.7007% 12/20/54 (f)	196,000	175,420
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (f)	272,000	231,472
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (f)	499,216	493,400
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.702% 1/20/44 (f)	198,365	196,446
Class 1C, 2.752% 1/20/44 (f)	54,183	52,047
Series 2004-1 Class 2A1, 0.629% 3/20/44 (f)	2,760,494	2,728,334
Series 2004-3 Class 2A1, 0.589% 9/20/44 (f)	907,291	896,721
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (f)	86,112	62,952
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (f)	131,418	113,482
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5492% 7/10/35 (d)(f)	56,785	49,954
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(f)	8,767	8,532
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (f)	4,036	3,780
TOTAL PRIVATE SPONSOR		13,293,328
U.S. Government Agency - 4.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7017% 9/25/23 (f)	217,476	218,257
Series 2013-9 Class FA 0.5517% 3/25/42 (f)	3,240,000	3,243,441
floater planned amortization class Series 2005-90 Class FC, 0.4517% 10/25/35 (f)	804,249	804,391
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,614,194	1,733,304
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	207,022	209,310
Series 2012-94 Class E, 3% 6/25/22	937,745	983,790
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	321,272	359,825
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2003-76 Class BA, 4.5% 3/25/18	$ 396,652	$ 410,696
Series 2009-31 Class A, 4% 2/25/24	306,956	320,533
Series 2010-135 Class DE, 2.25% 4/25/24	1,063,387	1,082,585
Series 2011-16 Class FB, 0.3517% 3/25/31 (f)	2,231,373	2,229,685
Series 2010-123 Class DL, 3.5% 11/25/25	520,662	542,949
Series 2010-143 Class B, 3.5% 12/25/25	818,595	860,813
Series 2011-23 Class AB, 2.75% 6/25/20	671,460	694,207
target amortization Series 2008-29 Class BG 4.7% 12/25/35	524,133	554,739
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4512% 2/15/26 (f)	1,345,086	1,347,809
Freddie Mac:
floater:
Series 2711 Class FC, 1.1012% 2/15/33 (f)	1,741,979	1,769,088
Series 3346 Class FA, 0.4312% 2/15/19 (f)	2,600,238	2,603,873
floater planned amortization class Series 3117 Class JF, 0.5012% 2/15/36 (f)	919,886	921,250
floater sequential payer Series 3387 Class DF, 0.3812% 10/15/17 (f)	278,646	278,645
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	252,704	263,600
Series 2866 Class XE, 4% 12/15/18	486,179	500,845
Series 3081 Class CP 5.5% 10/15/34	2,837,838	2,947,416
Series 3792 Class DF, 0.6012% 11/15/40 (f)	2,307,004	2,314,831
Series 3820 Class DA, 4% 11/15/35	865,613	944,251
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	426,032	438,659
Series 3560 Class LA, 2% 8/15/14	56,626	56,647
Series 3573 Class LC, 1.85% 8/15/14	345,298	346,822
Series 3659 Class EJ 3% 6/15/18	1,494,453	1,542,362
Series 3696 Class AE, 1.2% 7/15/15	617,822	621,276
Series 3949 Class MK, 4.5% 10/15/34	590,000	660,828
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2013-37 Class F, 0.4722% 6/20/40 (e)(f)	890,000	890,000
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0247% 4/20/40 (f)	907,988	922,694
Series 2012-113 Class FJ, 0.4547% 1/20/42 (f)	1,776,915	1,782,278
Series 2012-149 Class MF, 0.4547% 12/20/42 (f)	3,321,729	3,320,075
Series 2013-9 Class F, 0.4507% 1/20/43 (f)	2,366,990	2,374,176
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization class Series 2005-47 Class FX, 0.3547% 5/20/34 (f)	$ 3,365,356	$ 3,364,714
floater sequential payer:
Series 2010-120 Class FB 0.5047% 9/20/35 (f)	1,285,869	1,287,857
Series 2011-150 Class D, 3% 4/20/37	743,591	762,021
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	558,353	571,203
Series 2010-99 Class PT, 3.5% 8/20/33	674,216	692,556
Series 2012-149 Class LF, 0.4547% 12/20/42 (f)	1,373,367	1,372,684
Series 2012-97 Class JF, 0.4517% 8/16/42 (f)	1,667,809	1,670,006
TOTAL U.S. GOVERNMENT AGENCY		50,816,991
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,844,208)		64,110,319
Commercial Mortgage Securities - 5.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (f)(g)	391,841	12,861
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(f)	46,101	45,640
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(f)	1,950,000	1,967,681
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(f)	6,863	5,019
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(f)	41,160	34,459
Class M1, 0.6417% 11/25/35 (d)(f)	7,509	4,872
Class M2, 0.6917% 11/25/35 (d)(f)	9,534	6,082
Class M3, 0.7117% 11/25/35 (d)(f)	8,532	5,333
Class M4, 0.8017% 11/25/35 (d)(f)	10,630	5,150
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(f)	751,109	592,442
Class B1, 1.6017% 1/25/36 (d)(f)	50,540	7,799
Class M1, 0.6517% 1/25/36 (d)(f)	236,237	131,269
Class M2, 0.6717% 1/25/36 (d)(f)	89,645	47,071
Class M3, 0.7017% 1/25/36 (d)(f)	96,344	49,637
Class M4, 0.8117% 1/25/36 (d)(f)	49,299	23,927
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M5, 0.8517% 1/25/36 (d)(f)	$ 49,299	$ 17,384
Class M6, 0.9017% 1/25/36 (d)(f)	50,029	13,456
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(f)	23,300	18,868
Class M1, 0.5817% 4/25/36 (d)(f)	8,333	5,370
Class M2, 0.6017% 4/25/36 (d)(f)	8,805	5,454
Class M3, 0.6217% 4/25/36 (d)(f)	7,576	4,513
Class M4, 0.7217% 4/25/36 (d)(f)	4,293	2,468
Class M5, 0.7617% 4/25/36 (d)(f)	4,167	2,291
Class M6, 0.8417% 4/25/36 (d)(f)	8,308	3,496
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(f)	230,204	180,451
Class A2, 0.4817% 7/25/36 (d)(f)	20,783	16,347
Class B1, 1.0717% 7/25/36 (d)(f)	7,781	1,397
Class M1, 0.5117% 7/25/36 (d)(f)	21,805	10,369
Class M2, 0.5317% 7/25/36 (d)(f)	15,385	6,887
Class M3, 0.5517% 7/25/36 (d)(f)	12,761	5,423
Class M4, 0.6217% 7/25/36 (d)(f)	8,617	2,135
Class M5, 0.6717% 7/25/36 (d)(f)	10,592	2,481
Class M6, 0.7417% 7/25/36 (d)(f)	15,803	3,306
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(f)	17,397	2,632
Class M5, 0.6817% 10/25/36 (d)(f)	20,543	1,089
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(f)	12,494	400
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(f)	361,147	208,885
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(f)	62,214	43,575
Class A2, 0.5217% 7/25/37 (d)(f)	58,270	28,431
Class M1, 0.5717% 7/25/37 (d)(f)	20,768	5,709
Class M2, 0.6117% 7/25/37 (d)(f)	11,654	1,989
Class M3, 0.6917% 7/25/37 (d)(f)	11,803	1,187
Class M4, 0.8517% 7/25/37 (d)(f)	22,726	1,394
Class M5, 0.9517% 7/25/37 (d)(f)	20,096	894
Class M6, 1.2017% 7/25/37 (d)(f)	13,083	114
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(f)	88,945	46,301
Class B1, 1.1517% 7/25/37 (d)(f)	76,544	5,847
Class B2, 1.8017% 7/25/37 (d)(f)	33,299	1,778
Class M1, 0.5117% 7/25/37 (d)(f)	67,197	22,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M2, 0.5417% 7/25/37 (d)(f)	$ 70,648	$ 19,726
Class M3, 0.5717% 7/25/37 (d)(f)	114,358	24,846
Class M4, 0.7017% 7/25/37 (d)(f)	180,838	30,494
Class M5, 0.8017% 7/25/37 (d)(f)	90,148	12,903
Class M6, 1.0017% 7/25/37 (d)(f)	70,402	8,502
Series 2007-4A:
Class A2, 0.7517% 9/25/37 (d)(f)	814,701	144,178
Class M1, 1.1517% 9/25/37 (d)(f)	126,242	11,736
Class M2, 1.2517% 9/25/37 (d)(f)	126,242	9,710
Class M4, 1.8017% 9/25/37 (d)(f)	332,687	16,239
Class M5, 1.9517% 9/25/37 (d)(f)	211,626	6,745
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(g)	7,534,273	69,433
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(f)	47,343	46,882
Class J, 1.0512% 3/15/19 (d)(f)	51,667	49,121
Series 2007-BBA8:
Class A2, 0.3512% 3/15/22 (d)(f)	114,346	113,713
Class D, 0.4512% 3/15/22 (d)(f)	52,963	50,022
Class E, 0.5012% 3/15/22 (d)(f)	275,033	254,258
Class F, 0.5512% 3/15/22 (d)(f)	168,653	152,541
Class G, 0.6012% 3/15/22 (d)(f)	43,346	38,338
Class H, 0.7512% 3/15/22 (d)(f)	52,963	45,785
Class J, 0.9012% 3/15/22 (d)(f)	52,963	44,461
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,414,693
Series 2005-PWR9 Class X2, 0.3653% 9/11/42 (d)(f)(g)	24,675,481	58,925
Series 2005-T18 Class A4, 4.933% 2/13/42	1,884,729	2,018,976
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(f)	82,236	76,693
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (d)(f)(g)	8,571,648	134,592
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2194% 7/15/44 (f)	640,000	702,410
Citigroup Commercial Mortgage Trust floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(f)	10,371	9,967
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4852% 10/15/48 (f)(g)	40,021,201	133,191
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(f)	$ 16,086	$ 14,349
Series 2005-FL11:
Class F, 0.6512% 11/15/17 (d)(f)	18,996	17,273
Class G, 0.7012% 11/15/17 (d)(f)	13,167	11,709
Series 2006-CN2A Class A2FL, 0.4192% 2/5/19 (d)(f)	226,530	225,013
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,004,771	1,010,067
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(f)	630,000	629,240
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	5,370,000	5,635,740
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6649% 12/15/39 (f)(g)	29,436,600	170,497
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (f)(g)	1,212,829	1,509
Series 2003-C4 Class A4, 5.137% 8/15/36	708,442	712,971
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3712% 2/15/22 (d)(f)	236,650	222,414
0.4712% 2/15/22 (d)(f)	84,521	79,183
Class F, 0.5212% 2/15/22 (d)(f)	169,020	158,261
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	273,025	277,656
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(f)	890,000	890,267
Class A2FL, 0.908% 12/5/31 (d)(f)	1,160,000	1,161,432
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,484,688	1,524,526
Series K707 Class A1, 1.615% 9/25/18	1,727,814	1,771,980
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2965% 3/10/44 (f)	1,770,000	1,961,102
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(f)(g)	462,645	7,042
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (f)	542,573	547,750
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,262,028
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(f)	1,170,000	1,125,336
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(f)(g)	$ 60,357,078	$ 296,957
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6477% 6/6/20 (d)(f)	105,970	105,616
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	1,499,304	1,500,715
Class A2, 1.2601% 3/6/20 (d)(f)	460,000	460,808
Class C, 2.0056% 3/6/20 (d)(f)	1,710,000	1,718,199
Class D, 2.2018% 3/6/20 (d)(f)	215,000	216,059
Class E, 2.4764% 3/6/20 (d)(f)	360,000	362,113
Class F, 2.6334% 3/6/20 (d)(f)	180,000	181,056
Class G, 2.7903% 3/6/20 (d)(f)	90,000	90,535
Class H, 3.3004% 3/6/20 (d)(f)	150,000	150,967
Class J, 4.0852% 3/6/20 (d)(f)	215,000	216,497
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	1,340,000	1,403,973
Series 2005-GG4 Class A3, 4.607% 7/10/39	5,485	5,512
Series 2006-GG6 Class A2, 5.506% 4/10/38	276,455	286,323
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (d)(f)	1,880,000	1,884,356
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	612,896	621,786
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	815,636	826,295
Series 2012-GC6 Class A1, 1.282% 1/10/45	389,230	392,482
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	484,216	484,419
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	439,294	448,345
Series 2012-C6 Class A1, 1.0305% 5/15/45	1,072,569	1,079,650
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4312% 11/15/18 (d)(f)	17,283	16,351
Class E, 0.4812% 11/15/18 (d)(f)	24,491	22,681
Class F, 0.5312% 11/15/18 (d)(f)	36,733	32,549
Class G, 0.5612% 11/15/18 (d)(f)	31,925	27,011
Class H, 0.7012% 11/15/18 (d)(f)	24,497	19,747
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	549,018	552,992
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (f)	597,480	616,272
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	205,021	207,377
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	$ 7,932	$ 7,940
Series 2006-C1 Class A2, 5.084% 2/15/31	92,762	92,848
Series 2007-C6 Class A2, 5.845% 7/15/40	339,527	339,974
Series 2004-C8, 4.799% 12/15/29	1,186,768	1,243,164
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (f)(g)	16,194,199	65,797
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (f)(g)	5,753,510	25,874
Series 2007-C2 Class XCP, 0.4823% 2/15/40 (f)(g)	33,180,365	174,894
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5412% 9/15/21 (d)(f)	145,070	137,539
Class G, 0.5612% 9/15/21 (d)(f)	286,588	268,846
Class H, 0.6012% 9/15/21 (d)(f)	73,934	67,879
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	20,566	20,600
Series 2005-MCP1 Class XP, 0.6316% 6/12/43 (f)(g)	7,198,672	13,591
Series 2005-MKB2 Class XP, 0.2487% 9/12/42 (f)(g)	3,253,415	68
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	328,435	329,056
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(g)	12,516,996	141,455
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,218,038	1,222,733
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(f)	45,397	18,216
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(f)	619,371	613,766
Class D, 0.392% 10/15/20 (d)(f)	84,694	78,190
Class E, 0.452% 10/15/20 (d)(f)	105,926	94,614
Class F, 0.502% 10/15/20 (d)(f)	63,569	54,873
Class G, 0.542% 10/15/20 (d)(f)	78,581	63,902
Class H, 0.632% 10/15/20 (d)(f)	49,464	33,794
Class J, 0.782% 10/15/20 (d)(f)	28,557	10,086
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	72,279	72,270
Series 2007-IQ14 Class A2, 5.61% 4/15/49	857,633	882,668
Series 2012-C4 Class A1, 1.085% 3/15/45	1,067,420	1,075,105
Series 2005-HQ5 Class X2, 0.2189% 1/14/42 (f)(g)	8,075,457	145
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	1,130,000	1,278,253
Series 2011-C3 Class A1, 2.178% 7/15/49	1,939,599	1,987,889
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	$ 319,323	$ 321,805
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	704,305	708,858
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(f)	1,117,800	1,100,245
Class E, 0.4812% 9/15/21 (d)(f)	176,861	165,884
Class F, 0.5412% 9/15/21 (d)(f)	238,334	221,564
Class G, 0.5612% 9/15/21 (d)(f)	225,785	204,777
Class J, 0.8012% 9/15/21 (d)(f)	50,198	38,098
Series 2007-WHL8 Class F, 0.6812% 6/15/20 (d)(f)	376,985	332,602
Series 2003-C9 Class A4, 5.012% 12/15/35	1,376,118	1,402,971
Series 2006-C23:
Class A5, 5.416% 1/15/45 (f)	2,290,000	2,562,304
Class X, 0.0906% 1/15/45 (d)(f)(g)	184,080,072	1,473
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(f)(g)	33,690,178	173,670
Series 2007-C31A Class A2, 5.421% 4/15/47	592,064	595,394
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $63,487,683)		61,203,998
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15 (Cost $4,822,733)	4,570,000	4,817,466
Foreign Government and Government Agency Obligations - 0.5%

Ontario Province 0.95% 5/26/15	3,800,000	3,837,141
United Mexican States 6.625% 3/3/15	1,300,000	1,443,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,215,862)		5,280,141
Supranational Obligations - 1.0%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $11,090,898)	11,100,000	11,098,135
Commercial Paper - 0.5%
	Principal Amount	Value
British Telecommunications PLC 1.5% 5/14/13	$ 2,000,000	$ 1,997,813
Vodafone Group PLC yankee:
0.77% 12/30/13	2,000,000	1,988,461
1.25% 3/12/13	1,500,000	1,499,867
TOTAL COMMERCIAL PAPER (Cost $5,480,256)		5,486,141
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $598,825)	598,825	598,825
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,101,000)	$ 2,101,009	2,101,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,097,646,201)		1,105,796,034
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,027,433)
NET ASSETS - 100%		$ 1,104,768,601
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 76,653	$ (40,215)	$ -	$ (40,215)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,359,530 or 11.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $738,111 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 730,602
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,101,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 588,352
Merrill Lynch, Pierce, Fenner & Smith, Inc.	406,546
RBS Securities, Inc.	1,106,102
$ 2,101,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,497
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 467,667,392	$ -	$ 466,929,281	$ 738,111
U.S. Government and Government Agency Obligations	277,032,060	-	277,032,060	-
U.S. Government Agency - Mortgage Securities	43,512,583	-	43,512,583	-
Asset-Backed Securities	162,887,974	-	159,392,646	3,495,328
Collateralized Mortgage Obligations	64,110,319	-	64,110,319	-
Commercial Mortgage Securities	61,203,998	-	61,185,782	18,216
Municipal Securities	4,817,466	-	4,817,466	-
Foreign Government and Government Agency Obligations	5,280,141	-	5,280,141	-
Supranational Obligations	11,098,135	-	11,098,135	-
Commercial Paper	5,486,141	-	5,486,141	-
Money Market Funds	598,825	598,825	-	-
Cash Equivalents	2,101,000	-	2,101,000	-
Total Investments in Securities:	$ 1,105,796,034	$ 598,825	$ 1,100,945,554	$ 4,251,655
Derivative Instruments:
Liabilities
Swap Agreements	$ (40,215)	$ -	$ (40,215)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (40,215)
Total Value of Derivatives	$ -	$ (40,215)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.3%
United Kingdom	4.1%
Canada	2.8%
Australia	1.5%
Netherlands	1.4%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including repurchase agreements of $2,101,000) - See accompanying schedule: Unaffiliated issuers (cost $1,097,047,376)	$ 1,105,197,209
Fidelity Central Funds (cost $598,825)	598,825
Total Investments (cost $1,097,646,201)		$ 1,105,796,034
Cash		475
Receivable for investments sold		1,000,359
Receivable for swap agreements		311
Receivable for fund shares sold		769,352
Interest receivable		3,628,741
Distributions receivable from Fidelity Central Funds		790
Prepaid expenses		2,091
Total assets		1,111,198,153

Liabilities
Payable for investments purchased Regular delivery	$ 2,681,477
Delayed delivery	890,000
Payable for fund shares redeemed	2,126,980
Distributions payable	25,067
Swap agreements, at value	40,215
Accrued management fee	291,423
Distribution and service plan fees payable	131,429
Other affiliated payables	170,869
Other payables and accrued expenses	72,092
Total liabilities		6,429,552

Net Assets		$ 1,104,768,601
Net Assets consist of:
Paid in capital		$ 1,139,101,609
Undistributed net investment income		108,929
Accumulated undistributed net realized gain (loss) on investments		(42,551,556)
Net unrealized appreciation (depreciation) on investments		8,109,619
Net Assets		$ 1,104,768,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($205,422,398 ÷ 21,959,710 shares)	$ 9.35

Maximum offering price per share (100/98.50 of $9.35)	$ 9.49
Class T: Net Asset Value and redemption price per share ($130,567,419 ÷ 13,945,763 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class B: Net Asset Value and offering price per share ($6,207,228 ÷ 662,673 shares)A	$ 9.37

Class C: Net Asset Value and offering price per share ($100,066,194 ÷ 10,688,421 shares)A	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($662,505,362 ÷ 70,761,583 shares)	$ 9.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013

Investment Income
Interest		$ 8,339,701
Income from Fidelity Central Funds		7,497
Total income		8,347,198

Expenses
Management fee	$ 1,737,645
Transfer agent fees	831,934
Distribution and service plan fees	833,311
Accounting and security lending fees	194,830
Custodian fees and expenses	16,017
Independent trustees' compensation	2,205
Registration fees	61,608
Audit	87,062
Legal	2,691
Miscellaneous	4,676
Total expenses before reductions	3,771,979
Expense reductions	(59)	3,771,920
Net investment income (loss)		4,575,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,634,124
Swap agreements	1,538
Total net realized gain (loss)		2,635,662
Change in net unrealized appreciation (depreciation) on: Investment securities	(609,803)
Swap agreements	(3,232)
Total change in net unrealized appreciation (depreciation)		(613,035)
Net gain (loss)		2,022,627
Net increase (decrease) in net assets resulting from operations		$ 6,597,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,575,278	$ 13,063,045
Net realized gain (loss)	2,635,662	3,181,198
Change in net unrealized appreciation (depreciation)	(613,035)	4,946,490
Net increase (decrease) in net assets resulting from operations	6,597,905	21,190,733
Distributions to shareholders from net investment income	(4,417,339)	(14,264,673)
Share transactions - net increase (decrease)	(144,905,684)	(35,012,868)
Total increase (decrease) in net assets	(142,725,118)	(28,086,808)

Net Assets
Beginning of period	1,247,493,719	1,275,580,527
End of period (including undistributed net investment income of $108,929 and distributions in excess of net investment income of $49,010, respectively)	$ 1,104,768,601	$ 1,247,493,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.038	.090	.134	.189	.237	.364
Net realized and unrealized gain (loss)	.008	.058	.062	.273	.007	(.315)
Total from investment operations	.046	.148	.196	.462	.244	.049
Distributions from net investment income	(.036)	(.098)	(.136)	(.192)	(.224)	(.359)
Net asset value, end of period	$ 9.35	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Total Return B,C,D	.50%	1.61%	2.14%	5.21%	2.81%	.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.70% A	.70%	.70%	.71%	.74%	.78%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.71%	.74%	.78%
Expenses net of all reductions	.70% A	.69%	.70%	.71%	.74%	.78%
Net investment income (loss)	.82% A	.97%	1.44%	2.07%	2.70%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,422	$ 212,725	$ 250,546	$ 254,410	$ 265,959	$ 342,015
Portfolio turnover rate G	64% A	75%	204%	217%	318% I	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) E	.038	.089	.134	.189	.237	.368
Net realized and unrealized gain (loss)	.018	.059	.052	.273	.016	(.327)
Total from investment operations	.056	.148	.186	.462	.253	.041
Distributions from net investment income	(.036)	(.098)	(.136)	(.192)	(.223)	(.361)
Net asset value, end of period	$ 9.36	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return B,C,D	.60%	1.60%	2.03%	5.20%	2.91%	.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.70%	.70%	.71%	.75%	.76%
Expenses net of fee waivers, if any	.71% A	.70%	.70%	.71%	.75%	.76%
Expenses net of all reductions	.71% A	.70%	.70%	.71%	.75%	.76%
Net investment income (loss)	.81% A	.96%	1.44%	2.08%	2.70%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,567	$ 140,285	$ 163,217	$ 189,230	$ 253,439	$ 334,850
Portfolio turnover rate G	64% A	75%	204%	217%	318% I	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Income from Investment Operations
Net investment income (loss) E	- I	.015	.059	.115	.167	.295
Net realized and unrealized gain (loss)	.022	.059	.062	.273	.007	(.326)
Total from investment operations	.022	.074	.121	.388	.174	(.031)
Distributions from net investment income	(.002)	(.024)	(.061)	(.118)	(.154)	(.289)
Net asset value, end of period	$ 9.37	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return B,C,D	.24%	.79%	1.31%	4.35%	2.00%	(.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of all reductions	1.51% A	1.50%	1.52%	1.52%	1.54%	1.55%
Net investment income (loss)	.01% A	.16%	.63%	1.26%	1.91%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,207	$ 7,991	$ 9,337	$ 12,587	$ 12,579	$ 11,617
Portfolio turnover rate G	64% A	75%	204%	217%	318% J	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Income from Investment Operations
Net investment income (loss) E	(.002)	.012	.056	.113	.164	.291
Net realized and unrealized gain (loss)	.013	.058	.062	.273	.006	(.315)
Total from investment operations	.011	.070	.118	.386	.170	(.024)
Distributions from net investment income	(.001)	(.020)	(.058)	(.116)	(.150)	(.286)
Net asset value, end of period	$ 9.36	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return B,C,D	.12%	.76%	1.29%	4.33%	1.95%	(.29)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of all reductions	1.56% A	1.54%	1.54%	1.54%	1.57%	1.58%
Net investment income (loss)	(.03)% A	.13%	.61%	1.24%	1.87%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,066	$ 114,564	$ 132,589	$ 131,947	$ 103,378	$ 97,150
Portfolio turnover rate G	64% A	75%	204%	217%	318% I	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) D	.046	.106	.150	.205	.255	.385
Net realized and unrealized gain (loss)	.019	.058	.052	.273	.016	(.324)
Total from investment operations	.065	.164	.202	.478	.271	.061
Distributions from net investment income	(.045)	(.114)	(.152)	(.208)	(.241)	(.381)
Net asset value, end of period	$ 9.36	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return B,C	.69%	1.78%	2.21%	5.38%	3.12%	.65%
Ratios to Average Net Assets E,G
Expenses before reductions	.52% A	.52%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52% A	.52%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.52% A	.52%	.53%	.53%	.54%	.54%
Net investment income (loss)	1.00% A	1.14%	1.62%	2.25%	2.90%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 662,505	$ 771,929	$ 719,891	$ 647,129	$ 618,098	$ 589,076
Portfolio turnover rate F	64% A	75%	204%	217%	318% H	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,341,121
Gross unrealized depreciation	(7,505,131)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,835,990

Tax cost	$ 1,096,960,044

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (24,671)
2017	(28,600,668)
2018	(16,553,917)
Total capital loss carryforward	$ (45,179,256)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,538	$ (3,232)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule

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4. Derivative Instruments - continued

Swap Agreements - continued

of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $210,864,975 and $157,648,702, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 158,715	$ 34,101
Class T	-%	.15%	101,338	1,824
Class B	.65%	.25%	32,035	23,229
Class C	.75%	.25%	541,223	71,499
			$ 833,311	$ 130,653

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,999
Class T	5,423
Class B*	9,619
Class C*	8,981
$ 40,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 177,105.17
Class T	115,629.17
Class B	7,885.22
Class C	88,565.16
Institutional Class	442,750.14
	$ 831,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,431 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $289.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 821,475	$ 2,366,926
Class T	522,784	1,612,220
Class B	1,884	23,760
Class C	9,526	276,779
Institutional Class	3,061,670	9,984,988
Total	$ 4,417,339	$ 14,264,673

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	4,705,623	11,014,249	$ 43,980,382	$ 102,166,877
Reinvestment of distributions	72,988	212,888	682,435	1,974,463
Shares redeemed	(5,606,488)	(15,418,290)	(52,408,347)	(142,936,211)
Net increase (decrease)	(827,877)	(4,191,153)	$ (7,745,530)	$ (38,794,871)
Class T
Shares sold	1,097,456	3,668,518	$ 10,267,578	$ 34,010,430
Reinvestment of distributions	50,448	154,693	472,016	1,435,835
Shares redeemed	(2,217,047)	(6,368,676)	(20,738,205)	(59,098,203)
Net increase (decrease)	(1,069,143)	(2,545,465)	$ (9,998,611)	$ (23,651,938)
Class B
Shares sold	41,215	303,790	$ 385,928	$ 2,818,839
Reinvestment of distributions	176	2,143	1,646	19,886
Shares redeemed	(233,266)	(455,109)	(2,184,398)	(4,227,668)
Net increase (decrease)	(191,875)	(149,176)	$ (1,796,824)	$ (1,388,943)
Class C
Shares sold	1,446,722	3,509,446	$ 13,539,771	$ 32,577,911
Reinvestment of distributions	803	23,322	7,518	216,245
Shares redeemed	(3,016,217)	(5,535,239)	(28,226,954)	(51,381,344)
Net increase (decrease)	(1,568,692)	(2,002,471)	$ (14,679,665)	$ (18,587,188)
Institutional Class
Shares sold	14,322,019	43,790,241	$ 133,988,863	$ 406,214,278
Reinvestment of distributions	312,032	1,025,348	2,919,512	9,519,588
Shares redeemed	(26,493,286)	(39,647,339)	(247,593,429)	(368,323,794)
Net increase (decrease)	(11,859,235)	5,168,250	$ (110,685,054)	$ 47,410,072

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements - continued

12. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record in the aggregate of approximately 31% of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2013 and for the year ended August 31, 2012, and the financial highlights for the six months ended February 28, 2013 and for each of the five years in the period ended August 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2013 and for the year ended August 31, 2012, and the financial highlights for the six months ended February 28, 2013 and for each of the five years in the period ended August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 18, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class T ranked below its competitive median for 2011, the total expense ratio of each of Class B and Institutional Class ranked equal to its competitive median for 2011, and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-USAN-0413
1.784905.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.70%
Actual		$ 1,000.00	$ 1,005.00	$ 3.48
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.71%
Actual		$ 1,000.00	$ 1,006.00	$ 3.53
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.51%
Actual		$ 1,000.00	$ 1,002.40	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.56%
Actual		$ 1,000.00	$ 1,001.20	$ 7.74
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,006.90	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 34.0%	U.S. Government and U.S. Government Agency Obligations† 44.5%
AAA 20.0%	AAA 16.6%
AA 9.3%	AA 7.5%
A 16.2%	A 14.9%
BBB 18.7%	BBB 14.0%
BB and Below 0.9%	BB and Below 0.8%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	2.3	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	1.8	1.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 42.3%		Corporate Bonds 35.3%
	U.S. Government and U.S. Government Agency Obligations† 34.0%		U.S. Government and U.S. Government Agency Obligations† 44.5%
	Asset-Backed Securities 14.8%		Asset-Backed Securities 11.8%
	CMOs and Other Mortgage Related Securities 6.3%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.4%		Municipal Bonds 0.5%
	Other Investments 1.5%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.7%	** Foreign investments	12.6%

† Includes NCUA Guaranteed Notes.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 2,210,000	$ 2,215,180
1.3% 7/31/15 (d)	2,620,000	2,634,373
1.65% 4/10/15 (d)	1,310,000	1,324,947
1.875% 9/15/14 (d)	1,270,000	1,288,783
1.95% 3/28/14 (d)	3,076,000	3,109,525
2.3% 1/9/15 (d)	1,330,000	1,359,348
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,094,484
1.625% 3/22/15 (d)	2,300,000	2,329,923
		15,356,563
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,007,976
Media - 0.8%
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,266,181
3.65% 4/30/15	1,310,000	1,389,865
News America, Inc. 5.3% 12/15/14	2,007,000	2,169,133
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,026,715
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,647,820
Walt Disney Co. 1.1% 12/1/17	976,000	975,143
		9,474,857
TOTAL CONSUMER DISCRETIONARY		25,839,396
CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,501,690
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,636,267
1.5% 7/14/14	1,611,000	1,631,724
Beam, Inc. 1.875% 5/15/17	1,366,000	1,391,267
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,151,956
Heineken NV:
0.8% 10/1/15 (d)	1,492,000	1,494,351
1.4% 10/1/17 (d)	556,000	554,308
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,774,915
		14,136,478
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 1,607,000	$ 1,674,761
Walgreen Co. 1% 3/13/15	1,695,000	1,699,987
		3,374,748
Food Products - 0.8%
General Mills, Inc.:
0.875% 1/29/16	971,000	974,586
1.55% 5/16/14	1,200,000	1,214,470
Kellogg Co. 0.5221% 2/13/15 (f)	1,685,000	1,686,634
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,733,398
Kraft Foods, Inc. 2.625% 5/8/13	2,575,000	2,584,010
		9,193,098
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,487,878
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,238,767
6.75% 6/15/17	1,032,000	1,246,162
		4,972,807
TOTAL CONSUMER STAPLES		31,677,131
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,013,770
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,431,836
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,485,622
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,222,762
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	969,916
5.65% 4/1/13	1,227,000	1,231,080
Gazstream SA 5.625% 7/22/13 (d)	105,224	106,340
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,818,383
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,347,192
3.875% 1/27/16	1,151,000	1,203,239
Phillips 66:
1.95% 3/5/15	2,620,000	2,677,664
2.95% 5/1/17	650,000	687,852
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,498,778
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (d)	$ 1,835,000	$ 1,905,391
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	323,431
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,225,732
Total Capital International SA 0.75% 1/25/16	1,403,000	1,407,168
		22,542,386
TOTAL ENERGY		23,556,156
FINANCIALS - 25.2%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,100,211
2.375% 1/22/18	2,200,000	2,229,027
3.7% 8/1/15	2,000,000	2,112,908
5.125% 1/15/15	5,117,000	5,481,745
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,284,968
JPMorgan Chase & Co.:
0.9081% 2/26/16 (f)	1,000,000	999,721
0.964% 10/15/15 (f)	1,768,000	1,777,662
1.1% 10/15/15	1,080,000	1,083,664
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,003,162
Morgan Stanley:
1.75% 2/25/16	966,000	970,300
2.875% 1/24/14	1,200,000	1,222,399
2.875% 7/28/14	452,000	463,358
4.1% 1/26/15	554,000	580,886
4.2% 11/20/14	400,000	419,195
6% 5/13/14	2,690,000	2,842,032
State Street Corp. 4.3% 5/30/14	1,110,000	1,162,924
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,213,280
UBS AG Stamford Branch:
1.3005% 1/28/14 (f)	924,000	930,061
2.25% 1/28/14	1,453,000	1,474,650
		30,352,153
Commercial Banks - 10.9%
ABN AMRO Bank NV 2.0715% 1/30/14 (d)(f)	1,700,000	1,720,995
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,227,530
Australia & New Zealand Banking Group Ltd. 0.9% 2/12/16	1,670,000	1,675,513
Bank of America NA 5.3% 3/15/17	250,000	280,237
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of England 0.5% 3/6/15 (d)	$ 3,902,000	$ 3,912,535
Bank of Nova Scotia:
1.375% 12/18/17	1,069,000	1,069,290
1.85% 1/12/15	3,131,000	3,204,867
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	2,200,000	2,200,900
Barclays Bank PLC 1.345% 1/13/14 (f)	4,500,000	4,525,403
BB&T Corp. 2.05% 4/28/14	2,710,000	2,754,571
BNP Paribas 0.705% 4/8/13 (f)	965,000	965,312
Commonwealth Bank of Australia:
1.038% 3/17/14 (d)(f)	1,440,000	1,449,135
1.95% 3/16/15	1,310,000	1,343,814
3.5% 3/19/15 (d)	1,300,000	1,373,884
Credit Suisse New York Branch:
1.265% 1/14/14 (f)	1,400,000	1,409,621
2.2% 1/14/14	6,582,000	6,676,919
Danske Bank A/S 1.355% 4/14/14 (d)(f)	1,800,000	1,809,907
Discover Bank 2% 2/21/18	2,500,000	2,508,350
Fifth Third Bancorp 3.625% 1/25/16	673,000	721,462
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,201,687
KeyBank NA:
1.65% 2/1/18	735,000	742,666
5.8% 7/1/14	4,064,000	4,336,373
KeyCorp. 6.5% 5/14/13	1,500,000	1,517,345
Marshall & Ilsley Bank 5% 1/17/17	86,000	94,545
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	1,630,000	1,624,626
National Australia Bank Ltd.:
0.602% 1/22/15 (d)(f)	2,000,000	1,999,286
2% 3/9/15	1,310,000	1,344,322
National Bank of Canada 1.5% 6/26/15	1,794,000	1,821,089
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,842,687
PNC Bank NA 0.8% 1/28/16	3,000,000	3,008,679
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,750,427
3.625% 2/8/15	1,445,000	1,526,014
Rabobank (Netherlands) NV:
1.85% 1/10/14	5,323,000	5,386,557
2.125% 10/13/15	862,000	889,852
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,307,696
Royal Bank of Canada:
0.603% 4/17/14 (f)	1,400,000	1,404,987
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada: - continued
0.8% 10/30/15	$ 2,180,000	$ 2,184,685
1.125% 1/15/14	553,000	556,886
1.45% 10/30/14	2,332,000	2,371,982
1.5% 1/16/18	2,210,000	2,226,688
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,739,000	2,819,420
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	1,970,000	2,004,199
1.9% 1/12/15 (d)	1,600,000	1,629,683
1.95% 1/14/14 (d)	2,400,000	2,420,477
SunTrust Banks, Inc.:
0.5781% 8/24/15 (f)	500,000	491,501
0.608% 4/1/15 (f)	2,270,000	2,226,096
3.5% 1/20/17	424,000	456,317
3.6% 4/15/16	1,025,000	1,098,071
5% 9/1/15	1,059,000	1,153,891
The Toronto Dominion Bank:
0.7485% 11/1/13 (f)	1,400,000	1,403,784
1.375% 7/14/14	3,000,000	3,031,887
U.S. Bancorp 4.2% 5/15/14	1,770,000	1,849,666
Wachovia Bank NA 0.678% 11/3/14 (f)	1,820,000	1,822,967
Wells Fargo & Co.:
0.5005% 10/28/15 (f)	5,000,000	4,977,835
3.625% 4/15/15	2,400,000	2,547,468
Wells Fargo Bank NA 0.5001% 5/16/16 (f)	1,000,000	986,509
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,217,706
1.041% 3/31/14 (d)(f)	1,300,000	1,309,866
1.125% 9/25/15	2,685,000	2,707,165
2% 8/14/17	2,250,000	2,313,918
		120,437,750
Consumer Finance - 4.6%
American Express Credit Corp.:
0.7431% 11/13/15 (f)	2,735,000	2,741,676
0.875% 11/13/15	1,090,000	1,089,622
2.75% 9/15/15	2,530,000	2,646,195
2.8% 9/19/16	970,000	1,026,523
American Honda Finance Corp.:
0.743% 5/8/14 (d)(f)	1,000,000	1,004,891
1.45% 2/27/15 (d)	1,310,000	1,328,278
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
0.9355% 11/6/15 (f)	$ 1,000,000	$ 1,001,092
1% 11/6/15	1,090,000	1,086,053
2.125% 7/15/14	2,639,000	2,684,499
2.15% 3/23/15	1,300,000	1,328,977
7.375% 5/23/14	2,500,000	2,697,045
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	733,963
Ford Motor Credit Co. LLC:
2.75% 5/15/15	2,000,000	2,043,366
3% 6/12/17	2,450,000	2,512,372
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,303,144
1.002% 4/24/14 (f)	1,310,000	1,319,550
1.625% 7/2/15	3,165,000	3,220,751
2.15% 1/9/15	10,668,000	10,961,274
2.25% 11/9/15	3,150,000	3,264,112
HSBC USA, Inc.:
1.625% 1/16/18	963,000	967,306
2.375% 2/13/15	2,353,000	2,426,089
Hyundai Capital America 1.625% 10/2/15 (d)	851,000	857,159
Toyota Motor Credit Corp. 0.703% 1/17/14 (f)	2,000,000	2,006,044
		50,249,981
Diversified Financial Services - 4.7%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	517,954
Bank of America Corp.:
1.25% 1/11/16	2,200,000	2,193,492
1.5% 10/9/15	1,000,000	1,003,095
1.855% 7/11/14 (f)	2,780,000	2,817,171
3.7% 9/1/15	3,960,000	4,180,220
BP Capital Markets PLC:
0.9095% 3/11/14 (f)	2,210,000	2,222,173
1.7% 12/5/14	1,320,000	1,345,979
2.248% 11/1/16	1,320,000	1,374,005
Citigroup, Inc.:
1.238% 4/1/14 (f)	500,000	502,032
1.25% 1/15/16	4,049,000	4,038,104
1.755% 1/13/14 (f)	3,558,000	3,593,552
2.2931% 8/13/13 (f)	650,000	655,227
2.65% 3/2/15	3,350,000	3,439,432
5.125% 5/5/14	1,022,000	1,069,808
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.375% 8/12/14	$ 2,900,000	$ 3,118,730
6.5% 8/19/13	1,733,000	1,779,885
Export Development Canada 1.5% 5/15/14	800,000	811,886
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,118,589
3.7% 1/20/15	7,280,000	7,666,757
MassMutual Global Funding II 0.685% 1/14/14 (d)(f)	4,242,000	4,256,512
MetLife Institutional Funding II 0.675% 1/6/15 (d)(f)	1,000,000	1,001,117
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	270,000	277,933
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,871,682
		51,855,335
Insurance - 1.8%
American International Group, Inc.:
3% 3/20/15	1,050,000	1,091,725
3.8% 3/22/17	818,000	888,283
4.25% 9/15/14	2,270,000	2,384,483
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,358,336
Berkshire Hathaway, Inc.:
0.9901% 8/15/14 (f)	1,400,000	1,413,772
1.55% 2/9/18	1,110,000	1,124,884
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	470,500
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	2,559,000	2,553,150
2% 1/9/15 (d)	4,359,000	4,471,732
2.5% 9/29/15 (d)	1,000,000	1,040,736
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,221,202
Principal Life Global Funding II 0.93% 7/9/14 (d)(f)	2,000,000	2,013,096
		20,031,899
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	403,281
Equity One, Inc. 5.375% 10/15/15	144,000	157,310
Health Care REIT, Inc. 2.25% 3/15/18	341,000	344,074
		904,665
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	780,269
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 484,000	$ 511,441
5.3% 5/30/13	1,511,000	1,527,662
Tanger Properties LP 6.15% 11/15/15	404,000	458,150
Ventas Realty LP 2% 2/15/18	696,000	697,941
		3,975,463
TOTAL FINANCIALS		277,807,246
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,326,832
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	135,486
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	2,013,813
McKesson Corp. 0.95% 12/4/15	213,000	213,646
WellPoint, Inc.:
1.25% 9/10/15	357,000	359,761
1.875% 1/15/18	647,000	653,774
		3,376,480
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15 (d)	1,100,000	1,109,031
1.75% 11/6/17 (d)	1,865,000	1,888,555
Sanofi SA:
1.2% 9/30/14	920,000	930,396
2.625% 3/29/16	1,263,000	1,330,478
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,224,357
Zoetis, Inc.:
1.15% 2/1/16 (d)	978,000	980,901
1.875% 2/1/18 (d)	174,000	174,617
		7,638,335
TOTAL HEALTH CARE		12,341,647
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,567,268
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (h)	$ 753,174	$ 738,111
Industrial Conglomerates - 0.2%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,335,121
General Electric Co. 0.85% 10/9/15	1,143,000	1,146,576
		2,481,697
TOTAL INDUSTRIALS		4,787,076
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,218,668
2.625% 12/9/14	1,330,000	1,360,852
		2,579,520
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	687,126
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,683,819
The Western Union Co. 2.375% 12/10/15	490,000	497,982
		2,181,801
Office Electronics - 0.5%
Xerox Corp. 1.1101% 5/16/14 (f)	5,738,000	5,727,471
TOTAL INFORMATION TECHNOLOGY		11,175,918
MATERIALS - 0.6%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	594,000	591,309
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,414,854
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,993,043
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,546,594
		5,954,491
TOTAL MATERIALS		6,545,800
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	751,665
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
1.4% 12/1/17	$ 1,100,000	$ 1,097,535
2.5% 8/15/15	2,320,000	2,415,967
2.95% 5/15/16	1,200,000	1,273,534
British Telecommunications PLC 2% 6/22/15	3,350,000	3,434,507
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,158,102
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,275,968
Qwest Corp. 3.558% 6/15/13 (f)	3,110,000	3,119,159
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,827,026
		17,353,463
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV 2.375% 9/8/16	1,532,000	1,586,377
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,645,750
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,481,581
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,498,108
		9,211,816
TOTAL TELECOMMUNICATION SERVICES		26,565,279
UTILITIES - 4.3%
Electric Utilities - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	454,000	455,473
Appalachian Power Co. 0.6651% 8/16/13 (f)	2,520,000	2,523,442
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,464,417
Duke Energy Corp. 3.95% 9/15/14	1,441,000	1,511,184
Entergy Louisiana LLC 1.875% 12/15/14	748,000	763,391
FirstEnergy Corp. 2.75% 3/15/18	485,000	484,952
FirstEnergy Solutions Corp. 4.8% 2/15/15	3,566,000	3,809,265
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,391,181
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,256,615
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,786,045
Northeast Utilities 1.059% 9/20/13 (f)	3,490,000	3,501,629
Pacific Gas & Electric Co.:
5.625% 11/30/17	1,774,000	2,125,364
6.25% 12/1/13	1,278,000	1,331,932
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,139,929
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 6.05% 3/15/14	$ 1,532,000	$ 1,616,308
Southern Co. 4.15% 5/15/14	412,000	429,591
		29,590,718
Independent Power Producers & Energy Traders - 0.3%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,916,626
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	849,893
1.95% 8/15/16	848,000	875,324
2.25% 9/1/15	1,300,000	1,346,751
2.611% 9/30/66 (f)	1,336,000	1,247,944
DTE Energy Co. 1.0105% 6/3/13 (f)	3,081,000	3,085,255
NiSource Finance Corp.:
5.4% 7/15/14	1,000,000	1,060,475
6.15% 3/1/13	1,790,000	1,790,000
PG&E Corp. 5.75% 4/1/14	590,000	620,866
Sempra Energy:
1.068% 3/15/14 (f)	1,515,000	1,521,487
2% 3/15/14	2,435,000	2,466,404
		14,864,399
TOTAL UTILITIES		47,371,743
TOTAL NONCONVERTIBLE BONDS (Cost $459,465,308)		467,667,392
U.S. Government and Government Agency Obligations - 25.1%

U.S. Government Agency Obligations - 5.7%
Fannie Mae:
0.5% 5/27/15	8,541,000	8,567,955
0.5% 7/2/15	10,824,000	10,855,660
0.5% 9/28/15	22,889,000	22,943,865
0.5% 3/30/16	9,073,000	9,078,580
0.875% 12/20/17	985,000	986,529
0.875% 2/8/18	1,177,000	1,177,501
1.625% 10/26/15	5,050,000	5,211,378
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
1% 9/29/17	$ 2,727,000	$ 2,751,469
1.75% 9/10/15	1,397,000	1,444,627
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,017,564
U.S. Treasury Obligations - 19.2%
U.S. Treasury Notes:
0.25% 1/15/15	14,999,000	15,002,510
0.25% 7/15/15	42,805,000	42,764,849
0.25% 9/15/15	55,000,000	54,926,949
0.375% 11/15/14	22,073,000	22,128,183
0.375% 1/15/16	32,000,000	32,037,504
1.375% 11/30/15	32,008,000	32,925,733
1.75% 7/31/15	12,067,000	12,489,345
TOTAL U.S. TREASURY OBLIGATIONS		212,275,073
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,739,423
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $276,231,722)		277,032,060
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 2.4%
2.225% 10/1/33 (f)	54,246	56,983
2.239% 3/1/35 (f)	43,567	45,929
2.332% 3/1/35 (f)	26,115	27,771
2.332% 5/1/35 (f)	497,172	527,959
2.367% 12/1/33 (f)	295,701	314,326
2.38% 7/1/35 (f)	1,653,822	1,759,236
2.421% 11/1/36 (f)	87,210	93,082
2.429% 12/1/34 (f)	292,776	313,496
2.441% 10/1/35 (f)	40,068	41,853
2.524% 10/1/33 (f)	79,359	84,610
2.53% 5/1/33 (f)	10,798	11,440
2.539% 10/1/41 (f)	950,272	994,051
2.613% 7/1/35 (f)	478,252	509,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.674% 11/1/34 (f)	$ 251,541	$ 268,312
2.688% 9/1/41 (f)	1,109,107	1,160,595
2.69% 10/1/35 (f)	615,357	654,292
2.72% 2/1/35 (f)	564,177	598,309
2.736% 8/1/41 (f)	1,393,755	1,461,823
2.741% 7/1/35 (f)	182,509	195,709
2.769% 11/1/36 (f)	620,897	667,651
2.806% 8/1/35 (f)	363,134	389,013
2.911% 4/1/35 (f)	174,392	186,262
3.014% 8/1/41 (f)	335,133	349,742
3.189% 1/1/40 (f)	682,813	713,584
3.212% 10/1/35 (f)	120,892	129,045
3.476% 3/1/40 (f)	524,489	548,279
3.5% 1/1/26 to 5/1/27	5,769,225	6,176,244
3.528% 12/1/39 (f)	187,319	195,709
3.617% 3/1/40 (f)	704,444	740,570
4.5% 6/1/19 to 7/1/20	646,694	695,979
5.5% 11/1/17 to 11/1/34	6,255,500	6,844,611
6.5% 4/1/13 to 6/1/16	166,198	171,104
7% 1/1/16 to 11/1/18	40,408	43,148
7.5% 10/1/14	4,213	4,393
TOTAL FANNIE MAE		26,974,621
Freddie Mac - 1.5%
2.373% 1/1/35 (f)	84,571	90,079
2.663% 11/1/35 (f)	363,911	385,087
2.745% 4/1/35 (f)	635,097	677,301
2.844% 6/1/37 (f)	375,612	403,896
2.881% 8/1/36 (f)	188,446	202,636
2.971% 8/1/41 (f)	731,214	768,978
2.985% 8/1/34 (f)	102,728	108,890
3% 8/1/21	1,975,971	2,078,088
3.086% 9/1/41 (f)	403,865	422,128
3.5% 1/1/26	735,549	785,181
3.573% 4/1/40 (f)	488,130	513,078
3.604% 4/1/40 (f)	386,454	407,527
4% 6/1/24 to 4/1/26	6,548,586	7,010,565
4.5% 8/1/18 to 11/1/18	2,104,778	2,243,655
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 64,293	$ 76,351
12% 11/1/19	939	985
TOTAL FREDDIE MAC		16,174,425
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	312,787	363,537
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,540,597)		43,512,583
Asset-Backed Securities - 14.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	386,623	384,356
Series 2005-1 Class M1, 0.6717% 4/25/35 (f)	100,277	92,862
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8767% 4/25/35 (f)	6,214	6,150
Ally Auto Receivables Trust:
Series 2011-2 Class A3, 1.18% 4/15/15	690,475	692,426
Series 2011-3 Class A3, 0.97% 8/17/15	1,167,995	1,171,397
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,130,682
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	511,485
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,430,358
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,512,059
Series 2011-5 Class A1, 0.8512% 6/15/15 (f)	2,720,000	2,722,467
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,662,307
Series 2012-2 Class A, 0.7012% 3/15/16 (f)	1,300,000	1,300,503
Series 2012-3 Class A2, 1.21% 6/15/17	2,630,000	2,644,353
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,499,454
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,204,065
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,730,696
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	728,180	729,119
Series 2011-1 Class A3, 1.39% 9/8/15	567,052	568,777
Series 2011-2 Class A3, 1.61% 10/8/15	1,613,248	1,619,771
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	652,492
Series 2011-4 Class AS, 0.92% 3/9/15	539,227	539,687
Series 2011-5 Class A2, 1.19% 8/8/15	272,251	272,886
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2012-1 Class A2, 0.91% 10/8/15	$ 615,334	$ 616,730
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	816,781
Series 2012-5 Class A3, 0.92% 6/8/17	1,610,000	1,609,992
Americredit Auto Receivables Trust Series 2013-1:
Class A2, 0.49% 6/8/16	760,000	760,310
Class A3, 0.61% 10/10/17	2,240,000	2,239,915
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0267% 4/25/34 (f)	12,491	9,570
Series 2005-R2 Class M1, 0.6517% 4/25/35 (f)	262,030	255,602
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (f)	82,560	71,359
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (f)	161,268	56,875
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,838,073
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(f)	2,000,000	1,997,283
BMW Vehicle Lease Trust Series 2012-1 Class A3, 0.75% 2/20/15	1,410,000	1,414,301
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	1,121,918	1,125,163
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	506,594	508,624
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	5,860,000	5,849,165
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(f)	84,886	77,565
Class B, 0.9507% 7/20/39 (d)(f)	373,480	170,538
Class C, 1.3007% 7/20/39 (d)(f)	478,070	148
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (f)	228,766	117,929
Chase Issuance Trust:
Series 2012-A Class A1, 0.3012% 5/16/16 (f)	2,000,000	2,001,064
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	4,986,835
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	870,212	871,431
Class A3, 1.1% 8/22/16 (d)	1,800,000	1,804,802
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/7/17	2,990,000	2,989,902
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (f)	25,161	24,295
Series 2004-2 Class 3A4, 0.7017% 7/25/34 (f)	62,430	56,887
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.6567% 4/25/34 (f)	$ 20,061	$ 9,502
Series 2004-4 Class M2, 0.9967% 6/25/34 (f)	74,616	66,191
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,940,133
Series 2012-A2 Class A2, 0.3512% 10/17/16 (f)	3,000,000	3,002,533
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,451,668
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,579,316
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,680,000	1,689,555
Fannie Mae Series 2004-T5:
Class AB1, 0.7272% 5/28/35 (f)	159,655	129,444
Class AB3, 1.0332% 5/28/35 (f)	67,441	52,066
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (f)	36,914	26,912
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4817% 10/25/35 (f)	82,006	81,766
Ford Credit Auto Lease Trust:
Series 2012-A Class A3, 0.85% 1/15/15	820,000	822,567
Series 2012-B:
Class A2, 0.54% 11/15/14	520,000	520,354
Class A3, 0.57% 9/15/15	1,240,000	1,241,266
Ford Credit Auto Owner Trust Series 2012-B Class A3, 0.72% 12/15/16	1,950,000	1,956,204
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,089,204
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,116,429
Series 2012-1 Class A, 0.6712% 1/15/16 (f)	5,000,000	5,014,240
Series 2012-4 Class A1, 0.74% 9/15/16	2,380,000	2,386,874
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,378,748
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6267% 11/25/34 (f)	104,293	5,298
Class M5, 1.7017% 11/25/34 (f)	55,183	970
Series 2005-A:
Class M3, 0.9367% 1/25/35 (f)	120,398	51,362
Class M4, 1.2217% 1/25/35 (f)	46,138	5,447
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(f)	298,000	202,789
GE Business Loan Trust Series 2003-1 Class A, 0.6312% 4/15/31 (d)(f)	19,515	18,580
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	$ 2,450,000	$ 2,475,012
Series 2012-4 Class A, 0.5012% 6/15/18 (f)	3,995,000	4,003,452
Series 2012-5 Class A, 0.97% 6/15/18	3,380,000	3,411,288
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,054,432
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	915,359	916,525
Series 2012-2 Class A2, 0.47% 4/24/15	1,700,000	1,699,803
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(f)	1,728,962	1,707,350
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4917% 8/25/33 (f)	80,822	74,313
Series 2003-5 Class A2, 0.9017% 12/25/33 (f)	44,160	37,104
Series 2004-1 Class M2, 1.9017% 6/25/34 (f)	71,529	57,506
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	648,595
Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,616,450
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (f)	157,118	76,440
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	1,196,986	1,202,721
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (f)	157,766	152,749
Keycorp Student Loan Trust Series 1999-A Class A2, 0.64% 12/27/29 (f)	56,686	54,148
Marriott Vacation Club Owner Trust Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	43,833	43,783
Class C, 6.125% 4/20/28 (d)	43,833	43,764
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (f)	84,461	946
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	3,260,000	3,261,088
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	1,410,000	1,414,272
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,314,459
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (f)	119,572	100,096
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (f)	167,544	149,494
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (f)	138,792	120,696
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (f)	69,376	34,818
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (f)	50,738	46,200
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (f)	$ 52,840	$ 2,153
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,844,307
Series 2011-B Class A3, 0.92% 2/16/15	930,000	933,095
Nissan Auto Receivables Owner Trust Series 2011-B Class A3, 0.95% 2/16/16	950,000	956,184
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6757% 5/15/17 (f)	2,900,000	2,917,199
Series 2013-A Class A, 0.5017% 2/15/18 (f)	2,000,000	2,000,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0505% 10/30/45 (f)	488,838	475,268
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(f)	71,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(f)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (f)	797,630	638,347
Class M4, 1.6517% 9/25/34 (f)	1,086,724	319,294
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (f)	187,294	152,147
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (f)	648	603
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	212,798	213,005
Series 2011-4 Class A2, 1.37% 3/16/15	499,487	500,757
Series 2012-1 Class A2, 1.25% 4/15/15	632,506	634,384
Series 2012-2 Class A2, 0.91% 5/15/15	970,049	972,273
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	915,630
Series 2012-4 Class A3, 1.04% 8/15/16	1,620,000	1,630,976
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,325,498
Series 2013-1 Class A2, 0.48% 2/16/16	2,630,000	2,629,767
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (f)	150,854	125,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(f)	32,616	32,400
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.888% 6/15/33 (f)	256,974	176,123
Class C, 1.258% 6/15/33 (f)	1,171,983	800,829
Series 2004-B:
Class A2, 0.508% 6/15/21 (f)	1,180,447	1,162,545
Class C, 1.178% 9/15/33 (f)	1,789,879	1,214,798
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4837% 9/25/19 (f)	$ 2,189,000	$ 2,188,997
Series 2013-1 Class A2, 0.4512% 9/25/19 (f)	2,790,000	2,790,073
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (f)	7,313	3,050
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (f)	86,903	78,711
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,205,181	2,215,053
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(f)	1,390,734	1,216,893
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	915,888
TOTAL ASSET-BACKED SECURITIES (Cost $164,767,109)		162,887,974
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 1.2%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(f)	315,699	316,353
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (f)	33,886	33,971
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(f)	539,696	535,949
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	250,564	252,186
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.3891% 11/20/56 (d)(f)	281,228	281,169
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(f)	1,727,538	1,692,987
Class C2, 1.4007% 12/20/54 (d)(f)	762,000	648,462
Series 2006-2:
Class A4, 0.2807% 12/20/54 (f)	569,879	558,482
Class C1, 1.1407% 12/20/54 (f)	3,254,000	2,769,154
Series 2006-3 Class C2, 1.2007% 12/20/54 (f)	142,000	120,842
Series 2006-4:
Class B1, 0.3807% 12/20/54 (f)	381,000	355,473
Class C1, 0.9607% 12/20/54 (f)	233,000	198,283
Class M1, 0.5407% 12/20/54 (f)	100,000	89,500
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (f)	$ 235,000	$ 199,985
Class 1M1, 0.5007% 12/20/54 (f)	153,000	136,935
Class 2C1, 1.0607% 12/20/54 (f)	107,000	91,057
Class 2M1, 0.7007% 12/20/54 (f)	196,000	175,420
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (f)	272,000	231,472
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (f)	499,216	493,400
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.702% 1/20/44 (f)	198,365	196,446
Class 1C, 2.752% 1/20/44 (f)	54,183	52,047
Series 2004-1 Class 2A1, 0.629% 3/20/44 (f)	2,760,494	2,728,334
Series 2004-3 Class 2A1, 0.589% 9/20/44 (f)	907,291	896,721
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (f)	86,112	62,952
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (f)	131,418	113,482
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5492% 7/10/35 (d)(f)	56,785	49,954
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(f)	8,767	8,532
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (f)	4,036	3,780
TOTAL PRIVATE SPONSOR		13,293,328
U.S. Government Agency - 4.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7017% 9/25/23 (f)	217,476	218,257
Series 2013-9 Class FA 0.5517% 3/25/42 (f)	3,240,000	3,243,441
floater planned amortization class Series 2005-90 Class FC, 0.4517% 10/25/35 (f)	804,249	804,391
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,614,194	1,733,304
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	207,022	209,310
Series 2012-94 Class E, 3% 6/25/22	937,745	983,790
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	321,272	359,825
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2003-76 Class BA, 4.5% 3/25/18	$ 396,652	$ 410,696
Series 2009-31 Class A, 4% 2/25/24	306,956	320,533
Series 2010-135 Class DE, 2.25% 4/25/24	1,063,387	1,082,585
Series 2011-16 Class FB, 0.3517% 3/25/31 (f)	2,231,373	2,229,685
Series 2010-123 Class DL, 3.5% 11/25/25	520,662	542,949
Series 2010-143 Class B, 3.5% 12/25/25	818,595	860,813
Series 2011-23 Class AB, 2.75% 6/25/20	671,460	694,207
target amortization Series 2008-29 Class BG 4.7% 12/25/35	524,133	554,739
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4512% 2/15/26 (f)	1,345,086	1,347,809
Freddie Mac:
floater:
Series 2711 Class FC, 1.1012% 2/15/33 (f)	1,741,979	1,769,088
Series 3346 Class FA, 0.4312% 2/15/19 (f)	2,600,238	2,603,873
floater planned amortization class Series 3117 Class JF, 0.5012% 2/15/36 (f)	919,886	921,250
floater sequential payer Series 3387 Class DF, 0.3812% 10/15/17 (f)	278,646	278,645
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	252,704	263,600
Series 2866 Class XE, 4% 12/15/18	486,179	500,845
Series 3081 Class CP 5.5% 10/15/34	2,837,838	2,947,416
Series 3792 Class DF, 0.6012% 11/15/40 (f)	2,307,004	2,314,831
Series 3820 Class DA, 4% 11/15/35	865,613	944,251
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	426,032	438,659
Series 3560 Class LA, 2% 8/15/14	56,626	56,647
Series 3573 Class LC, 1.85% 8/15/14	345,298	346,822
Series 3659 Class EJ 3% 6/15/18	1,494,453	1,542,362
Series 3696 Class AE, 1.2% 7/15/15	617,822	621,276
Series 3949 Class MK, 4.5% 10/15/34	590,000	660,828
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2013-37 Class F, 0.4722% 6/20/40 (e)(f)	890,000	890,000
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0247% 4/20/40 (f)	907,988	922,694
Series 2012-113 Class FJ, 0.4547% 1/20/42 (f)	1,776,915	1,782,278
Series 2012-149 Class MF, 0.4547% 12/20/42 (f)	3,321,729	3,320,075
Series 2013-9 Class F, 0.4507% 1/20/43 (f)	2,366,990	2,374,176
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization class Series 2005-47 Class FX, 0.3547% 5/20/34 (f)	$ 3,365,356	$ 3,364,714
floater sequential payer:
Series 2010-120 Class FB 0.5047% 9/20/35 (f)	1,285,869	1,287,857
Series 2011-150 Class D, 3% 4/20/37	743,591	762,021
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	558,353	571,203
Series 2010-99 Class PT, 3.5% 8/20/33	674,216	692,556
Series 2012-149 Class LF, 0.4547% 12/20/42 (f)	1,373,367	1,372,684
Series 2012-97 Class JF, 0.4517% 8/16/42 (f)	1,667,809	1,670,006
TOTAL U.S. GOVERNMENT AGENCY		50,816,991
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,844,208)		64,110,319
Commercial Mortgage Securities - 5.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (f)(g)	391,841	12,861
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(f)	46,101	45,640
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(f)	1,950,000	1,967,681
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(f)	6,863	5,019
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(f)	41,160	34,459
Class M1, 0.6417% 11/25/35 (d)(f)	7,509	4,872
Class M2, 0.6917% 11/25/35 (d)(f)	9,534	6,082
Class M3, 0.7117% 11/25/35 (d)(f)	8,532	5,333
Class M4, 0.8017% 11/25/35 (d)(f)	10,630	5,150
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(f)	751,109	592,442
Class B1, 1.6017% 1/25/36 (d)(f)	50,540	7,799
Class M1, 0.6517% 1/25/36 (d)(f)	236,237	131,269
Class M2, 0.6717% 1/25/36 (d)(f)	89,645	47,071
Class M3, 0.7017% 1/25/36 (d)(f)	96,344	49,637
Class M4, 0.8117% 1/25/36 (d)(f)	49,299	23,927
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M5, 0.8517% 1/25/36 (d)(f)	$ 49,299	$ 17,384
Class M6, 0.9017% 1/25/36 (d)(f)	50,029	13,456
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(f)	23,300	18,868
Class M1, 0.5817% 4/25/36 (d)(f)	8,333	5,370
Class M2, 0.6017% 4/25/36 (d)(f)	8,805	5,454
Class M3, 0.6217% 4/25/36 (d)(f)	7,576	4,513
Class M4, 0.7217% 4/25/36 (d)(f)	4,293	2,468
Class M5, 0.7617% 4/25/36 (d)(f)	4,167	2,291
Class M6, 0.8417% 4/25/36 (d)(f)	8,308	3,496
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(f)	230,204	180,451
Class A2, 0.4817% 7/25/36 (d)(f)	20,783	16,347
Class B1, 1.0717% 7/25/36 (d)(f)	7,781	1,397
Class M1, 0.5117% 7/25/36 (d)(f)	21,805	10,369
Class M2, 0.5317% 7/25/36 (d)(f)	15,385	6,887
Class M3, 0.5517% 7/25/36 (d)(f)	12,761	5,423
Class M4, 0.6217% 7/25/36 (d)(f)	8,617	2,135
Class M5, 0.6717% 7/25/36 (d)(f)	10,592	2,481
Class M6, 0.7417% 7/25/36 (d)(f)	15,803	3,306
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(f)	17,397	2,632
Class M5, 0.6817% 10/25/36 (d)(f)	20,543	1,089
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(f)	12,494	400
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(f)	361,147	208,885
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(f)	62,214	43,575
Class A2, 0.5217% 7/25/37 (d)(f)	58,270	28,431
Class M1, 0.5717% 7/25/37 (d)(f)	20,768	5,709
Class M2, 0.6117% 7/25/37 (d)(f)	11,654	1,989
Class M3, 0.6917% 7/25/37 (d)(f)	11,803	1,187
Class M4, 0.8517% 7/25/37 (d)(f)	22,726	1,394
Class M5, 0.9517% 7/25/37 (d)(f)	20,096	894
Class M6, 1.2017% 7/25/37 (d)(f)	13,083	114
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(f)	88,945	46,301
Class B1, 1.1517% 7/25/37 (d)(f)	76,544	5,847
Class B2, 1.8017% 7/25/37 (d)(f)	33,299	1,778
Class M1, 0.5117% 7/25/37 (d)(f)	67,197	22,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M2, 0.5417% 7/25/37 (d)(f)	$ 70,648	$ 19,726
Class M3, 0.5717% 7/25/37 (d)(f)	114,358	24,846
Class M4, 0.7017% 7/25/37 (d)(f)	180,838	30,494
Class M5, 0.8017% 7/25/37 (d)(f)	90,148	12,903
Class M6, 1.0017% 7/25/37 (d)(f)	70,402	8,502
Series 2007-4A:
Class A2, 0.7517% 9/25/37 (d)(f)	814,701	144,178
Class M1, 1.1517% 9/25/37 (d)(f)	126,242	11,736
Class M2, 1.2517% 9/25/37 (d)(f)	126,242	9,710
Class M4, 1.8017% 9/25/37 (d)(f)	332,687	16,239
Class M5, 1.9517% 9/25/37 (d)(f)	211,626	6,745
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(g)	7,534,273	69,433
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(f)	47,343	46,882
Class J, 1.0512% 3/15/19 (d)(f)	51,667	49,121
Series 2007-BBA8:
Class A2, 0.3512% 3/15/22 (d)(f)	114,346	113,713
Class D, 0.4512% 3/15/22 (d)(f)	52,963	50,022
Class E, 0.5012% 3/15/22 (d)(f)	275,033	254,258
Class F, 0.5512% 3/15/22 (d)(f)	168,653	152,541
Class G, 0.6012% 3/15/22 (d)(f)	43,346	38,338
Class H, 0.7512% 3/15/22 (d)(f)	52,963	45,785
Class J, 0.9012% 3/15/22 (d)(f)	52,963	44,461
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,414,693
Series 2005-PWR9 Class X2, 0.3653% 9/11/42 (d)(f)(g)	24,675,481	58,925
Series 2005-T18 Class A4, 4.933% 2/13/42	1,884,729	2,018,976
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(f)	82,236	76,693
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (d)(f)(g)	8,571,648	134,592
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2194% 7/15/44 (f)	640,000	702,410
Citigroup Commercial Mortgage Trust floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(f)	10,371	9,967
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4852% 10/15/48 (f)(g)	40,021,201	133,191
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(f)	$ 16,086	$ 14,349
Series 2005-FL11:
Class F, 0.6512% 11/15/17 (d)(f)	18,996	17,273
Class G, 0.7012% 11/15/17 (d)(f)	13,167	11,709
Series 2006-CN2A Class A2FL, 0.4192% 2/5/19 (d)(f)	226,530	225,013
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,004,771	1,010,067
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(f)	630,000	629,240
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	5,370,000	5,635,740
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6649% 12/15/39 (f)(g)	29,436,600	170,497
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (f)(g)	1,212,829	1,509
Series 2003-C4 Class A4, 5.137% 8/15/36	708,442	712,971
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3712% 2/15/22 (d)(f)	236,650	222,414
0.4712% 2/15/22 (d)(f)	84,521	79,183
Class F, 0.5212% 2/15/22 (d)(f)	169,020	158,261
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	273,025	277,656
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(f)	890,000	890,267
Class A2FL, 0.908% 12/5/31 (d)(f)	1,160,000	1,161,432
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,484,688	1,524,526
Series K707 Class A1, 1.615% 9/25/18	1,727,814	1,771,980
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2965% 3/10/44 (f)	1,770,000	1,961,102
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(f)(g)	462,645	7,042
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (f)	542,573	547,750
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,262,028
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(f)	1,170,000	1,125,336
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(f)(g)	$ 60,357,078	$ 296,957
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6477% 6/6/20 (d)(f)	105,970	105,616
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	1,499,304	1,500,715
Class A2, 1.2601% 3/6/20 (d)(f)	460,000	460,808
Class C, 2.0056% 3/6/20 (d)(f)	1,710,000	1,718,199
Class D, 2.2018% 3/6/20 (d)(f)	215,000	216,059
Class E, 2.4764% 3/6/20 (d)(f)	360,000	362,113
Class F, 2.6334% 3/6/20 (d)(f)	180,000	181,056
Class G, 2.7903% 3/6/20 (d)(f)	90,000	90,535
Class H, 3.3004% 3/6/20 (d)(f)	150,000	150,967
Class J, 4.0852% 3/6/20 (d)(f)	215,000	216,497
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	1,340,000	1,403,973
Series 2005-GG4 Class A3, 4.607% 7/10/39	5,485	5,512
Series 2006-GG6 Class A2, 5.506% 4/10/38	276,455	286,323
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (d)(f)	1,880,000	1,884,356
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	612,896	621,786
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	815,636	826,295
Series 2012-GC6 Class A1, 1.282% 1/10/45	389,230	392,482
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	484,216	484,419
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	439,294	448,345
Series 2012-C6 Class A1, 1.0305% 5/15/45	1,072,569	1,079,650
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4312% 11/15/18 (d)(f)	17,283	16,351
Class E, 0.4812% 11/15/18 (d)(f)	24,491	22,681
Class F, 0.5312% 11/15/18 (d)(f)	36,733	32,549
Class G, 0.5612% 11/15/18 (d)(f)	31,925	27,011
Class H, 0.7012% 11/15/18 (d)(f)	24,497	19,747
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	549,018	552,992
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (f)	597,480	616,272
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	205,021	207,377
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	$ 7,932	$ 7,940
Series 2006-C1 Class A2, 5.084% 2/15/31	92,762	92,848
Series 2007-C6 Class A2, 5.845% 7/15/40	339,527	339,974
Series 2004-C8, 4.799% 12/15/29	1,186,768	1,243,164
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (f)(g)	16,194,199	65,797
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (f)(g)	5,753,510	25,874
Series 2007-C2 Class XCP, 0.4823% 2/15/40 (f)(g)	33,180,365	174,894
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5412% 9/15/21 (d)(f)	145,070	137,539
Class G, 0.5612% 9/15/21 (d)(f)	286,588	268,846
Class H, 0.6012% 9/15/21 (d)(f)	73,934	67,879
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	20,566	20,600
Series 2005-MCP1 Class XP, 0.6316% 6/12/43 (f)(g)	7,198,672	13,591
Series 2005-MKB2 Class XP, 0.2487% 9/12/42 (f)(g)	3,253,415	68
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	328,435	329,056
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(g)	12,516,996	141,455
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,218,038	1,222,733
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(f)	45,397	18,216
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(f)	619,371	613,766
Class D, 0.392% 10/15/20 (d)(f)	84,694	78,190
Class E, 0.452% 10/15/20 (d)(f)	105,926	94,614
Class F, 0.502% 10/15/20 (d)(f)	63,569	54,873
Class G, 0.542% 10/15/20 (d)(f)	78,581	63,902
Class H, 0.632% 10/15/20 (d)(f)	49,464	33,794
Class J, 0.782% 10/15/20 (d)(f)	28,557	10,086
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	72,279	72,270
Series 2007-IQ14 Class A2, 5.61% 4/15/49	857,633	882,668
Series 2012-C4 Class A1, 1.085% 3/15/45	1,067,420	1,075,105
Series 2005-HQ5 Class X2, 0.2189% 1/14/42 (f)(g)	8,075,457	145
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	1,130,000	1,278,253
Series 2011-C3 Class A1, 2.178% 7/15/49	1,939,599	1,987,889
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	$ 319,323	$ 321,805
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	704,305	708,858
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(f)	1,117,800	1,100,245
Class E, 0.4812% 9/15/21 (d)(f)	176,861	165,884
Class F, 0.5412% 9/15/21 (d)(f)	238,334	221,564
Class G, 0.5612% 9/15/21 (d)(f)	225,785	204,777
Class J, 0.8012% 9/15/21 (d)(f)	50,198	38,098
Series 2007-WHL8 Class F, 0.6812% 6/15/20 (d)(f)	376,985	332,602
Series 2003-C9 Class A4, 5.012% 12/15/35	1,376,118	1,402,971
Series 2006-C23:
Class A5, 5.416% 1/15/45 (f)	2,290,000	2,562,304
Class X, 0.0906% 1/15/45 (d)(f)(g)	184,080,072	1,473
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(f)(g)	33,690,178	173,670
Series 2007-C31A Class A2, 5.421% 4/15/47	592,064	595,394
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $63,487,683)		61,203,998
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15 (Cost $4,822,733)	4,570,000	4,817,466
Foreign Government and Government Agency Obligations - 0.5%

Ontario Province 0.95% 5/26/15	3,800,000	3,837,141
United Mexican States 6.625% 3/3/15	1,300,000	1,443,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,215,862)		5,280,141
Supranational Obligations - 1.0%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $11,090,898)	11,100,000	11,098,135
Commercial Paper - 0.5%
	Principal Amount	Value
British Telecommunications PLC 1.5% 5/14/13	$ 2,000,000	$ 1,997,813
Vodafone Group PLC yankee:
0.77% 12/30/13	2,000,000	1,988,461
1.25% 3/12/13	1,500,000	1,499,867
TOTAL COMMERCIAL PAPER (Cost $5,480,256)		5,486,141
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $598,825)	598,825	598,825
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,101,000)	$ 2,101,009	2,101,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,097,646,201)		1,105,796,034
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,027,433)
NET ASSETS - 100%		$ 1,104,768,601
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 76,653	$ (40,215)	$ -	$ (40,215)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,359,530 or 11.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $738,111 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 730,602
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,101,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 588,352
Merrill Lynch, Pierce, Fenner & Smith, Inc.	406,546
RBS Securities, Inc.	1,106,102
$ 2,101,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,497
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 467,667,392	$ -	$ 466,929,281	$ 738,111
U.S. Government and Government Agency Obligations	277,032,060	-	277,032,060	-
U.S. Government Agency - Mortgage Securities	43,512,583	-	43,512,583	-
Asset-Backed Securities	162,887,974	-	159,392,646	3,495,328
Collateralized Mortgage Obligations	64,110,319	-	64,110,319	-
Commercial Mortgage Securities	61,203,998	-	61,185,782	18,216
Municipal Securities	4,817,466	-	4,817,466	-
Foreign Government and Government Agency Obligations	5,280,141	-	5,280,141	-
Supranational Obligations	11,098,135	-	11,098,135	-
Commercial Paper	5,486,141	-	5,486,141	-
Money Market Funds	598,825	598,825	-	-
Cash Equivalents	2,101,000	-	2,101,000	-
Total Investments in Securities:	$ 1,105,796,034	$ 598,825	$ 1,100,945,554	$ 4,251,655
Derivative Instruments:
Liabilities
Swap Agreements	$ (40,215)	$ -	$ (40,215)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (40,215)
Total Value of Derivatives	$ -	$ (40,215)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.3%
United Kingdom	4.1%
Canada	2.8%
Australia	1.5%
Netherlands	1.4%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including repurchase agreements of $2,101,000) - See accompanying schedule: Unaffiliated issuers (cost $1,097,047,376)	$ 1,105,197,209
Fidelity Central Funds (cost $598,825)	598,825
Total Investments (cost $1,097,646,201)		$ 1,105,796,034
Cash		475
Receivable for investments sold		1,000,359
Receivable for swap agreements		311
Receivable for fund shares sold		769,352
Interest receivable		3,628,741
Distributions receivable from Fidelity Central Funds		790
Prepaid expenses		2,091
Total assets		1,111,198,153

Liabilities
Payable for investments purchased Regular delivery	$ 2,681,477
Delayed delivery	890,000
Payable for fund shares redeemed	2,126,980
Distributions payable	25,067
Swap agreements, at value	40,215
Accrued management fee	291,423
Distribution and service plan fees payable	131,429
Other affiliated payables	170,869
Other payables and accrued expenses	72,092
Total liabilities		6,429,552

Net Assets		$ 1,104,768,601
Net Assets consist of:
Paid in capital		$ 1,139,101,609
Undistributed net investment income		108,929
Accumulated undistributed net realized gain (loss) on investments		(42,551,556)
Net unrealized appreciation (depreciation) on investments		8,109,619
Net Assets		$ 1,104,768,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($205,422,398 ÷ 21,959,710 shares)	$ 9.35

Maximum offering price per share (100/98.50 of $9.35)	$ 9.49
Class T: Net Asset Value and redemption price per share ($130,567,419 ÷ 13,945,763 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class B: Net Asset Value and offering price per share ($6,207,228 ÷ 662,673 shares)A	$ 9.37

Class C: Net Asset Value and offering price per share ($100,066,194 ÷ 10,688,421 shares)A	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($662,505,362 ÷ 70,761,583 shares)	$ 9.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013

Investment Income
Interest		$ 8,339,701
Income from Fidelity Central Funds		7,497
Total income		8,347,198

Expenses
Management fee	$ 1,737,645
Transfer agent fees	831,934
Distribution and service plan fees	833,311
Accounting and security lending fees	194,830
Custodian fees and expenses	16,017
Independent trustees' compensation	2,205
Registration fees	61,608
Audit	87,062
Legal	2,691
Miscellaneous	4,676
Total expenses before reductions	3,771,979
Expense reductions	(59)	3,771,920
Net investment income (loss)		4,575,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,634,124
Swap agreements	1,538
Total net realized gain (loss)		2,635,662
Change in net unrealized appreciation (depreciation) on: Investment securities	(609,803)
Swap agreements	(3,232)
Total change in net unrealized appreciation (depreciation)		(613,035)
Net gain (loss)		2,022,627
Net increase (decrease) in net assets resulting from operations		$ 6,597,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,575,278	$ 13,063,045
Net realized gain (loss)	2,635,662	3,181,198
Change in net unrealized appreciation (depreciation)	(613,035)	4,946,490
Net increase (decrease) in net assets resulting from operations	6,597,905	21,190,733
Distributions to shareholders from net investment income	(4,417,339)	(14,264,673)
Share transactions - net increase (decrease)	(144,905,684)	(35,012,868)
Total increase (decrease) in net assets	(142,725,118)	(28,086,808)

Net Assets
Beginning of period	1,247,493,719	1,275,580,527
End of period (including undistributed net investment income of $108,929 and distributions in excess of net investment income of $49,010, respectively)	$ 1,104,768,601	$ 1,247,493,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.038	.090	.134	.189	.237	.364
Net realized and unrealized gain (loss)	.008	.058	.062	.273	.007	(.315)
Total from investment operations	.046	.148	.196	.462	.244	.049
Distributions from net investment income	(.036)	(.098)	(.136)	(.192)	(.224)	(.359)
Net asset value, end of period	$ 9.35	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Total Return B,C,D	.50%	1.61%	2.14%	5.21%	2.81%	.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.70% A	.70%	.70%	.71%	.74%	.78%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.71%	.74%	.78%
Expenses net of all reductions	.70% A	.69%	.70%	.71%	.74%	.78%
Net investment income (loss)	.82% A	.97%	1.44%	2.07%	2.70%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,422	$ 212,725	$ 250,546	$ 254,410	$ 265,959	$ 342,015
Portfolio turnover rate G	64% A	75%	204%	217%	318% I	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) E	.038	.089	.134	.189	.237	.368
Net realized and unrealized gain (loss)	.018	.059	.052	.273	.016	(.327)
Total from investment operations	.056	.148	.186	.462	.253	.041
Distributions from net investment income	(.036)	(.098)	(.136)	(.192)	(.223)	(.361)
Net asset value, end of period	$ 9.36	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return B,C,D	.60%	1.60%	2.03%	5.20%	2.91%	.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.70%	.70%	.71%	.75%	.76%
Expenses net of fee waivers, if any	.71% A	.70%	.70%	.71%	.75%	.76%
Expenses net of all reductions	.71% A	.70%	.70%	.71%	.75%	.76%
Net investment income (loss)	.81% A	.96%	1.44%	2.08%	2.70%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,567	$ 140,285	$ 163,217	$ 189,230	$ 253,439	$ 334,850
Portfolio turnover rate G	64% A	75%	204%	217%	318% I	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Income from Investment Operations
Net investment income (loss) E	- I	.015	.059	.115	.167	.295
Net realized and unrealized gain (loss)	.022	.059	.062	.273	.007	(.326)
Total from investment operations	.022	.074	.121	.388	.174	(.031)
Distributions from net investment income	(.002)	(.024)	(.061)	(.118)	(.154)	(.289)
Net asset value, end of period	$ 9.37	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return B,C,D	.24%	.79%	1.31%	4.35%	2.00%	(.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of all reductions	1.51% A	1.50%	1.52%	1.52%	1.54%	1.55%
Net investment income (loss)	.01% A	.16%	.63%	1.26%	1.91%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,207	$ 7,991	$ 9,337	$ 12,587	$ 12,579	$ 11,617
Portfolio turnover rate G	64% A	75%	204%	217%	318% J	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Income from Investment Operations
Net investment income (loss) E	(.002)	.012	.056	.113	.164	.291
Net realized and unrealized gain (loss)	.013	.058	.062	.273	.006	(.315)
Total from investment operations	.011	.070	.118	.386	.170	(.024)
Distributions from net investment income	(.001)	(.020)	(.058)	(.116)	(.150)	(.286)
Net asset value, end of period	$ 9.36	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return B,C,D	.12%	.76%	1.29%	4.33%	1.95%	(.29)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of all reductions	1.56% A	1.54%	1.54%	1.54%	1.57%	1.58%
Net investment income (loss)	(.03)% A	.13%	.61%	1.24%	1.87%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,066	$ 114,564	$ 132,589	$ 131,947	$ 103,378	$ 97,150
Portfolio turnover rate G	64% A	75%	204%	217%	318% I	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) D	.046	.106	.150	.205	.255	.385
Net realized and unrealized gain (loss)	.019	.058	.052	.273	.016	(.324)
Total from investment operations	.065	.164	.202	.478	.271	.061
Distributions from net investment income	(.045)	(.114)	(.152)	(.208)	(.241)	(.381)
Net asset value, end of period	$ 9.36	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return B,C	.69%	1.78%	2.21%	5.38%	3.12%	.65%
Ratios to Average Net Assets E,G
Expenses before reductions	.52% A	.52%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52% A	.52%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.52% A	.52%	.53%	.53%	.54%	.54%
Net investment income (loss)	1.00% A	1.14%	1.62%	2.25%	2.90%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 662,505	$ 771,929	$ 719,891	$ 647,129	$ 618,098	$ 589,076
Portfolio turnover rate F	64% A	75%	204%	217%	318% H	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,341,121
Gross unrealized depreciation	(7,505,131)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,835,990

Tax cost	$ 1,096,960,044

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (24,671)
2017	(28,600,668)
2018	(16,553,917)
Total capital loss carryforward	$ (45,179,256)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,538	$ (3,232)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule

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4. Derivative Instruments - continued

Swap Agreements - continued

of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $210,864,975 and $157,648,702, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 158,715	$ 34,101
Class T	-%	.15%	101,338	1,824
Class B	.65%	.25%	32,035	23,229
Class C	.75%	.25%	541,223	71,499
			$ 833,311	$ 130,653

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,999
Class T	5,423
Class B*	9,619
Class C*	8,981
$ 40,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 177,105.17
Class T	115,629.17
Class B	7,885.22
Class C	88,565.16
Institutional Class	442,750.14
	$ 831,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,431 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $289.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 821,475	$ 2,366,926
Class T	522,784	1,612,220
Class B	1,884	23,760
Class C	9,526	276,779
Institutional Class	3,061,670	9,984,988
Total	$ 4,417,339	$ 14,264,673

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	4,705,623	11,014,249	$ 43,980,382	$ 102,166,877
Reinvestment of distributions	72,988	212,888	682,435	1,974,463
Shares redeemed	(5,606,488)	(15,418,290)	(52,408,347)	(142,936,211)
Net increase (decrease)	(827,877)	(4,191,153)	$ (7,745,530)	$ (38,794,871)
Class T
Shares sold	1,097,456	3,668,518	$ 10,267,578	$ 34,010,430
Reinvestment of distributions	50,448	154,693	472,016	1,435,835
Shares redeemed	(2,217,047)	(6,368,676)	(20,738,205)	(59,098,203)
Net increase (decrease)	(1,069,143)	(2,545,465)	$ (9,998,611)	$ (23,651,938)
Class B
Shares sold	41,215	303,790	$ 385,928	$ 2,818,839
Reinvestment of distributions	176	2,143	1,646	19,886
Shares redeemed	(233,266)	(455,109)	(2,184,398)	(4,227,668)
Net increase (decrease)	(191,875)	(149,176)	$ (1,796,824)	$ (1,388,943)
Class C
Shares sold	1,446,722	3,509,446	$ 13,539,771	$ 32,577,911
Reinvestment of distributions	803	23,322	7,518	216,245
Shares redeemed	(3,016,217)	(5,535,239)	(28,226,954)	(51,381,344)
Net increase (decrease)	(1,568,692)	(2,002,471)	$ (14,679,665)	$ (18,587,188)
Institutional Class
Shares sold	14,322,019	43,790,241	$ 133,988,863	$ 406,214,278
Reinvestment of distributions	312,032	1,025,348	2,919,512	9,519,588
Shares redeemed	(26,493,286)	(39,647,339)	(247,593,429)	(368,323,794)
Net increase (decrease)	(11,859,235)	5,168,250	$ (110,685,054)	$ 47,410,072

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements - continued

12. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record in the aggregate of approximately 31% of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2013 and for the year ended August 31, 2012, and the financial highlights for the six months ended February 28, 2013 and for each of the five years in the period ended August 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2013 and for the year ended August 31, 2012, and the financial highlights for the six months ended February 28, 2013 and for each of the five years in the period ended August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 18, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class T ranked below its competitive median for 2011, the total expense ratio of each of Class B and Institutional Class ranked equal to its competitive median for 2011, and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-USAN-0413
1.784906.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013